Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL REPORT

July 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

July 31, 2001

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--12.6%
	Banking--12.6%
$15,000,000	ABN AMRO Bank N.V., Amsterdam, 3.960%, 8/14/2001	$14,999,786
10,000,000	Abbey National Bank PLC, London, 5.390%, 1/16/2002	10,000,443
25,000,000	Bayerische Hypotheken-und Vereinsbank AG, 3.650%, 10/5/2001	25,000,000
50,000,000	Bayerische Landesbank Girozentrale, 5.400%, 1/16/2002	50,002,212
66,000,000	Chase Manhattan Bank (USA) N.A., Wilmington, 3.800%, 9/11/2001	66,000,000
173,000,000	Comerica Bank, 3.832% - 5.225%, 2/19/2002 - 7/26/2002	172,998,758
50,000,000	Credit Agricole Indosuez, 4.010%, 8/13/2001	50,000,000
50,000,000	Deutsche Bank AG, 4.600%, 9/24/2001	50,000,000
42,500,000	Societe Generale, Paris, 3.865%, 7/29/2002	42,485,656
60,000,000	Svenska Handelsbanken, Stockholm, 3.880%, 7/23/2002 - 7/24/2002	59,988,607
25,000,000	UBS AG, 4.630%, 3/28/2002	24,996,830

	TOTAL CERTIFICATES OF DEPOSIT	566,472,292

	COLLATERALIZED LOAN AGREEMENTS--3.8%
25,900,000	Goldman Sachs & Co., 3.910%, dated 7/31/2001, due 8/1/2001	25,900,000
95,000,000	Goldman Sachs & Co., 3.895% -- 3.935%, 8/1/2001	95,000,000
50,000,000	Salomon Brothers, Inc., 3.900%, 8/1/2001	50,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	170,900,000

	COMMERCIAL PAPER--42.3%[1]
	Banking--9.0%
25,000,000	Banco Santander Central Hispano, SA, 4.170%, 10/19/2001	24,771,229
50,000,000	Bayerische Landesbank Girozentrale, 3.960%, 8/3/2001	49,989,000
35,000,000	Commerzbank U.S. Finance, Inc. (Commerzbank AG, Frankfurt GTD), 4.480%, 9/19/2001	34,786,578
90,000,000	Danske Corp., Inc. (Danske Bank A/S GTD), 3.570% - 3.630%, 10/25/2001 - 4/16/2002	88,898,392
52,378,000	Fountain Square Commercial Funding Corp. (Fifth Third Bank, Cincinnati SA), 4.220%, 8/1/2001	52,378,000
27,472,000	Greenwich Funding Corp. (Credit Suisse First Boston SA), 3.580% - 3.630%, 10/24/2001 -- 12/10/2001	27,181,955
25,000,000	Park Avenue Receivables Corp., 3.750%, 8/27/2001	24,932,292
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Banking--continued
$50,000,000	Rabobank Nederland, Utrecht, 4.500%, 9/28/2001	$49,637,500
50,000,000	Societe Generale North America, Inc. (Societe Generale, Paris GTD), 3.960%, 8/14/2001	49,928,500

	TOTAL	402,503,446

	Brokerage--6.2%
125,000,000	Credit Suisse First Boston, 4.000% - 4.610%, 8/2/2001 - 9/5/2001	125,000,000
129,000,000	Goldman Sachs Group, Inc., 3.797%-4.600%, 08/01/2000-3/21/2002	129,000,000
25,000,000	Morgan Stanley, Dean Witter & Co., 4.450%, 9/24/2001	24,833,125

	TOTAL	278,833,125

	Finance - Automotive--0.3%
15,000,000	Ford Motor Credit Co., 3.925%, 8/10/2001	14,985,281

	Finance - Commercial--11.9%
152,293,000	Compass Securitization LLC, 3.750% - 4.000%, 8/2/2001 - 8/22/2001	152,095,893
60,000,000	Eureka Securitization, Inc., 3.640% - 3.700%, 9/11/2001 - 10/18/2001	59,563,528
13,830,000	Falcon Asset Securitization Corp., 3.650%, 12/17/2001	13,636,495
61,000,000	GE Capital International Funding, Inc. (General Electric Capital Corp. GTD), 3.570%, 10/22/2001	60,503,968
50,000,000	General Electric Capital Services, Inc., 3.560%, 10/22/2001	49,594,556
198,995,000	Jupiter Securitization Corp., 3.690% - 3.760%, 8/15/2001 - 9/4/2001	198,501,747

	TOTAL	533,896,187

	Finance - Retail--7.1%
75,000,000	Amsterdam Funding Corp., 3.810%, 8/3/2001	74,984,125
10,000,000	New Center Asset Trust (Series A1+/P1), 3.610%, 9/21/2001	9,948,858
100,000,000	New Center Asset Trust (Series A1/P1), 3.580%, 1/18/2002	98,309,444
35,000,000	Receivables Capital Corp., 3.640%, 10/15/2001	34,734,583
59,000,000	Wells Fargo Financial, Inc., 3.700% - 6.340%, 8/10/2001 - 1/9/2002	58,532,429
43,000,000	Windmill Funding Corp., 3.890%, 8/20/2001	42,911,719

	TOTAL	319,421,158

	Finance - Securities--4.4%
168,500,000	Galaxy Funding, Inc., 3.605% - 5.110%, 8/17/2001 - 11/21/2001	167,204,993
30,000,000	Sigma Finance, Inc. (Sigma Finance Corp. GTD), 4.490%, 9/24/2001	29,797,950

	TOTAL	197,002,943

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Insurance--3.4%
$25,000,000	CXC, Inc., 3.900%, 8/17/2001	$24,956,667
130,080,000	Sheffield Receivables Corp., 3.640% - 3.820%, 8/15/2001 - 12/17/2001	129,390,367

	TOTAL	154,347,034

	TOTAL COMMERCIAL PAPER	1,900,989,174

	SHORT-TERM NOTES--5.3%
	Banking--1.0%
45,000,000	Forrestal Funding Master Trust (Bank of America, N.A. Swap Agreement), 3.800%, 8/10/2001	44,957,250

	Finance - Automotive--0.6%
8,000,000	Chase Manhattan Auto Owner Trust 2001-A, Class A1, 3.660%, 8/15/2002	8,000,000
9,053,047	Honda Auto Receivables 2001-1 Owner Trust, Class A1, 5.270%, 3/18/2002	9,057,378
183,687	Nissan Auto Receivables 2000-C Owner Trust, Class A1, 6.700%, 11/15/2001	183,687
9,787,322	Nissan Auto Receivables 2001-B Owner Trust, Class A1, 4.742%, 5/15/2002	9,787,322

	TOTAL	27,028,387

	Finance - Commercial--0.1%
4,500,000	General Electric Capital Corp., 5.180%, 2/1/2002	4,499,208

	Finance - Equipment--0.2%
8,409,058	CNH Equipment Trust 2001-A, Class A, 4.035%, 5/20/2002	8,409,058

	Finance - Securities--3.0%
58,000,000	Beta Finance, Inc. (Beta Finance Corp. GTD), 4.350% - 6.935%, 8/20/2001 - 5/7/2002	57,985,337
75,500,000	Sigma Finance, Inc. (Sigma Finance Corp. GTD), 3.920% - 7.050%, 8/10/2001 -- 6/19/2002	75,512,848

	TOTAL	133,498,185

	Insurance--0.4%
10,000,000	Americredit Automobile Receivables Trust 2001-B, Class A1, 3.760%, 8/6/2002	10,000,000
8,000,000	WFS Financial 2001-C Owner Trust, Class A1, (FSA GTD), 3.640%, 6/20/2002	8,000,000

	TOTAL	18,000,000

	TOTAL SHORT-TERM NOTES	236,392,088

	LOAN PARTICIPATION--5.5%
	Chemicals--0.7%
32,000,000	DuPont Teijin Films U.K. Ltd. (Du Pont (E.I.) de Nemours & Co. GTD), 4.000%, 8/30/2001	32,000,000

Principal Amount		Value
	LOAN PARTICIPATION--continued
	Electrical Equipment--0.3%
$13,000,000	Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 4.155%, 5/17/2002	$13,000,000

	Finance - Automotive--4.0%
130,000,000	GMAC Residential Holding Corp. (General Motors Acceptance Corp. GTD), 3.888%, 8/1/2001	130,000,000
50,000,000	General Motors Acceptance Corp., Mortgage of PA (General Motors Acceptance Corp. GTD), 3.850% - 3.890%,8/8/2001 - 8/17/2001	50,000,000

	TOTAL	180,000,000

	Oil & Oil Finance--0.5%
25,000,000	Amoco Energy Company of Trinidad and Tobago (BP Amoco Corp. GTD), 4.030%, 8/7/2001	25,000,000

	TOTAL LOAN PARTICIPATION	250,000,000

	NOTES -- VARIABLE--25.0%[2]
	Banking--10.7%
5,440,000	AGE, Inc. (Series 2000) (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	5,440,000
3,500,000	Abbott Foods, Inc. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	3,500,000
6,000,000	Acton Assisted Living LLC (Series 2000) (Federal Home Loan Bank of Pittsburgh LOC), 3.800%, 8/2/2001	6,000,000
9,710,000	Bethesda Healthcare, Inc. (Series 1999) (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	9,710,000
4,740,000	Bethesda Properties, Inc. (Series 2000) (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	4,740,000
6,000,000	Beverly California Corp. (PNC Bank, N.A. LOC), 3.800%, 8/6/2001	6,000,000
5,000,000	C. J. Krehbiel Co. (Series 2000) (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	5,000,000
7,200,000	CNOS Building LLC (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	7,200,000
8,963,000	Capital One Funding Corp. (Series 1999-B) (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	8,963,000
50,000,000	Comerica Bank, 3.830%, 8/7/2001	50,000,000
4,000,000	David Lipscomb University (Series 1999) (SunTrust Bank LOC), 3.850%, 8/1/2001	4,000,000
9,100,000	E & J Investments LLC, Bradner Village Health Care (Series 1999) (Lasalle Bank, N.A. LOC), 3.890%, 8/2/2001	9,100,000
4,800,000	Economic Development Partnership of Alabama, Inc. (Series 1998) (AmSouth Bank N.A., Birmingham LOC), 3.790%, 8/2/2001	4,800,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$8,450,000	Elsinore Properties LP (Series 1998) (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	$8,450,000
9,600,000	Erwin Marine Sales, Inc. (Series 2000) (AmSouth Bank N.A., Birmingham LOC), 3.930%, 8/2/2001	9,600,000
3,000,000	Gainesville and Hall County, GA Development Authority, Woozer Project (Series 2000) (SunTrust Bank LOC), 3.850%, 8/1/2001	3,000,000
6,700,000	Grand Chute, WI (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	6,700,000
3,000,000	HYCO Alabama LLC (Series 2000) (Regions Bank, Alabama LOC), 3.840%, 8/2/2001	3,000,000
8,300,000	Infirmary Health Systems, Inc. (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	8,300,000
2,460,000	Joe A. Waggoner (Series 2000) (AmSouth Bank N.A., Birmingham LOC), 3.890%, 8/2/2001	2,460,000
5,200,000	K & K Management Co. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 3.843%, 8/2/2001	5,200,000
6,400,000	K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc. (Series 1998) (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	6,400,000
7,746,290	Katie Realty LLC (Series 2000) (Allfirst Bank LOC), 3.840%, 8/3/2001	7,746,290
6,420,000	Kent Capital LLC (Series 1999) (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	6,420,000
3,785,000	L. B. Industries, Inc. (Series 2000) (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	3,785,000
3,385,000	Lincoln Park (Bank One, N.A. (Chicago) LOC), 3.850%, 8/2/2001	3,385,000
60,000,000	Liquid Asset Backed Securities Trust (Series 1996-3) (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.850%, 8/15/2001	60,000,000
12,182,915	Liquid Asset Backed Securities Trust (Series 1997-1) (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.829%, 8/19/2001	12,182,915
5,000,000	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre) (First Union National Bank, Charlotte, NC LOC), 3.890%, 8/1/2001	5,000,000
4,000,000	MBE Investment Co. LLC, EH Investment Co. (Series 2000A) (Michigan National Bank, Farmington Hills LOC), 3.900%, 8/2/2001	4,000,000
25,000,000	MONET Trust (Series 2000-1) (Dresdner Bank AG, Frankfurt Swap Agreement), 3.775%, 9/27/2001	25,000,000
1,700,000	Manatee County, FL, CFI Manufacturing, Inc. Project (Series 1998B) (Huntington National Bank, Columbus, OH LOC), 3.843%, 8/2/2001	1,700,000
6,500,000	Maryland Economic Development Corp., Atlantic Pharmaceutical Services (Series 2000A) (Allfirst Bank LOC), 3.840%, 8/3/2001	6,500,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$16,000,000	Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1999) (Bank One, Louisiana LOC), 3.790%, 8/2/2001	$16,000,000
13,815,000	New Keibler-Thompson Co. (Series 2000) (Allfirst Bank LOC), 3.840%, 8/3/2001	13,815,000
4,205,000	Oceana County Freezer Storage, Inc. (Series 1999) (Huntington National Bank, Columbus, OH LOC), 3.900%, 8/2/2001	4,205,000
14,000,000	Racetrac Capital LLC (Series 2000) (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	14,000,000
6,315,000	Rollins College (Series 1998) (SunTrust Bank LOC), 3.850%, 8/8/2001	6,315,000
15,000,000	SMM Trust (Series 2000-M) (Morgan Guaranty Trust Co., New York Swap Agreement), 3.910%, 9/13/2001	15,000,000
6,621,000	Sandridge Food Corp. (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	6,621,000
5,000,000	Seven Hills School (Series 2000) (Fifth Third Bank, Cincinnati LOC), 3.920%, 8/2/2001	5,000,000
5,900,000	South Pittsburgh, TN IDB, Lodge Manufacturing Co. Project (Series 1999) (SunTrust Bank LOC), 3.850%, 8/1/2001	5,900,000
3,000,000	Swiger Coil Systems, Inc. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 3.843%, 8/2/2001	3,000,000
15,000,000	URI Trust (Series 2000-1) (UBS AG Swap Agreement), 3.928%, 9/18/2001	15,000,000
2,473,000	Vista Funding Corp. (Series 1996-A) (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	2,473,000
10,000,000	WCN Properties, Inc. (Series 2000) (Allfirst Bank LOC), 3.840%, 8/3/2001	10,000,000
35,000,000	Wells Fargo & Co., 3.800%, 8/14/2001	35,000,000
10,000,000	West Memphis IDRB, S-B Power Tool Project (Series 2000A) (Chase Manhattan Bank, New York LOC), 3.840%, 8/2/2001	10,000,000
2,900,000	White Hydraulics, Inc. (Series 1999) (AmSouth Bank N.A., Birmingham LOC), 3.890%, 8/2/2001	2,900,000
500,000	York County, PA IDA, U L Holdings LLC (Series 2000A) (Allfirst Bank LOC), 3.840%, 8/3/2001	500,000

	TOTAL	479,011,205

	Brokerage--2.0%
90,000,000	Morgan Stanley, Dean Witter & Co., 3.940%, 8/01/2001	90,000,000

	Electrical Equipment--0.4%
20,181,046	Northwest Airlines, Inc. (General Electric Co. GTD), 3.800%, 8/6/2001	20,181,046

	Finance -- Automotive--0.7%
30,000,000	GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 3.800%, 10/1/2001	29,808,671

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Finance - Commercial--2.4%
$110,000,000	CIT Group, Inc., 4.393%, 8/3/2001	$110,000,000

	Finance - Retail--0.3%
15,000,000	Bishop's Gate Residential Mortgage Trust 2001-1 Class A-1, 3.903%, 8/1/2001	15,000,000

	Finance -- Securities--1.8%
24,500,000	Beta Finance, Inc. (Beta Finance Corp. GTD), 3.840%, 8/1/2001	24,500,000
56,000,000	Sigma Finance, Inc. (Sigma Finance Corp. GTD), 3.850% - 4.100%, 8/5/2001 - 8/15/2001	56,001,919

	TOTAL	80,501,919

	Government Agency--0.2%
1,080,000	Alabama Housing Finance Authority, Turtle Lake Project (Series 2000-B) (Federal National Mortgage Association LOC), 3.790%, 8/2/2001	1,080,000
7,000,000	Direct One Funding Corp. (FNMA INS), 3.860%, 8/2/2001	7,000,000

	TOTAL	8,080,000

	Insurance--4.7%
25,000,000	Allstate Life Insurance Co., 4.269%, 09/03/2001	25,000,000
12,000,000	GE Life and Annuity Assurance Co., 4.100%, 9/1/2001	12,000,000
30,000,000	Jackson National Life Insurance Co., 3.920%, 10/1/2001	30,000,000
53,000,000	Monumental Life Insurance Co., 4.010% - 4.140%, 8/1/2001 -- 8/29/2001	53,000,000
35,000,000	New York Life Insurance Co., 4.120%, 8/31/2001	35,000,000
10,000,000	Security Life of Denver Insurance Co., 3.805%, 10/26/2001	10,000,000
44,000,000	Travelers Insurance Co., 3.890%, 9/29/2001	44,000,000

	TOTAL	209,000,000

	Telecommunications--1.8%
50,000,000	BellSouth Telecommunications, Inc., 3.970%, 9/04/2001	50,000,000
30,000,000	Verizon Global Funding, 3.736%, 9/20/2001	29,990,738

	TOTAL	79,990,738

	TOTAL NOTES - VARIABLE	1,121,573,579

	TIME DEPOSITS--2.2%[1]
	Banking--2.2%
55,000,000	Toronto Dominion Bank, 3.875%, 8/1/2001	55,000,000
45,000,000	Westdeutsche Landesbank Girozentrale, 3.875%, 8/1/2001	45,000,000

	TOTAL TIME DEPOSITS	100,000,000

Principal Amount		Value
	REPURCHASE AGREEMENTS--3.3%[3]
$50,000,000	J.P. Morgan & Co., Inc., 3.910%, dated 7/31/2001, due 8/1/2001	$50,000,000
100,000,000	Salomon Brothers, Inc., 3.920%, dated 7/31/2001, due 8/1/2001	100,000,000

	TOTAL REPURCHASE AGREEMENTS	150,000,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$4,496,327,133

1 Each issue shows the rate of discount at the time of purchase.

2 Variable rate securities with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,493,923,862) at July 31, 2001.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2001

Assets:
Total investments in securities, at amortized cost and value		$4,496,327,133
Cash		66,919
Income receivable		21,540,454
Receivable for shares sold		1,649,245
Other assets		3,095

TOTAL ASSETS		4,519,586,846

Liabilities:
Payable for investments purchased	$8,000,000
Payable for shares redeemed	11,907,524
Income distribution payable	4,043,452
Accrued expenses	1,712,008

TOTAL LIABILITIES		25,662,984

Net assets for 4,493,923,862 shares outstanding		$4,493,923,862

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,393,246,957 ÷ 2,393,246,957 shares outstanding		$1.00

Cash II Shares:
$2,100,676,905 ÷ 2,100,676,905 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2001

Investment Income:
Interest			$263,925,542

Expenses:
Investment adviser fee		$22,646,633
Administrative personnel and services fee		3,410,583
Custodian fees		272,787
Transfer and dividend disbursing agent fees and expenses		2,001,402
Directors'/Trustees' fees		30,202
Auditing fees		15,006
Legal fees		21,849
Portfolio accounting fees		179,364
Distribution services fee--Cash II Shares		5,242,269
Shareholder services fee--Institutional Service Shares		6,081,047
Shareholder services fee--Cash II Shares		5,242,269
Share registration costs		394,209
Printing and postage		145,942
Insurance premiums		196,340
Miscellaneous		16,438

TOTAL EXPENSES		45,896,340

Waivers:
Waiver of investment adviser fee	$(13,142,793)
Waiver of distribution services fee--Cash II Shares	(1,824,310)
Waiver of shareholder services fee--Institutional Service Shares	(170,269)

TOTAL WAIVERS		(15,137,372)

Net expenses			30,758,968

Net investment income			$233,166,574

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$233,166,574	$163,259,002

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(127,565,087)	(107,152,653)
Cash II Shares	(105,601,487)	(56,106,349)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(233,166,574)	(163,259,002)

Share Transactions:
Proceeds from sale of shares	23,181,284,270	19,064,721,625
Proceeds from shares issued in connection with the tax-free acquisition of assets from the IAI Money Market Fund	15,239,805	--
Net asset value of shares issued to shareholders in payment of distributions declared	190,224,079	124,309,614
Cost of shares redeemed	(22,674,629,819)	(17,729,160,867)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	712,118,335	1,459,870,372

Change in net assets	712,118,335	1,459,870,372

Net Assets:
Beginning of period	3,781,805,527	2,321,935,155

End of period	$4,493,923,862	$3,781,805,527

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	5.38%	5.50%	4.76%	5.25%	5.09%

Ratios to Average Net Assets:

Expenses	0.60%	0.59%	0.59%	0.59%	0.58%

Net investment income	5.24%	5.40%	4.66%	5.13%	4.97%

Expense waiver/reimbursement[3]	0.30%	0.30%	0.32%	0.30%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,393,247	$2,330,894	$1,623,816	$1,734,061	$1,378,982

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended
	2001	2000 [1]	1999	1998	7/31/1997 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	5.20%	5.32%	4.58%	5.07%	4.14%

Ratios to Average Net Assets:

Expenses	0.77%	0.76%	0.76%	0.76%	0.75%[4]

Net investment income	5.04%	5.32%	4.49%	4.94%	4.84%[4]

Expense waiver/reimbursement[5]	0.38%	0.38%	0.40%	0.38%	0.41%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,100,677	$1,450,912	$698,119	$703,755	$725,267

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from September 27, 1996 (date of initial public investment) to July 31, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2001

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers, Inc. ("IAI") Money Market Fund in a tax-free reorganization as follows:

Institutional Service Shares of the Fund Issued	IAI Money Market Fund Net Assets Received
15,239,805	$15,239,805

Net Assets of the Fund Prior to Combination	Net Assets of IAI Money Market Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$4,058,504,416	$15,239,805	$4,073,744,221

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2001, capital paid-in aggregated $4,493,923,862.

Transactions in shares were as follows:

Year Ended July 31	2001	2000
Institutional Service Shares:
Shares sold	11,854,564,839	11,954,893,180
Shares Issued in Connection with the tax-free acquisition of assets from IAI Money Market Fund	15,239,805	--
Shares issued to shareholders in payment of distributions declared	92,454,412	74,386,984
Shares redeemed	(11,899,905,955)	(11,322,202,110)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	62,353,101	707,078,054

Year Ended July 31	2001	2000
Cash II Shares:
Shares sold	11,326,719,431	7,109,828,445
Shares issued to shareholders in payment of distributions declared	97,769,667	49,922,630
Shares redeemed	(10,774,723,864)	(6,406,958,757)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	649,765,234	752,792,318

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	712,118,335	1,459,870,372

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Cash Management Trust (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods in the four years ended July 31, 1999 were audited by other auditors, whose report dated September 29, 1999 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 7, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

25698 (9/01)

Federated Investors
World-Class Investment Manager

Liberty U.S. Government
Money Market Trust

A Portfolio of Money Market Obligations Trust

22ND ANNUAL REPORT

July 31, 2001

Established 1980

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Liberty U.S. Government Money Market Trust

President's Message

Dear Shareholder:

Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, was established in 1980, and I am pleased to present its 22nd Annual Report to Shareholders. The fund recently changed its fiscal year end from March 31 to July 31; accordingly, this report covers the abbreviated reporting period from April 1, 2001 through July 31, 2001.

This report includes a discussion with portfolio manager Joseph M. Natoli, Vice President, who co-manages the fund with Susan R. Hill, Vice President, both of Federated Investment Management Company. It also features a complete list of the fund's holdings and financial statements.

Since its inception, Liberty U.S. Government Money Market Trust has maintained a stable net asset value of $1.00 per share.1 Today, the fund provides more than 50,000 shareholder accounts with daily competitive rates of interest from short-term U.S. government securities.

Over the four months from April 1, 2001 through July 31, 2001, the fund paid Class A and Class B shareholders dividends totaling $0.012 per share and $0.009 per share, respectively. At the end of the reporting period, the fund's portfolio of more than $630 million was invested across 69 high quality securities.

Thank you for selecting Liberty U.S. Government Money Market Trust, which is managed to keep the value of your principal stable while giving you daily access to your invested cash. We will continue to update you on your investment, and, as always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
September 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Susan R. Hill

Vice President

Federated Investment Management Company

Joseph M. Natoli

Vice President

Federated Investment Management Company

Investment Review

What is your analysis of economic activity during the fund's reporting period from April 1, 2001 through July 31, 2001?

Economic activity in the reporting period continued to be weak. The Federal Reserve Board (the "Fed") continued to respond aggressively to the weakness by reducing the Federal Funds target rate on three separate occasions. In response, yields on short-term Treasury and Agency securities declined.

Although economic growth in recent quarters did not meet the classic definition of recession--two successive quarters of negative growth--the deceleration in Gross Domestic Product (GDP) was pronounced. Following growth of 4.1% in 2000, GDP in the first quarter of this year grew by 1.3% versus the fourth quarter of 2000. The preliminary estimate of second quarter growth was a mere 0.7%.

The industrial sector of the economy appears to be weakest. The National Association of Purchasing Manager's Index (NAPM), an important indicator of factory sector trends, contracted in the first half of this year to levels not seen since 1991. Industrial production has declined for nine consecutive months and capacity utilization in June was 77.0, the weakest reading since 1983. The employment situation, in turn, deteriorated in the first half of this year. Non-farm payrolls declined in each month of the second quarter and the unemployment rate has ticked up to nearly 4.6% from 4.2% at the beginning of the year. The consumer, while holding up better than the capital spending side of economic activity, has not been immune to the downturn. Consumer confidence measures have fallen to levels not seen since 1993, yet retail sales and the housing market have remained fairly strong.

What has the Fed done to stimulate the economy?

In the face of this slowdown, the Fed has reacted aggressively. Since the beginning of the year, the Fed has reduced rates by 275 basis points, from 6.50% to 3.75%. This is the most aggressive period of rate cutting ever by the Alan Greenspan-led Fed and included five separate rate cuts of 50 basis points. At the Federal Open Market Committee ("FOMC") meeting in June, however, the Fed opted to reduce interest rates by a more gradual 25 basis points. This may have signaled that the Fed is nearing the end of the easing cycle and is prepared to let the effects of monetary policy stimulus flow through the economy. Importantly, fiscal stimulus is in the pipeline as well. Tax refund checks, part of a broad tax cut passed by the U.S. Congress, should reach most consumers in the third quarter of this year and could provide economic stimulus.

How have the Fed's actions affected short-term interest rates?

Movements in short-term rates reflected the aggressive interest rate reductions put in place by the Fed. The yield on the one-year agency discount note traded at 4.50% at the start of this reporting period. With the economy slowing and the Fed reducing rates, the yield on this security generally declined throughout the period. The security ended the reporting period yielding 3.62%. The reduction in yield was even more dramatic since the beginning of the year. On January 1, 2001, the yield on the one-year agency discount note was 5.69%. The 3.62% yield on July 31 was a full 207 basis points below the January 1 level. (100 basis points is the equivalent of 1% in yield.)

How did you manage the fund during the reporting period?

Liberty U.S. Government Money Market Trust was managed within a 35- to 45-day average maturity target range. We moved within that range as relative value opportunities in the market dictated. The portfolio remained generally barbelled in structure, combining a significant position in overnight and term repurchase agreements and floating rate paper with securities maturing in 6 to 13 months. At the end of the reporting period, 48% of the fund was invested in overnight and term repurchase agreements. Twenty-seven percent of the fund was invested in floating rate securities tied to various money market indices. The remainder of the fund was invested in discount note and debentures issued by the Federal Home Bank System, the Student Loan Marketing Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation.

What do you see ahead for economic growth and short-term interest rates through the end of 2001?

Economic growth through the end of 2001 is likely to remain relatively weak. While some indicators that we monitor closely suggest that a bottom in economic activity may be forming, no significant recovery is visible at this point. Shortly after the end of the reporting period, on August 21, the Fed voted to ease again by 25 basis points, lowering the federal funds target rate to 3.5%. Like other market participants, the Fed will need to assess the impact of the monetary and fiscal stimulus in place.

Portfolio of Investments

July 31, 2001

Principal Amount			Value
		GOVERNMENT AGENCIES--54.3%
$17,000,000	[1]	Federal Home Loan Bank System, Discount Notes, 3.860% - 4.450%, 9/21/2001 - 3/28/2002	$16,828,375
61,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 3.622% - 4.093%, 8/1/2001 - 9/17/2001	60,993,380
13,000,000		Federal Home Loan Bank System, Notes, 4.500% - 6.750%, 12/19/2001 - 4/25/2002	13,052,633
35,952,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 3.590% - 6.325%, 8/9/2001 - 7/18/2002	35,488,241
7,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Note, 3.590%, 8/21/2001	6,999,339
7,000,000		Federal Home Loan Mortgage Corp., Notes, 4.030% - 4.300%, 6/6/2002 - 6/28/2002	7,000,000
56,400,000	[1]	Federal National Mortgage Association, Discount Notes, 3.645% - 5.250%, 8/15/2001 - 4/5/2002	55,844,192
80,000,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 3.520% - 4.120%, 8/1/2001 -- 10/30/2001	79,971,580
29,500,000		Federal National Mortgage Association, Notes, 3.950% - 6.750%, 9/27/2001 - 8/15/2002	29,796,136
25,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 3.991% - 4.011%, 8/7/2001	24,998,653
3,000,000		Student Loan Marketing Association, Note, 3.760%, 7/16/2002	2,998,706

		TOTAL GOVERNMENT AGENCIES	333,971,235

		REPURCHASE AGREEMENTS--48.3%[3]
20,000,000		BNP Paribas Securities Corp., 3.920%, dated 7/31/2001, due 8/1/2001	20,000,000
3,982,000		Barclays Capital, Inc., 3.870%, dated 7/31/2001, due 8/1/2001	3,982,000
25,000,000		Countrywide Securities Corp., 3.920%, dated 7/31/2001, due 8/1/2001	25,000,000
6,000,000	[4]	Credit Suisse First Boston Corp., 3.750%, dated 7/6/2001, due 8/8/2001	6,000,000
2,000,000	[4]	Credit Suisse First Boston Corp., 3.820%, dated 6/5/2001, due 8/30/2001	2,000,000
25,000,000		Deutsche Bank Alex Brown, Inc., 3.920%, dated 7/31/2001, due 8/1/2001	25,000,000
140,000,000		Fuji Government Securities, Inc., 3.920%, dated 7/31/2001, due 8/1/2001	140,000,000
15,000,000		Goldman Sachs & Co., 3.910%, dated 7/31/2001, due 8/1/2001	15,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$25,000,000		J.P. Morgan & Co., Inc., 3.910%, dated 7/31/2001, due 8/1/2001	$25,000,000
25,000,000		Salomon Brothers, Inc., 3.920%, dated 7/31/2001, due 8/1/2001	25,000,000
10,000,000		Warburg Dillon Reed LLC, 3.920%, dated 7/31/2001, due 8/1/2001	10,000,000

		TOTAL REPURCHASE AGREEMENTS	296,982,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$630,953,235

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($615,223,497) at July 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2001

Assets:
Investments in repurchase agreements	$296,982,000
Investments in securities	333,971,235

Total investments in securities, at amortized cost and value		$630,953,235
Cash		10,118
Income receivable		1,773,310
Receivable for shares sold		1,348,802

TOTAL ASSETS		634,085,465

Liabilities:
Payable for investments purchased	7,436,135
Payable for shares redeemed	10,915,565
Income distribution payable	176,006
Accrued expenses	334,262

TOTAL LIABILITIES		18,861,968

Net assets for 615,223,497 shares outstanding		$615,223,497

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$525,484,067 ÷ 525,484,067 shares outstanding		$1.00

Class B Shares:
$89,739,430 ÷ 89,739,430 shares outstanding		$1.00

Redemption Proceeds Per Share:
Class A Shares		$1.00

Class B Shares (94.50/100 of $1.00)[1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended July 31, 20011

Investment Income:
Interest		$10,020,593

Expenses:
Investment adviser fee	$1,103,206
Administrative personnel and services fee	168,264
Custodian fees	22,789
Transfer and dividend disbursing agent fees and expenses	368,270
Directors'/Trustees' fees	450
Auditing fees	11,692
Legal fees	1,858
Portfolio accounting fees	38,421
Distribution services fee--Class B Shares	253,380
Shareholder services fee--Class A Shares	474,185
Shareholder services fee--Class B Shares	84,460
Share registration costs	49,454
Printing and postage	6,634
Insurance premiums	45
Miscellaneous	298

TOTAL EXPENSES	2,583,406

Waiver:
Waiver of shareholder services fee--Class A Shares	(284,511)

Net expenses		2,298,895

Net investment income		$7,721,698

1 The Fund has changed its fiscal year-end from March 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2001

Investment Income:
Interest		$47,394,803

Expenses:
Investment adviser fee	$3,667,888
Administrative personnel and services fee	561,641
Custodian fees	61,029
Transfer and dividend disbursing agent fees and expenses	1,741,909
Directors'/Trustees' fees	6,301
Auditing fees	12,041
Legal fees	4,386
Portfolio accounting fees	121,194
Distribution services fee--Class B Shares	576,664
Shareholder services fee--Class A Shares	1,672,457
Shareholder services fee--Class B Shares	192,221
Share registration costs	97,603
Printing and postage	30,006
Insurance premiums	2,285
Miscellaneous	4,645

TOTAL EXPENSES	8,752,270

Waiver:
Waiver of shareholder services fee--Class A Shares	(1,002,704)

Net expenses		7,749,566

Net investment income		$39,645,237

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended	Year Ended March 31,
	7/31/2001 [1]	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,721,698	$39,645,237	$28,081,486

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,808,415)	(36,178,843)	(25,516,236)
Class B Shares	(913,283)	(3,466,394)	(2,565,250)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,721,698)	(39,645,237)	(28,081,486)

Share Transactions:
Proceeds from sale of shares	590,862,177	6,027,748,021	2,721,195,250
Net asset value of shares issued to shareholders in payment of distributions declared	6,523,502	31,855,389	24,036,380
Cost of shares redeemed	(703,990,918)	(6,030,542,377)	(2,702,590,414)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(106,605,239)	29,061,033	42,641,216

Change in net assets	(106,605,239)	29,061,033	42,641,216

Net Assets:
Beginning of period	721,828,736	692,767,703	650,126,487

End of period	$615,223,497	$721,828,736	$692,767,703

1 The Fund has changed its fiscal year-end from March 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended March 31,
	7/31/2001 [1]	2001	2000 [2]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.04	0.04	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.04)	(0.04)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.21%	5.55%	4.43%	4.40%	4.67%	4.43%

Ratios to Average Net Assets:

Expenses	0.89%[4]	0.95%	1.02%	1.02%	1.06%	1.06%

Net investment income	3.59%[4]	5.41%	4.33%	4.31%	4.57%	4.33%

Expense waiver/reimbursement[5]	0.15%[4]	0.15%	0.15%	0.16%	0.22%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$525,484	$614,276	$609,340	$598,859	$611,630	$658,731

1 The Fund has changed its fiscal year-end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended March 31,
	7/31/2001 [1]	2001	2000 [2]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.03	0.03	0.04	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.03)	(0.03)	(0.04)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.90%	4.60%	3.50%	3.45%	3.71%	3.59%

Ratios to Average Net Assets:

Expenses	1.79%[4]	1.85%	1.92%	1.93%	1.98%	1.87%

Net investment income	2.69%[4]	4.51%	3.52%	3.36%	3.65%	3.58%

Expense waiver/reimbursement[5]	--	--	--	--	0.05%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$89,739	$107,553	$83,428	$51,267	$19,146	$28,337

1 The Fund has changed its fiscal year-end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2001

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act, which approximates market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Change in Fiscal Year

The Fund has changed its fiscal year-end from March 31 to July 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended	Year Ended March 31,
	7/31/2001 [1]	2001	2000
Class A Shares:
Shares sold	552,318,233	5,836,555,246	2,485,796,322
Shares issued to shareholders in payment of distributions declared	5,838,660	29,298,149	22,157,727
Shares redeemed	(646,948,786)	(5,860,917,283)	(2,497,473,280)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(88,791,893)	4,936,112	10,480,769

	Period Ended	Year Ended March 31,
	7/31/2001 [1]	2001	2000
Class B Shares:
Shares sold	38,543,944	191,192,775	235,398,928
Shares issued to shareholders in payment of distributions declared	684,842	2,557,240	1,878,653
Shares redeemed	(57,042,132)	(169,625,094)	(205,117,134)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(17,813,346)	24,124,921	32,160,447

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(106,605,239)	29,061,033	42,641,216

1 The Fund has changed its fiscal year-end from March 31 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liberty U.S. Government Money Market Trust (the "Fund") (one of the portfolios constituting the Money Market Obligations Trust), as of July 31, 2001, and the related statements of operations for the period from April 1, 2001 to July 31, 2001 and for the year ended March 31, 2001, the statements of changes in net assets and the financial highlights for the period from April 1, 2001 to July 31, 2001 and for each of the two years in the period ended March 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 1999 were audited by other auditors whose report, dated May 18, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty U.S. Government Money Market Trust, a portfolio of the Money Market Obligations Trust, at July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 7, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8042603 (9/01)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL REPORT

July 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

INSTITUTIONAL CAPITAL SHARES

Portfolio of Investments Municipal Obligations Fund

July 31, 2001

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.6%[1]
		Alabama--1.7%
$2,950,000		Alabama State IDA, IDRBs (Series 1996), Weekly VRDNs (IMI Cash Valve)/(Regions Bank, Alabama LOC)	$2,950,000
3,350,000		Alabama State IDA, IDRBs Weekly VRDNs (Kappler USA, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,350,000
2,530,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,530,000
4,130,000		Geneva County, AL, IDB Adjustable Fixed Rate IDRBs (Series 1996), Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank, Alabama LOC)	4,130,000
2,450,000		Shelby County, AL, EDA (Series 1999), Weekly VRDNs (Alabama Dry Felt LLC)/(Regions Bank, Alabama LOC)	2,450,000

		TOTAL	15,410,000

		Arizona--1.0%
2,500,000		Glendale, AZ, IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,500,000
5,000,000		Pima County, AZ, IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	5,000,000
1,800,000		Yuma County, AZ Airport Authority, Inc., (Series 1997A), Weekly VRDNs (Bank One, Arizona N.A. LOC)	1,800,000

		TOTAL	9,300,000

		Arkansas--1.1%
1,000,000		Arkadelphia, AR, IDRB (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank AS LOC)	1,000,000
4,000,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corporation)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
5,500,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.)	5,500,000

		TOTAL	10,500,000

		California--9.5%
10,000,000		California Community College Financing Authority, (Series A), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	10,000,000
38,000,000		California Statewide Communities Development Authority, (FR/RI-L18), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	38,000,000
4,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$25,100,000		Los Angeles, CA Unified School District, 2000-2001 TRANs, Trust Receipts (Series 2000 FR/RI-L13), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	$25,100,000
10,500,000		San Bernardino County, CA, (PT-478), Weekly VRDNs (Woodview Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ)	10,500,000

		TOTAL	87,600,000

		Colorado--2.9%
6,100,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	6,100,000
8,790,000		Denver, CO City & County Airport Authority, (Series B), 4.00% Bonds, 11/15/2001	8,809,690
3,215,000		Denver, CO City & County Airport Authority, (Series C), 6.35% Bonds, 11/15/2001	3,232,584
2,500,000		Denver, CO City & County Airport Authority, Trust Receipts (Series 2000 FR/RI-L27), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	2,500,000
5,900,000		El Paso County, CO Single Family Mortgage Revenue, (Series 2001C), 2.85% BANs, 7/15/2002	5,900,000

		TOTAL	26,542,274

		District of Columbia--1.1%
9,960,000		District of Columbia Housing Finance Agency, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,960,000

		Florida--5.4%
6,946,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,946,000
8,675,000		Escambia County, FL HFA, (PT-121), Weekly VRDNs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ)	8,675,000
6,000,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	6,000,000
3,385,000		Florida HFA, Trust Receipts, (Series 1998 FR/RI-12), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	3,385,000
6,786,000		Orange County, FL, HFA (Series 1997A), Weekly VRDNs (Regal Pointe Apartments)/(FHLMC LOC)	6,786,000
17,600,000		Pinellas County, FL Health Facility Authority Daily VRDNs (Chase Manhattan Bank, New York LOC)	17,600,000

		TOTAL	49,392,000

		Georgia--2.1%
9,500,000		Clayton County, GA Development Authority, (Series 1994), Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank, New York LOC)	9,500,000
7,190,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,190,000
2,800,000		McDuffie County, GA Development Authority, (Series 1998), 3.55% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 8/9/2001	2,800,000

		TOTAL	19,490,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Hawaii--0.3%
$2,450,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	$2,450,000

		Illinois--4.2%
2,000,000		Chicago, IL O'Hare International Airport, Trust Receipts (Series 2000 FR/RI-L28), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	2,000,000
4,500,000		Chicago, IL SFM (Series 2001B), 3.25% BANs, 3/1/2002	4,500,000
3,000,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	3,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 2.95% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2001	10,500,000
2,000,000		Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	2,000,000
1,150,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,150,000
4,400,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	4,400,000
1,900,000		Illinois Development Finance Authority, IDRB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America, N.A. LOC)	1,900,000
3,000,000		Illinois Development Finance Authority, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
1,475,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Company)/(Bank One, Illinois, N.A. LOC)	1,475,000
2,250,000		Peoria, IL (Series 1995), Weekly VRDNs (Praise and Leadership Elementary School)/(Bank One, Illinois, N.A. LOC)	2,250,000
2,100,000		Rockford, IL, EDRB, 4.50% TOBs (Independence Village of Rockford)/(U.S. Bank, N.A., Minneapolis LOC), Optional Tender 12/1/2001	2,100,000

		TOTAL	38,275,000

		Indiana--3.1%
1,500,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,500,000
3,230,000		Elkhart County, IN (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(KeyBank, N.A. LOC)	3,230,000
1,500,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, Delaware LOC)	3,400,000
2,005,000		Kendallville, IN, IDRB (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	2,005,000
6,580,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	6,580,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$1,170,000		Richmond, IN, EDRB (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One, Indiana, N.A. LOC)	$1,170,000
1,800,000		Spencer-Owen, IN Community Schools, 3.75% TANs, 12/31/2001	1,803,648
4,000,000		Westfield, IN, IDRB (Series 1998), Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	4,000,000
3,200,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,200,000

		TOTAL	28,388,648

		Kansas--1.9%
6,500,000		Burlington, KS (Series B), Weekly VRDNs (Kansas City Power and Light Co.)	6,500,000
1,900,000		Olathe, KS, IDRB (Series 1995), Weekly VRDNs (Garmin International, Inc.)/(Bank of America, N.A. LOC)	1,900,000
9,165,000		Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	9,165,000

		TOTAL	17,565,000

		Kentucky--3.0%
6,000,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,485,000		Jefferson County, KY Industrial Building Revenue Bonds (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,485,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	11,995,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates (Series 1998 O), 2.80% TOBs (Bank of America, N.A. LIQ), Optional Tender 11/29/2001	4,000,000
3,650,000		Paris, KY Weekly VRDNs (Monessen Holdings, LLC)/(Fifth Third Bank, Cincinnati LOC)	3,650,000

		TOTAL	27,130,000

		Louisiana--2.8%
3,995,000	[2]	Jefferson Parish, LA Home Mortgage Authority, (PT-492), 4.30% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/20/2001	3,995,000
5,000,000		Lake Charles, LA Harbor & Terminal District Revenue Bonds (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
12,100,000		Lake Charles, LA Harbor & Terminal District Revenue Bonds (Series 2000), Weekly VRDNs (Conoco, Inc.)/(Bank One, N.A. (Chicago) LOC)	12,100,000
3,400,000		Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,400,000
1,600,000		Ouachita Parish, LA, IDB (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	26,095,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maine--1.2%
$4,200,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet National Bank LOC)	$4,200,000
2,800,000		Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Fleet National Bank LOC)	2,800,000
1,720,000		Trenton, ME (Series 1998), Weekly VRDNs (Hinckley Co.)/(KeyBank, N.A. LOC)	1,720,000
2,240,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	2,240,000

		TOTAL	10,960,000

		Maryland--1.4%
1,386,000		Harford County, MD, Variable Rate Demand/Fixed Rate Refunding Bond (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	1,386,000
4,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 2.95% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2001	4,375,000
2,480,000		Maryland State Community Development Administration, (Series 1990 A), Weekly VRDNs (College Estates)/(Allfirst LOC)	2,480,000
5,000,000		Maryland State Community Development Administration, (Series 1990 B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	5,000,000

		TOTAL	13,241,000

		Massachusetts--1.2%
5,900,000		Ashburnham - Westminster, MA Regional School District, 3.40% BANs, 1/29/2002	5,904,240
2,200,000		Ashburnham - Westminster, MA Regional School District, 3.49% BANs, 8/28/2001	2,200,381
3,300,000		Massachusetts Water Pollution Abatement Trust Pool, SGA (Series 87), Daily VRDNs (Societe Generale, Paris LIQ)	3,300,000

		TOTAL	11,404,621

		Minnesota--5.1%
10,000,000		Becker, MN, PCR (Series 1993-A), 2.80% CP (Northern States Power Co., Minnesota), Mandatory Tender 10/10/2001	10,000,000
9,000,000		Becker, MN, PCR (Series 1993-B), 2.90% CP (Northern States Power Co., Minnesota), Mandatory Tender 9/10/2001	9,000,000
1,250,000		Blaine, MN (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,250,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower (Series 1999), 3.915% TOBs (Bank of America, N.A.), Mandatory Tender 5/1/2002	3,600,000
3,600,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$10,940,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), 2.97% TOBs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	$10,940,000
2,400,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,400,000
2,365,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,365,000
1,110,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,110,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000

		TOTAL	46,515,000

		Mississippi--1.5%
9,790,000		Mississippi Regional Housing Authorithy No. II, (Series 1998), 4.70% TOBs (Bradford Park Apartments)/(AmSouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2001	9,790,000
4,000,000		Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A. LOC)	4,000,000

		TOTAL	13,790,000

		Missouri--1.6%
1,750,000		Kansas City, MO, IDA (Series 1999), Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,750,000
6,770,000	[2]	Missouri State Housing Development Commission, (PT-495), 4.30% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/20/2001	6,770,000
1,000,000		St. Louis, MO, IDA (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000
5,000,000		St. Louis, MO IDA, Homer G. Phillips Dignity House (Series 1999), 4.05% TOBs (Bayerische Landesbank Girozentrale) 8/1/2001	5,000,000

		TOTAL	14,520,000

		Montana--0.4%
4,000,000		Montana State Board of Investments, Resource Recovery Revenue Bonds (Series 1989), 3.25% TOBs (Colstrip Energy LP)/(Dexia Public Finance Bank S.A. LOC), Optional Tender 3/1/2002	4,000,000

		Multi State--3.3%
19,000,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	19,000,000
9,032,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,032,000
2,015,000		Palm Beach County, FL HFA, MERLOTS (Series 2001 A-71) Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	2,015,000

		TOTAL	30,047,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nebraska--1.2%
$2,700,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,700,000
4,400,000		Douglas County, NE, IDRB (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,400,000
3,945,000		Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,945,000

		TOTAL	11,045,000

		Nevada--0.1%
450,000		Nevada State Department of Community & Industrial Development Weekly VRDNs (Kinplex Company)/(Credit Commercial De France, Paris LOC)	450,000
855,000		Sparks, NV, IDRB (Series 1996), Weekly VRDNs (The Antioch Publishing Co.)/(National City Bank, Ohio LOC)	855,000

		TOTAL	1,305,000

		New Hampshire--0.3%
3,042,000		New Hampshire Business Finance Authority, IDRB (Series A), Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	3,042,000

		New Jersey--2.4%
5,360,000		Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,360,000
1,658,722		Phillipsburg, NJ, 5.125% BANs, 8/17/2001	1,659,157
4,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	4,010,697
3,816,000		Vineland, NJ, 4.50% BANs, 12/13/2001	3,818,676
7,000,000		Willingboro Township, NJ, 3.00% BANs, 7/26/2002	7,013,357

		TOTAL	21,861,887

		New Mexico--1.6%
3,850,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,850,000
4,650,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)	4,650,000
6,385,000		New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A66), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,385,000

		TOTAL	14,885,000

		New York--2.7%
2,500,000		Long Island Power Authority, (Series 1A), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	2,500,000
7,900,000		New York State Energy Research & Development Authority, (Series 2001 A-3), Weekly VRDNs (Consolidated Edison Co.)/(Barclays Bank PLC LOC)	7,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$12,000,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N17), Weekly VRDNs (Bank of New York LIQ)	$12,000,000
2,000,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank, New York LIQ)	2,000,000

		TOTAL	24,400,000

		North Carolina--1.4%
7,400,000		Martin County, NC, IFA (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	7,400,000
5,000,000	[2]	North Carolina State, (PT-413), 2.80% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	5,000,000

		TOTAL	12,400,000

		Ohio--1.4%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), 3.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/22/2002	4,000,000
2,655,000		Cuyahoga County, OH, IDA (Series 1997), Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,655,000
1,000,000		Cuyahoga County, OH (Series 1999), Weekly VRDNs (National Terminal Apartments)/(Fleet National Bank LOC)	1,000,000
2,000,000		Mason City, OH, 3.30% BANs, 5/30/2002	2,004,016
3,500,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000

		TOTAL	13,159,016

		Oklahoma--1.0%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(Chase Manhattan Bank, New York LOC)	6,000,000
3,000,000		Cleveland County, OK Home Loan Authority, Tecumseh Pointe Apartments, 3.7125% TOBs (HSBC Bank USA), Optional Tender 3/1/2002	3,000,000

		TOTAL	9,000,000

		Oregon--0.9%
165,000		Oregon State, EDRBs (Series1988B), Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells Fargo Bank, N.A. LOC)	165,000
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(KeyBank, N.A. LOC)	8,500,000

		TOTAL	8,665,000

		Rhode Island--0.8%
3,000,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001-A31), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,000,000
4,250,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(KeyBank, N.A. LOC)	4,250,000

		TOTAL	7,250,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--4.7%
$17,500,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.)	$17,500,000
1,355,000		Berkeley County, SC, IDB (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One, N.A. (Ohio) LOC)	1,355,000
8,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	8,800,000
3,000,000		Lexington, SC Water & Sewage, (Series 2000), 5.00% BANs, 10/11/2001	3,001,619
3,380,000		South Carolina Job Development Authority Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,380,000
400,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A. LOC)	400,000
750,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A. LOC)	750,000
450,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC, N.A. LOC)	450,000
3,700,000		South Carolina Job Development Authority, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
3,600,000		York County, SC, IDA, (Series 1989), Weekly VRDNs (Sediver, Inc.)/(BNP Paribas LOC)	3,600,000

		TOTAL	42,936,619

		South Dakota--0.3%
2,500,000		South Dakota Housing Development Authority, (Series 2001-C), 3.25% Bonds, 4/3/2002	2,500,000

		Tennessee--2.2%
4,000,000		Carter County, TN, IDB (Series 1983), Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	4,000,000
1,500,000		Cheatham County, TN, IDB (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,500,000
2,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC)	3,000,000
1,550,000		Knox County, TN, IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,550,000
600,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	600,000
4,000,000		Tullahoma, TN, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000
3,100,000		Union City, TN, IDB (Series 1995) Weekly VRDNs (Kohler Co.)/(Wachovia Bank of NC, N.A. LOC)	3,100,000

		TOTAL	19,750,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--11.9%
$2,750,000		Angelina and Neches River Authority, Texas (Series 1998), 3.55% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 8/9/2001	$2,750,000
12,000,000		Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
7,500,000		Brazos River Authority, TX (Series 1996C), Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	7,500,000
5,755,000		Brazos River Authority, TX (Series 1999B), Weekly VRDNs (TXU Electric Co.)/(Morgan Guaranty Trust Co., New York LOC)	5,755,000
3,500,000		Brazos River Authority, TX (Series 1999C), Weekly VRDNs (TXU Electric Co.)/(Bank of New York LOC)	3,500,000
7,000,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America, N.A. LOC)	12,055,000
11,700,000		Gulf Coast, TX, IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.)	11,700,000
5,050,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993), Daily VRDNs (BP Amoco Corp.)	5,050,000
8,900,000		Harris County, TX, HFDC (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	8,900,000
7,000,000		Harris County, TX, HFDC (Series 1997A), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	7,000,000
9,610,000		Houston, TX Airport System, (Series 2001-B4), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	9,610,000
2,500,000		Midlothian, TX, IDC (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America, N.A. LOC)	2,500,000
4,300,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,300,000
5,500,000		Tarrant County, TX, IDC (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank, New York LOC)	5,500,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	108,970,000

		Utah--2.0%
18,500,000		Weber County, UT (Series 2000C), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Public Finance Bank SA LIQ)	18,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--1.6%
$1,000,000		Halifax, VA, IDA MMMs, PCR, 2.75% CP (Virginia Electric Power Co.), Mandatory Tender 12/10/2001	$1,000,000
6,000,000		Halifax, VA, IDA MMMs, PCR, 2.75% CP (Virginia Electric Power Co.), Mandatory Tender 2/12/2002	6,000,000
1,500,000		James City County, VA, IDA (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	1,500,000
6,585,000		Roanoke, VA, IDA Hospital Revenue Bonds (Series 1995C), Daily VRDNs (Carilion Health System Obligated Group)/(First Union National Bank, Charlotte, NC LIQ)	6,585,000

		TOTAL	15,085,000

		Washington--2.2%
7,000,000		Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,000,000
7,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America, N.A. LOC)	7,000,000
3,175,000		Washington State Housing Finance Commission, (Series 2001 2A-S), 3.25% BANs, 4/1/2002	3,175,000
3,000,000		Yakima County, WA Public Corp., (Series 1999), Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	3,000,000

		TOTAL	20,175,000

		West Virginia--1.3%
2,140,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,140,000
10,000,000		West Virginia Public Energy Authority, (Series 1989A), 3.00% CP (Morgantown Energy Associates)/(Dexia Public Finance Bank SA LOC), Mandatory Tender 9/10/2001	10,000,000

		TOTAL	12,140,000

		Wisconsin--4.0%
4,900,000		East Troy Community School District, WI, 4.75% TRANs, 10/30/2001	4,902,726
1,000,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/ (Firstar Bank, N.A. LOC)	1,000,000
3,250,000		Hancock, WI (Series 1996), Weekly VRDNs (Ore-Ida Foods, Inc.)/ (Heinz (H.J.) Co. GTD)	3,250,000
3,350,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,350,000
2,735,000		La Crosse, WI, IDA (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,735,000
1,600,000		Lake Geneva-Genoa, WI Union High School District, 4.75% TRANs, 10/1/2001	1,600,639
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$2,300,000		Milwaukee, WI (Series 1997), 2.95% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2001	$2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,000,000
1,400,000		Omro, WI School District, 4.875% TRANs, 9/28/2001	1,400,584
3,880,000		Sussex, WI, IDB (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,880,000
2,800,000		Westby, WI Area School District, 5.00% TRANs, 11/1/2001	2,801,999
8,000,000		Wisconsin Housing & Economic Development Authority, Trust Receipts (Series 1997), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	8,000,000

		TOTAL	36,220,948

		Wyoming--0.8%
7,500,000		Campbell County, WY, Two Elk Power Generation Station (Series 2000), 4.60% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/3/2001	7,500,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$923,366,013

Securities that are subject to alternative minimum tax represent 69.7% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.5%	2.5%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At July 31, 2001, these securities amounted to $34,705,000 which represents 3.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($917,974,233) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB(s)	--Economic Development Revenue Bond(s)
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
MBIA	--Municipal Bond Insurance Association
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Prime Cash Obligations Fund

July 31, 2001

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--11.2%
	Banking--11.2%
$175,000,000	Abbey National Bank PLC, London, 5.240% - 5.390%, 1/16/2002 - 2/20/2002	$175,005,532
22,000,000	BNP Paribas, 3.880%, 7/24/2002	21,995,815
35,000,000	Bank of Scotland, Edinburgh, 4.550%, 8/20/2001	35,000,000
52,000,000	Bayerische Hypotheken-und Vereinsbank AG, 3.650%, 10/5/2001	52,000,000
144,000,000	Comerica Bank, 3.832% - 5.225%, 2/19/2002 - 7/26/2002	144,006,994
75,000,000	Credit Suisse First Boston, 4.000% - 4.590%, 8/2/2001 - 9/26/2001	75,000,000
75,000,000	Royal Bank of Canada, Montreal, 3.890% - 4.215%, 6/19/2002 - 7/19/2002	74,989,968
90,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	89,969,625
153,000,000	Svenska Handelsbanken, Stockholm, 3.880%, 7/23/2002 - 7/24/2002	152,970,935
25,000,000	UBS AG, 4.630%, 3/28/2002	24,996,830

	TOTAL CERTIFICATES OF DEPOSIT	845,935,699

	COLLATERALIZED LOAN AGREEMENTS--8.3%
	Banking--3.3%
250,000,000	Deutsche Bank Alex Brown, Inc., 3.935%, 8/1/2001	250,000,000

	Brokerage--5.0%
25,000,000	Goldman Sachs Group, Inc., 5.594%, 8/1/2001	25,000,000
50,000,000	Morgan Stanley and Co., Inc., 3.965%, 8/1/2001	50,000,000
300,000,000	Salomon Brothers, Inc., 3.900% - 4.035%, 8/1/2001	300,000,000

	TOTAL	375,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	625,000,000

	COMMERCIAL PAPER--36.2%[1]
	Banking--11.9%
326,972,000	Banco Santander Central Hispano, S.A., 3.560% - 4.470%, 8/15/2001 - 1/22/2002	324,042,197
50,000,000	Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 4.000%, 8/13/2001	49,933,333
75,000,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 3.800%, 8/8/2001	74,944,583
224,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 3.570% - 3.880%, 8/21/2001 - 4/16/2002	222,005,628
50,000,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 3.750%, 8/17/2001	49,916,667
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Banking--continued
$50,000,000	Old Slip Funding Corp., (Bank of New York Swap Agreement), 3.800%, 8/6/2001	$49,973,611
28,000,000	Rabobank Nederland, Utrecht, 4.500%, 9/28/2001	27,797,000
25,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 3.890%, 8/10/2001	24,975,687
25,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 3.600%, 10/2/2001	24,845,000
50,000,000	Variable Funding Capital Corp., 3.880%, 11/6/2001	49,477,278

	TOTAL	897,910,984

	Brokerage--0.3%
25,000,000	Morgan Stanley, Dean Witter & Co., 4.450%, 9/24/2001	24,833,125

	Finance - Commercial--8.6%
75,000,000	CIT Group, Inc., 4.030%, 8/7/2001	74,950,125
285,873,000	Compass Securitization LLC, 3.751% - 4.039%, 8/2/2001 - 9/4/2001	285,503,935
50,000,000	Falcon Asset Securitization Corp., 3.846%, 8/7/2001	49,968,083
145,300,000	General Electric Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 3.602% - 3.663%, 10/15/2001 - 10/22/2001	144,144,252
50,000,000	General Electric Capital Corp., 3.677%, 12/13/2001	49,326,278
50,000,000	General Electric Capital Services, 3.592%, 10/22/2001	49,594,556

	TOTAL	653,487,229

	Finance - Retail--4.2%
50,000,000	Amsterdam Funding Corp., 3.930%, 8/20/2001	49,897,347
50,000,000	Edison Asset Securitization LLC, 3.814%, 8/7/2001	49,968,333
20,000,000	New Center Asset Trust, 3.642%, 9/21/2001	19,897,717
128,126,000	Receivables Capital Corp., 3.674% - 3.816%, 9/10/2001 - 10/15/2001	127,227,955
20,000,000	Wells Fargo Financial, Inc., 6.579%, 8/13/2001	19,957,767
50,000,000	Windmill Funding Corp., 3.765%, 8/17/2001	49,916,667

	TOTAL	316,865,786

	Finance - Securities--0.3%
20,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.594%, 9/24/2001	19,865,300

	Insurance--10.9%
100,000,000	CXC, Inc., 3.674% - 3.925%, 8/7/2001 - 10/16/2001	99,407,458
294,500,000	Galaxy Funding, Inc., 3.650% - 3.970%, 8/21/2001 - 11/16/2001	292,967,007
300,000,000	Paradigm Funding LLC, 3.760% - 3.800%, 8/10/2001 - 8/16/2001	299,600,556
134,660,000	Sheffield Receivables Corp., 3.740% - 4.120%, 8/13/2001 - 9/25/2001	134,341,331

	TOTAL	826,316,352

	TOTAL COMMERCIAL PAPER	2,739,278,776

Principal Amount		Value
	BANK NOTES--2.7%
	Banking--2.7%
$206,658,000	Forrestal Funding Master Trust, (Bank of America, N.A. Swap Agreement), 3.790% - 3.920%, 8/27/2001 - 9/5/2001	$206,036,882

	SHORT-TERM NOTES--10.5%
	Banking--0.5%
25,000,000	Comerica Bank, 3.930%, 8/8/2002	25,028,114
10,000,000	Huntington National Bank, Columbus, OH, 4.447%, 2/4/2002	10,002,908

	TOTAL	35,031,022

	Brokerage--4.9%
314,000,000	Goldman Sachs Group, Inc., 3.990% - 5.594%, 8/01/2001 - 3/8/2002	314,000,000
60,000,000	Merrill Lynch & Co., Inc., 4.180% - 4.500%, 4/16/2002 - 6/5/2002	60,000,000

	TOTAL	374,000,000

	Finance - Automotive--0.4%
20,000,000	Chase Manhattan Auto Owner Trust 2001-A, Class A1, 3.660%, 8/15/2002	20,000,000
12,345,064	Honda Auto Receivables 2001-1 Owner Trust, Class A1, 5.270%, 3/18/2002	12,350,970

	TOTAL	32,350,970

	Finance - Equipment--1.4%
22,704,455	CNH Equipment Trust 2001-A, Class A, 4.035%, 5/20/2002	22,704,455
85,000,000	John Deere Capital Corp., 3.720% - 4.309%, 1/14/2002 - 2/8/2002	84,978,010

	TOTAL	107,682,465

	Finance - Securities--2.7%
26,075,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 4.350% - 6.930%, 9/8/2001 - 5/7/2002	26,066,335
174,500,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.920% - 6.675%, 11/13/2001 - 7/19/2002	174,499,138

	TOTAL	200,565,473

	Insurance--0.6%
20,000,000	Americredit Automobile Receivables Trust 2001-B, Class A-1, 3.760%, 8/6/2002	20,000,000
25,000,000	WFS Financial Owner Trust 2001-B, Class A-1, (Insured by FSA), 4.025%, 3/20/2002	25,000,000

	TOTAL	45,000,000

	TOTAL SHORT-TERM NOTES	794,629,930

	LOAN PARTICIPATION--7.5%
	Chemicals--0.4%
27,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 3.800%, 11/29/2001	27,000,000

Principal Amount		Value
	LOAN PARTICIPATION--continued
	Electrical Equipment--0.2%
$16,700,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 3.849%, 5/17/2002	$16,700,000

	Finance - Automotive--5.3%
245,000,000	General Motors Acceptance Corp., Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.901%, 8/1/2001	245,000,000
157,200,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 3.850% - 3.890%, 8/8/2001 - 9/28/2001	157,200,000

	TOTAL	402,200,000

	Oil & Oil Finance--1.6%
125,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 3.780% - 4.030%, 8/7/2001 - 8/17/2001	125,000,000

	TOTAL LOAN PARTICIPATION	570,900,000

	NOTES -- VARIABLE--20.9%[2]
	Banking--10.1%
2,925,000	6380 Brackbill Associates, LP, (Series 2000), (Allfirst LOC), 3.840%, 8/3/2001	2,925,000
6,220,000	Aaron Oil Co., Inc., (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	6,220,000
4,580,000	Acton Realty Investors LLP, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	4,580,000
3,715,000	Alabama State IDA, (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	3,715,000
2,000,000	Albuquerque, NM, (Series 1997), El Canto, Inc., (Norwest Bank, Minnesota, N.A. LOC), 4.040%, 8/2/2001	2,000,000
5,150,000	American Custom Yachts, Inc., (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	5,150,000
14,000,000	Badger Mining Corp., (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	14,000,000
6,875,000	Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 3.850%, 8/1/2001	6,875,000
950,000	Beech Grove, IN, (Series 1997), Poster Display Co. Project, (Bank One, Indiana, N.A. LOC), 3.900%, 8/2/2001	950,000
5,700,000	Bing Steel Management, Inc., (Series 2000), (Michigan National Bank, Farmington Hills LOC), 3.894%, 8/1/2001	5,700,000
3,440,000	Boyd-Plott LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	3,440,000
1,550,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,550,000
14,000,000	Capital One Funding Corp., (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	14,000,000
5,942,000	Capital One Funding Corp., (Series 1993-A), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	5,942,000
7,619,000	Capital One Funding Corp., (Series 1994-E), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	7,619,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$6,929,000	Capital One Funding Corp., (Series 1996-G), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	$6,929,000
12,016,000	Capital One Funding Corp., (Series 2001-B), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	12,016,000
2,735,000	Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,735,000
8,940,000	Cedarville College Ohio, (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	8,940,000
8,000,000	Central Penn, Inc., (Allfirst Bank LOC), 3.840%, 8/3/2001	8,000,000
4,250,000	Charapp Family LP, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	4,250,000
7,985,000	Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 3.790%, 8/2/2001	7,985,000
10,100,000	Charlotte Christian School, (Series 1999), (Wachovia Bank of NC, N.A. LOC), 3.830%, 8/1/2001	10,100,000
4,475,000	Chartiers Valley, PA, Industrial & Commercial Development Authority, Woodhaven Convalescent Center, (Series 1997-B), (Bank One, N.A. (Ohio) LOC), 3.800%, 8/2/2001	4,475,000
1,380,000	Children's Defense Fund, (Allfirst LOC), 3.940%, 8/7/2001	1,380,000
3,450,000	Cleveland Country Club, Inc., Series 2001, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	3,450,000
30,000,000	Comerica Bank, 3.830%, 8/7/2001	30,000,000
12,170,000	Community Centre Group of Cos., (Comerica Bank LOC), 3.890%, 8/2/2001	12,170,000
85,000,000	Credit Agricole Indosuez, 3.724%, 10/29/2001	84,996,514
5,700,000	Davis Industries, Inc., (Comerica Bank LOC), 3.850%, 8/2/2001	5,700,000
5,000,000	Destin Water Users, Inc., (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	5,000,000
2,000,000	Elliott Aviation, Inc., (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	2,000,000
5,520,000	Elmira Downtown Arena, LLC, (KeyBank, N.A. LOC), 3.900%, 8/2/2001	5,520,000
1,000,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	1,000,000
4,000,000	Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 3.900%, 8/2/2001	4,000,000
17,000,000	First Union National Bank, Charlotte, NC, 3.940%, 11/13/2001	17,000,000
680,000	Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	680,000
2,500,000	Frank Nelson Building of Birmingham LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	2,500,000
3,737,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 3.840%, 8/3/2001	3,737,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$6,130,000	Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 3.850%, 8/2/2001	$6,130,000
1,200,000	Fredricksburg, VA IDA, (SunTrust Bank LOC), 3.900%, 8/1/2001	1,200,000
6,170,000	Freeport, IL, (Firstar Bank, N.A. LOC), 3.790%, 8/2/2001	6,170,000
1,705,000	Galasso Materials, LLC and Galasso Holdings, LLC, (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	1,705,000
8,000,000	Gannett Fleming, Inc., (Series 2001), (Allfirst LOC), 3.840%, 8/3/2001	8,000,000
7,500,000	Gary, IN, Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 3.920%, 8/2/2001	7,500,000
3,630,000	Georgia Ports Authority, Colonel's Island Terminal Project, (Series 1996-A), Revenue Bonds, (SunTrust Bank, Atlanta LOC), 3.850%, 8/1/2001	3,630,000
1,345,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,345,000
1,355,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Allfirst LOC), 3.880%, 8/1/2001	1,355,000
2,050,000	Graywood Farms LLC, (Allfirst LOC), 3.840%, 8/3/2001	2,050,000
3,345,000	Harvey A. Tolson, (Firstar Bank, N.A. LOC), 3.970%, 8/2/2001	3,345,000
10,110,000	Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	10,110,000
6,300,000	IT Spring Wire LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 3.870%, 8/2/2001	6,300,000
8,000,000	Ilsco Corp., (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	8,000,000
646,000	International Processing Corp., (Bank One, Kentucky LOC), 3.900%, 8/2/2001	646,000
1,890,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	1,890,000
8,500,000	KinderCare Learning Centers, Inc., (Series B), (Chase Manhattan Bank N.A., New York LOC), 3.800%, 8/1/2001	8,500,000
1,815,000	Kit Carson County, CO, Midwest Farms LLC Project, (Norwest Bank Minnesota, N.A. LOC), 3.900%, 8/1/2001	1,815,000
6,000,000	La Vern, CA, IDA, Mobile Tool International, Inc. Project, (Series 1998-B), (Fleet Bank N.A. LOC), 3.940%, 8/2/2001	6,000,000
3,920,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 3.850%, 8/2/2001	3,920,000
41,582,136	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.829%, 8/15/2001	41,582,136
5,000,000	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 3.890%, 8/1/2001	5,000,000
31,870,000	M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 3.900%, 8/2/2001	31,870,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 3.900%, 8/2/2001	4,000,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$11,400,000	MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 3.850%, 8/2/2001	$11,400,000
30,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 3.775%, 9/27/2001	30,000,000
2,150,000	MacDonald & Associates LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	2,150,000
4,375,000	Maryland EDC, Human Genome Sciences, (Series 1999A), (Allfirst LOC), 3.840%, 8/7/2001	4,375,000
8,700,000	Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	8,700,000
1,280,000	Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America, N.A. LOC), 3.880%, 8/2/2001	1,280,000
4,500,000	Mile Bluff Clinic Building Partnership, (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	4,500,000
1,400,000	Mississippi Business Finance Corp., (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	1,400,000
1,600,000	Multicraft International LP, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	1,600,000
2,870,000	New Berlin, WI, Sunraider LLC, (Series 1997B), (Bank One, Wisconsin, N.A. LOC), 3.800%, 8/2/2001	2,870,000
3,900,000	New Jersey EDA, Morey Organization, Inc. Project (Series 1997), (First Union National Bank, Charlotte, NC LOC), 3.920%, 8/1/2001	3,900,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (First Union National Bank, Charlotte, NC LOC), 3.940%, 8/1/2001	2,565,000
8,010,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	8,010,000
3,280,000	Oakwoods Master LP, (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 3.790%, 8/2/2001	3,280,000
4,660,000	P.C.I. Paper Conversions, Inc., (Series 2000), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	4,660,000
10,900,000	PVF Finance LLC, (Allfirst Bank LOC), 3.840%, 8/3/2001	10,900,000
3,000,000	Parker Towing Co., Inc., Series 2001, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	3,000,000
8,260,000	Pepin Distributing Co., (First Union National Bank, Charlotte, NC LOC), 3.880%, 8/2/2001	8,260,000
10,000,000	Port of Morrow, OR, (KeyBank, N.A. LOC), 3.840%, 8/2/2001	10,000,000
925,000	Poseyville, IN, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 3.790%, 8/2/2001	925,000
9,800,000	Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 3.850%, 8/2/2001	9,800,000
6,785,000	R & J Investment Co., (Bank One, N.A. (Ohio) LOC), 3.890%, 8/2/2001	6,785,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$15,000,000	SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 3.910%, 9/13/2001	$15,000,000
1,609,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	1,609,000
7,000,000	Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 4.000%, 8/2/2001	7,000,000
8,500,000	Seeber USA, LLP, (Series 2000), (Commerzbank AG, Frankfurt LOC), 3.830%, 8/1/2001	8,500,000
6,000,000	Sioux-Preme Packing Co., (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	6,000,000
3,440,000	Solon Properties, LLC, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	3,440,000
1,980,000	Spitzer Group, (Series 1998-C), (Bank One, N.A. (Ohio) LOC), 3.800%, 8/2/2001	1,980,000
7,020,000	Stow-Glen Properties LLC, (Firstar Bank, N.A. LOC), 3.940%, 8/2/2001	7,020,000
1,045,000	TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,045,000
1,405,000	Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 3.850%, 8/1/2001	1,405,000
3,100,000	Team Rahal of Pittsburgh, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	3,100,000
1,855,000	Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 3.940%, 8/1/2001	1,855,000
845,000	Triple O, LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	845,000
2,795,000	University Ltd. Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	2,795,000
4,470,000	VLF, LLC, The Village of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 3.930%, 8/2/2001	4,470,000
2,070,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,070,000
10,000,000	WCN Properties, Inc., (Series 2000), (Allfirst LOC), 3.840%, 8/3/2001	10,000,000
25,000,000	Wells Fargo & Co., 3.800%, 8/13/2001	25,000,000
11,345,000	Wildcat Management Ltd., Inc., (Series 1999), (Firstar Bank, Cincinnati, N.A. LOC), 3.920%, 8/2/2001	11,345,000
3,525,000	YMCA of Greater Cleveland, (Series 2000), (Fifth Third Bank of Northwestern OH LOC), 3.840%, 8/2/2001	3,525,000

	TOTAL	759,656,650

Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Brokerage--2.0%
$32,000,000	Goldman Sachs Group, Inc., 3.798%, 9/21/2001	$32,000,000
95,000,000	Morgan Stanley, Dean Witter & Co., 3.940%, 8/28/2001	95,000,000
20,000,000	Salomon Smith Barney Holdings, Inc., 4.010%, 9/2/2001	20,031,972

	TOTAL	147,031,972

	Finance - Automotive--0.7%
53,000,000	General Motors Acceptance Corp., Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.800%, 10/1/2001	52,661,986

	Finance - Commercial--1.1%
85,000,000	CIT Group, Inc., 4.394%, 8/2/2001	85,000,000

	Finance - Retail--0.3%
25,000,000	Bishop's Gate Residential Mortgage Trust 2001-1, Class A-1, 3.904%, 8/1/2001	25,000,000

	Finance - Securities--1.8%
136,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.900% - 4.100%, 8/1/2001 - 8/15/2001	135,999,027

	Government Agency--0.0%
995,000	Direct One Funding Corp., (Series 2000), (Sexton Properties), (Insured by FNMA), 3.860%, 8/2/2001	995,000

	Insurance--3.9%
24,000,000	Allstate Life Insurance Co., 3.975% - 4.047%, 8/1/2001	24,000,000
27,000,000	First Allmerica Financial Life Insurance Co., 4.485%, 8/3/2001	27,000,000
40,000,000	GE Life and Annuity Assurance Co., 3.835% - 4.100%, 8/1/2001 - 9/1/2001	40,000,000
62,400,000	Jackson National Life Insurance Co., 3.900% - 3.950%, 8/1/2001 - 10/21/2001	62,400,000
8,820,444	Liquid Asset Backed Securities Trust, (Series 1997-3), (Guaranteed by AMBAC), 3.675%, 9/28/2001	8,820,444
44,000,000	Monumental Life Insurance Co., 3.950% - 4.190%, 8/1/2001 - 8/31/2001	44,000,000
30,000,000	New York Life Insurance Co., 4.120%, 8/23/2001	30,000,000
15,000,000	Protective Life Insurance Co., 4.464%, 8/1/2001	15,000,000
10,000,000	Security Life of Denver Insurance Co., 3.805%, 10/26/2001	10,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 3.930%, 10/2/2001	25,000,000
10,000,000	Travelers Insurance Co., 3.890%, 9/28/2001	10,000,000

	TOTAL	296,220,444

	Telecommunications--1.0%
36,000,000	BellSouth Telecommunications, Inc., 3.970%, 9/14/2001	36,000,000
40,000,000	Verizon Global Funding, 3.737%, 9/20/2001	39,987,651

	TOTAL	75,987,651

	TOTAL NOTES -- VARIABLE	1,578,552,730

Principal Amount		Value
	REPURCHASE AGREEMENTS--2.3%[3]
$75,000,000	Goldman Sachs & Co., LP, 3.910%, dated 7/31/2001, due 8/1/2001	$75,000,000
98,000,000	J.P. Morgan & Co., Inc., 3.910%, dated 7/31/2001, due 8/1/2001	98,000,000

	TOTAL REPURCHASE AGREEMENTS	173,000,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$7,533,334,017

1 Each issues show the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,563,253,776) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Prime Value Obligations Fund

July 31, 2001

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--12.5%
	Banking--12.5%
$25,000,000	ABN AMRO Bank N.V., Amsterdam, 3.960%, 8/14/2001	$24,999,643
50,000,000	Abbey National Bank PLC, London, 5.240%, 2/20/2002	50,000,000
25,000,000	BNP Paribas, 4.490%, 5/1/2002	25,000,000
35,000,000	Bank of Scotland, Edinburgh, 4.550%, 8/20/2001	35,000,000
75,000,000	Bayerische Hypotheken-und Vereinsbank AG, 3.630% - 4.645%, 9/28/2001 - 10/4/2001	75,000,787
29,000,000	Bayerische Landesbank Girozentrale, 5.400%, 1/16/2002	29,001,283
67,000,000	Citibank N.A., New York, 3.940%, 8/21/2001	67,000,000
102,500,000	Comerica Bank, 3.832% - 5.210%, 2/19/2002 - 7/26/2002	102,501,886
40,000,000	Credit Agricole Indosuez, 4.010%, 8/13/2001	40,000,000
50,000,000	Credit Suisse First Boston, 4.590%, 9/26/2001	50,000,000
25,000,000	Royal Bank of Canada, Montreal, 4.215%, 6/19/2002	24,994,657
90,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	89,969,625
100,000,000	Toronto Dominion Bank, 4.610%, 9/28/2001	100,000,000
137,000,000	UBS AG, 4.630% - 5.220%, 2/20/2002 - 3/28/2002	136,993,660

	TOTAL CERTIFICATES OF DEPOSIT	850,461,541

	COLLATERALIZED LOAN AGREEMENTS--2.4%
	Banking--1.5%
100,000,000	J.P. Morgan & Co., Inc., 3.945%, 8/1/2001	100,000,000

	Brokerage--0.9%
66,000,000	Bear Stearns Cos., Inc., 3.950%, 8/1/2001	66,000,000

	TOTAL COLLATERIZED LOAN AGREEMENTS	166,000,000

	COMMERCIAL PAPER--42.3%[1]
	Aerospace/Auto--1.0%
66,000,000	Visteon Corp., 4.000% - 4.200%, 8/3/2001 - 10/16/2001	65,744,545

	Banking--11.0%
100,000,000	Banco Santander Central Hispano, SA, 3.560% - 4.170%, 10/19/2001 - 1/22/2002	98,674,215
193,900,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 3.780% - 3.800%, 8/8/2001 - 9/11/2001	193,699,986
30,150,000	Bayerische Landesbank Girozentrale, 3.960%, 8/3/2001	30,143,367
165,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 3.600% - 3.880%, 8/21/2001 - 4/16/2002	162,682,007
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Banking--continued
$56,903,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 3.630% - 5.000%, 8/17/2001 - 11/1/2001	$56,761,132
9,500,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 3.780%, 8/8/2001	9,500,000
50,000,000	Park Avenue Receivables Corp., 3.750%, 8/27/2001	49,864,583
50,000,000	Rabobank Nederland, Utrecht, 4.500%, 9/28/2001	49,637,500
50,000,000	Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 4.470%, 9/24/2001	49,664,750
50,000,000	Variable Funding Capital Corp., 3.880%, 11/6/2001	49,477,278

	TOTAL	750,104,818

	Brokerage--0.4%
25,000,000	Morgan Stanley, Dean Witter & Co., 4.450%, 9/24/2001	24,833,125

	Finance - Commercial--7.6%
143,700,000	Compass Securitization LLC, 3.760% - 4.500%, 8/14/2001 - 9/5/2001	143,367,813
6,551,000	Falcon Asset Securitization Corp., 3.910%, 8/13/2001	6,542,462
107,500,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 3.570%, 10/22/2001	106,625,846
80,000,000	General Electric Capital Corp., 3.620%, 12/13/2001	78,922,044
81,400,000	Heller Financial, Inc., 3.950%, 8/7/2001 - 8/9/2001	81,335,439
100,000,000	Jupiter Securitization Corp., 3.770%, 8/10/2001	99,905,750

	TOTAL	516,699,354

	Finance - Retail--6.5%
305,000,000	New Center Asset Trust, 3.595% - 3.620%, 9/21/2001 - 12/14/2001	301,337,869
50,000,000	New Center Asset Trust, (Series A1/P1), 3.750%, 8/29/2001	49,854,167
50,000,000	Receivables Capital Corp., 3.640%, 10/15/2001	49,620,833
45,000,000	Wells Fargo Financial, Inc., 6.335%, 8/13/2001	44,904,975

	TOTAL	445,717,844

	Finance - Securities--0.7%
50,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.590%, 12/10/2001	49,346,819

	Forest Products--1.4%
23,000,000	Temple-Inland, Inc., 3.950% - 4.000%, 8/3/2001 - 8/20/2001	22,957,639
70,000,000	Weyerhaeuser Corp., 3.920% - 3.970%, 8/2/2001 - 8/8/2001	69,959,683

	TOTAL	92,917,322

	Homebuilding--0.6%
45,000,000	Centex Corp., 3.920%, 8/14/2001 - 8/24/2001	44,903,633

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Insurance--11.4%
$200,000,000	CXC, Inc., 3.640% - 3.890%, 8/7/2001 - 10/15/2001	$199,176,833
434,000,000	Galaxy Funding, Inc., 3.605% - 5.110%, 8/17/2001 - 11/16/2001	431,422,495
150,000,000	Paradigm Funding LLC, 3.760% - 3.800%, 8/10/2001 - 8/16/2001	149,795,833

	TOTAL	780,395,161

	Telecommunications--1.4%
93,000,000	AT&T Corp., 3.780%, 8/14/2001 - 8/15/2001	92,872,530

	Transportation--0.3%
20,761,000	BAA PLC, 3.970%, 8/2/2001	20,758,711

	TOTAL COMMERCIAL PAPER	2,884,293,862

	SHORT-TERM NOTES--12.3%
	Banking--2.3%
11,000,000	Bank of America Corp., 7.000%, 9/15/2001	11,036,089
10,000,000	Chase Manhattan Corp., 4.090%, 5/21/2002	10,000,869
25,000,000	Comerica Bank, 3.930%, 8/8/2002	25,028,114
107,138,000	Forrestal Funding Master Trust, (Bank of America, N.A. Swap Agreement), 3.700% - 3.730%, 8/28/2001 - 9/6/2001	106,796,116

	TOTAL	152,861,188

	Brokerage--5.0%
342,000,000	Goldman Sachs Group, Inc., 3.990% - 5.594%, 8/17/2001 - 3/8/2002	342,000,000

	Finance - Automotive--0.2%
183,687	Nissan Auto Receivables 2000-C Owner Trust, Class A1, 6.700%, 11/15/2001	183,687
13,702,250	Nissan Auto Receivables 2001-B Owner Trust, Class A1, 4.742%, 5/15/2002	13,702,250

	TOTAL	13,885,937

	Finance - Equipment--0.6%
12,613,586	CNH Equipment Trust 2001-A, Class A1, 4.035%, 5/20/2002	12,613,586
30,000,000	John Deere Capital Corp., 4.308%, 2/8/2002	29,994,732

	TOTAL	42,608,318

	Finance - Securities--2.1%
55,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 3.900% - 6.935%, 8/20/2001 - 6/28/2002	54,999,681
88,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.920% - 7.050%, 8/10/2001 - 7/19/2002	87,999,944

	TOTAL	142,999,625

Principal Amount		Value
	SHORT-TERM NOTES--continued
	Insurance--1.0%
$16,600,131	Americredit Automobile Receivables Trust, (Series 2001-A), Class A1, (Insured by FSA), 5.532%, 2/12/2002	$16,600,131
17,128,957	Long Beach Acceptance Auto Receivables Trust, (Series 2001-A), Class A-1, (Insured by FSA), 4.010%, 7/13/2002	17,128,957
20,000,000	WFS Financial Owner Trust, (Series 2001-B), Class A-1, (Insured by FSA), 4.025%, 3/20/2002	20,000,000
14,000,000	WFS Financial Owner Trust, (Series 2001-C), Class A1, (Insured by FSA), 3.640%, 6/20/2002	14,000,000

	TOTAL	67,729,088

	Telecommunications--1.1%
75,000,000	BellSouth Corp., 4.287%, 4/26/2002	74,992,821

	TOTAL SHORT-TERM NOTES	837,076,977

	LOAN PARTICIPATION--7.6%
	Chemicals--0.7%
50,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 3.800%, 10/29/2001	50,000,000

	Electrical Equipment--0.2%
16,600,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 3.848%, 5/17/2002	16,600,000

	Finance - Automotive--2.0%
100,000,000	GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.888%, 8/1/2001	100,000,000
15,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 3.850%, 8/17/2001	15,000,000
20,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 3.890%, 8/8/2001	20,000,000

	TOTAL	135,000,000

	Finance - Retail--2.2%
150,000,000	Countrywide Home Loans, Inc., 3.810%, 8/17/2001	150,000,000

	Food & Beverage--2.2%
150,000,000	Sara Lee Corp., 3.770%, 8/22/2001 - 8/23/2001	150,000,000

	Industrial Products--0.3%
20,000,000	Praxair, Inc., 3.900%, 8/6/2001	20,000,000

	TOTAL LOAN PARTICIPATION	521,600,000

Principal Amount		Value
	NOTES -- VARIABLE--20.0%[2]
	Banking--8.3%
$5,420,000	35 North Fourth St. Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.843%, 8/2/2001	$5,420,000
890,000	Alabama State IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 3.830%, 8/3/2001	890,000
1,165,000	American Health Care Centers Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.950%, 8/2/2001	1,165,000
8,800,000	Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	8,800,000
1,385,000	Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,385,000
7,695,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 3.930%, 8/3/2001	7,695,000
6,340,000	Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 3.890%, 8/2/2001	6,340,000
6,665,000	Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 3.950%, 8/2/2001	6,665,000
1,535,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	1,535,000
9,142,000	Capital One Funding Corp., (Series 1996-C), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	9,142,000
320,000	Carmel, IN, Telamon Corp., (Series 1996-C), (Huntington National Bank, Columbus, OH LOC), 3.944%, 8/2/2001	320,000
890,000	Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 3.944%, 8/2/2001	890,000
950,000	Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 3.944%, 8/2/2001	950,000
3,795,000	Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 3.994%, 8/1/2001	3,795,000
4,000,000	City Wholesale, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 3.880%, 8/3/2001	4,000,000
865,000	Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 3.850%, 8/2/2001	865,000
5,000,000	Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.884%, 8/2/2001	5,000,000
105,000,000	Comerica Bank, 3.739% - 3.830%, 8/7/2001-8/28/2001	104,991,895
1,785,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,785,000
7,200,000	Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	7,200,000
4,700,000	Cornerstone Funding Corp. I, (Series 2001 A), (SunTrust Bank LOC), 3.890%, 8/2/2001	4,700,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$15,000,000	Credit Agricole Indosuez, 3.724%, 8/31/2001	$14,999,385
4,925,000	DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 3.890%, 8/2/2001	4,925,000
2,985,000	Damascus-Bishop Tube Co., (Series 1998 A), (National City, Pennsylvania LOC), 3.870%, 8/2/2001	2,985,000
5,570,000	Dellridge Care Center LP, (Series 1997), (Allfirst Bank LOC), 3.840%, 8/7/2001	5,570,000
8,820,000	ERC Real Estate LLC, (KeyBank, N.A. LOC), 3.900%, 8/2/2001	8,820,000
13,000,000	First Union National Bank, Charlotte, NC, 3.940%, 8/1/2001	13,000,000
3,737,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 3.840%, 8/3/2001	3,737,000
4,000,000	Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 3.840%, 8/2/2001	4,000,000
4,000,000	Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 3.880%, 8/3/2001	4,000,000
9,860,000	Georgetown, KY Educational Institution, (Series 1997-A), (Bank One, Kentucky LOC), 3.900%, 8/2/2001	9,860,000
5,595,000	Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 3.840%, 8/2/2001	5,595,000
7,840,000	Green Clinic Management Co, LLC, (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	7,840,000
10,000,000	Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000 A), (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	10,000,000
9,735,000	Healthcare Funding LLC, (Series 1999), (National City Bank, Michigan/Illinois LOC), 3.840%, 8/2/2001	9,735,000
9,530,000	Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 3.840%, 8/2/2001	9,530,000
3,800,000	Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	3,800,000
800,000	Industrial Dimensions, Inc., (Series 1999), (Fifth Third Bank of Northwestern OH LOC), 3.840%, 8/2/2001	800,000
1,354,000	International Processing Corp., (Bank One, Kentucky LOC), 3.900%, 8/2/2001	1,354,000
1,395,000	J.W. Harris, Inc., (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	1,395,000
1,000,000	Jeffersonville, IN, (Series 1997-B) Wayne Steel, Inc., (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	1,000,000
5,500,000	Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	5,500,000
360,000	La-Man Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 3.830%, 8/3/2001	360,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters National Bank, Memphis, TN LOC), 4.040%, 8/2/2001	4,000,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$6,900,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.830%, 8/3/2001	$6,900,000
3,115,000	Lincoln Park Associates LP, (Bank One, N.A. (Chicago) LOC), 3.850%, 8/2/2001	3,115,000
2,000,000	Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.850%, 8/15/2001	2,000,000
7,149,525	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.829%, 8/19/2001	7,149,525
20,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 3.775%, 9/27/2001	20,000,000
9,335,000	Maples Industries, Inc., (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	9,335,000
4,575,000	Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Allfirst LOC), 3.840%, 8/3/2001	4,575,000
3,300,000	Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 3.880%, 8/3/2001	3,300,000
7,645,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 3.830%, 8/3/2001	7,645,000
6,110,000	Oaklawn Hospital, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 3.894%, 8/1/2001	6,110,000
8,875,000	Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 3.875%, 8/2/2001	8,875,000
6,860,000	Pine Ridge Associates, Ltd., (Mellon Bank N.A., Pittsburgh LOC), 3.950%, 8/1/2001	6,860,000
5,108,000	Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	5,108,000
10,000,000	Riderwood Village, Inc., (Allfirst Bank LOC), 3.910%, 8/2/2001	10,000,000
9,035,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	9,035,000
6,520,000	Rubloff-Rockford, LLC, (Series 1997), (National City Bank, Michigan/Illinois LOC), 3.920%, 8/1/2001	6,520,000
10,000,000	SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 3.910%, 9/13/2001	10,000,000
15,000,000	SMM Trust, (Series 2001-N), (Morgan Guaranty Trust Co., New York LOC), 3.851%, 9/19/2001	15,000,000
890,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	890,000
13,990,000	Scranton Times LP, (Series 1997), (PNC Bank, N.A. LOC), 3.800%, 8/6/2001	13,990,000
20,000,000	Sea Island Company, (Columbus Bank and Trust Co., GA LOC), 3.890%, 8/2/2001	20,000,000
2,500,000	Solon, OH, Schneps Family LP, (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	2,500,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$5,440,000	Southern Coil Processing, Inc., (Amsouth Bank N.A., Birmingham LOC), 3.920%, 8/2/2001	$5,440,000
1,700,000	Team Rahal, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,700,000
1,555,000	Team Rahal of Mechanicsburg, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,555,000
15,000,000	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 3.928%, 9/18/2001	15,000,000
1,700,000	Village Green Finance Co., LLC, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 3.830%, 8/1/2001	1,700,000
12,360,000	Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project (Series 2000), (Lasalle Bank, N.A. LOC), 3.860%, 8/1/2001	12,360,000
1,048,000	Vista Funding Corp., (Series 1995-A), (Firstar Bank, N.A. LOC), 3.930%, 8/2/2001	1,048,000
25,000,000	Wells Fargo & Co., 3.800%, 8/14/2001	25,000,000
7,000,000	West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (Chase Manhattan Bank, New York LOC), 3.840%, 8/2/2001	7,000,000

	TOTAL	566,049,805

	Brokerage--2.3%
45,000,000	Goldman Sachs Group, Inc., 3.798%, 9/21/2001	45,000,000
30,000,000	Merrill Lynch & Co., Inc., 4.180%, 9/5/2001	30,000,000
80,000,000	Morgan Stanley, Dean Witter & Co., 3.940%, 8/1/2001	80,000,000

	TOTAL	155,000,000

	Finance - Automotive--0.9%
10,000,000	Ford Motor Credit Co., 3.89%, 10/15/2001	10,005,240
50,000,000	GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.800%, 10/1/2001	49,681,119

	TOTAL	59,686,359

	Finance - Commercial--0.2%
15,000,000	CIT Group, Inc., 4.394%, 8/3/2001	15,000,000

	Finance - Retail--0.3%
8,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 4.386%, 8/15/2001	8,000,000
10,000,000	Bishop's Gate Residential Mortgage Trust 2001-1 Class A-1, 3.904%, 8/30/2001	10,000,000

	TOTAL	18,000,000

Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Finance - Securities--2.3%
$24,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 3.840%, 8/1/2001	$24,000,000
30,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.728%, 8/15/2001	30,000,000
102,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.900% - 3.920%, 8/1/2001	102,000,000

	TOTAL	156,000,000

	Government Agency--0.1%
5,120,000	Acton Assisted Living, LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 3.800%, 8/2/2001	5,120,000

	Insurance--4.6%
12,000,000	Allstate Life Insurance Co., 3.975%, 8/1/2001	12,000,000
22,500,000	First Allmerica Financial Life Insurance Co., 4.485%, 8/3/2001	22,500,000
80,000,000	GE Life and Annuity Assurance Co., 3.835% - 4.100%, 8/1/2001 - 9/1/2001	80,000,000
30,000,000	Jackson National Life Insurance Co., 3.900% - 4.420%, 8/1/2001 - 10/1/2001	30,000,000
5,290,008	Liquid Asset Backed Securities Trust, (Series 1997-3), (Insured by AMBAC), 3.675%, 9/27/2001	5,290,008
35,000,000	Monumental Life Insurance Co., 3.820% - 4.140%, 8/31/2001-10/02/2001	35,000,000
15,000,000	New York Life Insurance Co., 4.120%, 8/31/2001	15,000,000
15,000,000	Principal Life Insurance Co., 4.150%, 9/3/2001	15,000,000
13,000,000	Protective Life Insurance Co., 4.464%, 8/1/2001	13,000,000
15,000,000	Security Life of Denver Insurance Co., 3.805%, 10/28/2001	15,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 3.930%, 10/1/2001	25,000,000
50,000,000	Travelers Insurance Co., 4.100%, 9/4/2001	50,000,000

	TOTAL	317,790,008

	Telecommunications--1.0%
32,000,000	BellSouth Telecommunications, Inc., 3.970%, 9/4/2001	32,000,000
40,000,000	Verizon Global Funding, 3.737%, 9/20/2001	39,987,651

	TOTAL	71,987,651

	TOTAL NOTES - VARIABLE	1,364,633,823

Principal Amount		Value
	INVESTMENT COMPANY--1.5%
	Asset Management--1.5%
$100,000,000	Nations Cash Reserves, 8/1/2001	$100,000,000

	REPURCHASE AGREEMENTS--2.1%[3]
68,629,000	Goldman Sachs & Co., 3.910%, dated 7/31/2001, due 8/1/2001	68,629,000
78,735,000	J.P. Morgan & Co., Inc., 3.910%, dated 7/31/2001, due 8/1/2001	78,735,000

	TOTAL REPURCHASE AGREEMENTS	147,364,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$6,871,430,203

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($6,823,422,708) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDRBs	--Industrial Development Revenue Bonds
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2001

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in securities, at amortized cost and value	$923,366,013	$7,533,334,017	$6,871,430,203
Cash	840,071	--	2,402
Income receivable	4,501,939	30,315,020	26,136,300
Receivable for shares sold	10,128	27,612,041	283,352

TOTAL ASSETS	928,718,151	7,591,261,078	6,897,852,257

Liabilities:
Payable for investments purchased	8,809,690	--	44,000,000
Payable for shares redeemed	1,194,955	14,725,396	17,440,077
Payable to adviser	--	8,000	159,000
Income distribution payable	608,938	11,956,834	11,653,487
Payable to Bank	--	15,267	--
Accrued expenses	130,335	1,301,805	1,176,985

TOTAL LIABILITIES	10,743,918	28,007,302	74,429,549

TOTAL NET ASSETS	$917,974,233	$7,563,253,776	$6,823,422,708

Net Assets:
Institutional Shares	$391,269,333	5,671,181,597	$5,395,731,848
Institutional Service Shares	369,670,129	1,375,739,640	982,152,601
Institutional Capital Shares	157,034,771	516,332,539	445,538,259

TOTAL NET ASSETS	$917,974,233	$7,563,253,776	$6,823,422,708

Shares Outstanding:
Institutional Shares	391,269,333	5,671,181,597	5,395,731,848
Institutional Service Shares	369,670,129	1,375,739,640	982,152,601
Institutional Capital Shares	157,034,771	516,332,539	445,538,259
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2001

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$28,965,278	$337,899,331	$303,924,534

Expenses:
Investment adviser fee	1,457,574	12,188,013	10,964,553
Administrative personnel and services fee	548,777	4,588,787	4,128,154
Custodian fees	36,439	344,774	262,187
Transfer and dividend disbursing agent fees and expenses	63,533	140,294	212,139
Directors'/Trustees' fees	4,373	34,328	29,001
Auditing fees	10,932	13,010	13,116
Legal fees	21,864	30,878	31,902
Portfolio accounting fees	120,979	451,933	410,094
Shareholder services fee--Institutional Service Shares	635,383	3,495,149	2,173,214
Shareholder services fee--Institutional Capital Shares	229,357	817,488	1,065,111
Share registration costs	76,522	731,473	646,554
Printing and postage	14,576	23,334	31,505
Insurance premiums	34,253	268,057	244,092
Miscellaneous	5,102	25,659	13,987

TOTAL EXPENSES	3,259,664	23,153,177	20,225,609

Waivers:
Waiver of investment adviser fee	(1,032,691)	(7,537,793)	(7,889,212)
Waiver of shareholder services fee--Institutional Capital Shares	(137,614)	(490,493)	(639,067)

TOTAL WAIVERS	(1,170,305)	(8,028,286)	(8,528,279)

Net expenses	2,089,359	15,124,891	11,697,330

Net investment income	$26,875,919	$322,774,440	$292,227,204

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund
Year Ended July 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,875,919	$24,431,758

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,568,506)	(14,946,883)
Institutional Service Shares	(8,966,719)	(6,115,738)
Institutional Capital Shares	(3,340,694)	(3,369,137)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,875,919)	(24,431,758)

Share Transactions:
Proceeds from sale of shares	7,161,776,030	7,539,409,734
Net asset value of shares issued to shareholders in payment of distributions declared	13,064,273	10,150,680
Cost of shares redeemed	(7,041,341,852)	(7,300,410,711)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	133,498,451	249,149,703

Change in net assets	133,498,451	249,149,703

Net Assets:
Beginning of period	784,475,782	535,326,079

End of period	$917,974,233	$784,475,782

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund
Year Ended July 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$322,774,440	$222,055,062

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(231,689,088)	(151,779,545)
Institutional Service Shares	(73,820,557)	(56,953,675)
Institutional Capital Shares	(17,264,795)	(13,321,842)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(322,774,440)	(222,055,062)

Share Transactions:
Proceeds from sale of shares	83,066,761,683	54,690,380,490
Net asset value of shares issued to shareholders in payment of distributions declared	174,306,728	130,063,721
Cost of shares redeemed	(79,407,513,451)	(54,224,446,043)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	3,833,554,960	595,998,168

Change in net assets	3,833,554,960	595,998,168

Net Assets:
Beginning of period	3,729,698,816	3,133,700,648

End of period	$7,563,253,776	$3,729,698,816

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund
Year Ended July 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$292,227,204	$145,198,409

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(223,651,212)	(93,855,530)
Institutional Service Shares	(46,137,694)	(35,790,514)
Institutional Capital Shares	(22,438,298)	(15,552,365)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(292,227,204)	(145,198,409)

Share Transactions:
Proceeds from sale of shares	79,328,820,282	39,573,731,184
Net asset value of shares issued to shareholders in payment of distributions declared	180,568,667	95,258,257
Cost of shares redeemed	(75,683,214,196)	(38,802,951,219)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	3,826,174,753	866,038,222

Change in net assets	3,826,174,753	866,038,222

Net Assets:
Beginning of period	2,997,247,955	2,131,209,733

End of period	$6,823,422,708	$2,997,247,955

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Municipal Obligations Fund
January 31, 1997[3]	$1.00	0.03	(0.03)
January 31, 1998	$1.00	0.04	(0.04)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.04	(0.04)
July 31, 2001	$1.00	0.04	(0.04)
Prime Cash Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)
Prime Value Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.06	(0.06)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Funds' investment adviser.

4 Amount represents less than $1,000.

5 The Fund changed its fiscal year-end from January 31 to July 31.

6 Computed on an annualized basis.

7 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte and Touche LLP. Each of the previous years was audited by other auditors.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	3.42%		0.30%		2.90%		0.35%		$0	[4]
$1.00	3.56%		0.30%		3.53%		0.38%		$17,701
$1.00	3.40%		0.30%		3.40%		0.31%		$114,535
$1.00	1.53%		0.30%	[6]	3.00%	[6]	0.33%	[6]	$74,609
$1.00	3.79%		0.30%		3.65%		0.30%		$72,714
$1.00	3.75%		0.30%		3.64%		0.29%		$157,035

$1.00	5.23%		0.32%		5.00%		0.18%		$48,910
$1.00	5.48%		0.30%		5.46%		0.26%		$391,159
$1.00	5.37%		0.30%		5.18%		0.27%		$230,193
$1.00	2.36%		0.30%	[6]	4.64%	[6]	0.28%	[6]	$245,815
$1.00	5.78%		0.30%		5.58%		0.27%		$163,282
$1.00	5.64%		0.30%		5.28%		0.27%		$516,333

$1.00	5.26%		0.28%		5.17%		0.31%		$20,006
$1.00	5.55%		0.27%		5.61%		0.32%		$67,064
$1.00	5.40%		0.28%		5.23%		0.30%		$200,098
$1.00	2.38%		0.28%	[6]	4.76%	[6]	0.30%	[6]	$275,756
$1.00	5.80%		0.28%		5.66%		0.30%		$236,780
$1.00	5.68%		0.28%		5.27%		0.29%		$445,538

Notes to Financial Statements

July 31, 2001

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Municipal Obligations Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	5,155,143,529	6,101,965,080
Shares issued to shareholders in payment of distributions declared	4,289,607	3,137,331
Shares redeemed	(5,213,822,554)	(6,013,477,287)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(54,389,418)	91,625,124

Institutional Service Shares:
Shares sold	1,162,413,388	766,373,008
Shares issued to shareholders in payment of distributions declared	6,558,658	5,225,410
Shares redeemed	(1,065,404,854)	(612,179,039)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	103,567,192	159,419,379

Institutional Capital Shares:
Shares sold	844,219,113	671,071,646
Shares issued to shareholders in payment of distributions declared	2,216,008	1,787,939
Shares redeemed	(762,114,444)	(674,754,385)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	84,320,677	(1,894,800)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	133,498,451	249,149,703

	Prime Cash Obligations Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	71,631,965,613	43,306,204,878
Shares issued to shareholders in payment of distributions declared	144,823,902	107,697,226
Shares redeemed	(68,576,990,934)	(42,872,406,455)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,199,798,581	541,495,649

Institutional Service Shares:
Shares sold	7,915,859,892	9,407,726,653
Shares issued to shareholders in payment of distributions declared	19,449,311	16,605,386
Shares redeemed	(7,654,603,549)	(9,287,296,105)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	280,705,654	137,035,934

Institutional Capital Shares:
Shares sold	3,518,936,178	1,976,448,959
Shares issued to shareholders in payment of distributions declared	10,033,515	5,761,109
Shares redeemed	(3,175,918,968)	(2,064,743,483)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	353,050,725	(82,533,415)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,833,554,960	595,998,168

	Prime Value Obligations Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	61,598,338,056	26,890,024,779
Shares issued to shareholders in payment of distributions declared	134,992,739	63,502,442
Shares redeemed	(58,389,265,422)	(26,049,577,802)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,344,065,373	903,949,419

Institutional Service Shares:
Shares sold	12,517,318,401	10,601,515,629
Shares issued to shareholders in payment of distributions declared	31,319,136	22,846,623
Shares redeemed	(12,275,286,286)	(10,623,297,952)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	273,351,251	1,064,300

Institutional Capital Shares:
Shares sold	5,213,163,825	2,082,190,776
Shares issued to shareholders in payment of distributions declared	14,256,792	8,909,192
Shares redeemed	(5,018,662,488)	(2,130,075,465)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	208,758,129	(38,975,497)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,826,174,753	866,038,222

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2001, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee. The Institutional Shares of these Funds have no present intention of accruing a shareholder services fee in the year ending July 31, 2002.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND AND PRIME VALUE OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund (the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 7, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

25717 (9/01)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL REPORT

July 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Portfolio of Investments Government Obligations Fund

July 31, 2001

Principal Amount			Value
		GOVERNMENT AGENCIES--49.1%
$62,000,000		Federal Farm Credit System, Notes, 6.625%, 2/1/2002	$62,857,725
179,659,000	[1]	Federal Home Loan Bank, System Discount Notes, 4.050% - 4.970%, 8/8/2001 - 3/28/2002	177,951,521
707,000,000	[2]	Federal Home Loan Bank, System Floating Rate Notes, 3.623% - 4.094%, 8/1/2001 - 9/17/2001	706,904,842
273,765,000		Federal Home Loan Bank, System Notes, 3.880% - 6.750%, 9/24/2001 - 7/25/2002	275,214,313
512,124,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 3.520% - 6.325%, 8/9/2001 - 7/18/2002	504,136,990
88,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Note, 3.590%, 8/21/2001	87,991,684
125,035,000		Federal Home Loan Mortgage Corp., Notes, 4.030% - 4.625%, 4/2/2002 - 6/28/2002	125,029,819
946,500,000	[1]	Federal National Mortgage Association, Discount Notes, 3.645% - 5.840%, 8/9/2001 - 4/5/2002	937,724,242
1,160,500,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 3.520% - 4.120%, 8/1/2001 - 10/30/2001	1,160,052,213
320,500,000		Federal National Mortgage Association, Notes, 3.950% - 6.750%, 9/27/2001 - 8/15/2002	324,010,626
336,486,000	[2]	Housing and Urban Development, Floating Rate Note, 3.990%, 8/1/2001	336,486,000
215,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 3.991% - 4.011%, 8/7/2001	214,987,726
47,000,000		Student Loan Marketing Association, Note, 3.760%, 7/16/2002	46,979,732

		TOTAL GOVERNMENT AGENCIES	4,960,327,433

		REPURCHASE AGREEMENTS--52.0%[3]
400,000,000		BNP Paribas Securities Corp., 3.920%, dated 7/31/2001, due 8/1/2001	400,000,000
330,000,000		Banc One Capital Markets, 3.920%, dated 7/31/2001, due 8/1/2001	330,000,000
300,000,000		Bank of America LLC, 3.910%, dated 7/31/2001, due 8/1/2001	300,000,000
360,000		Barclays Capital, Inc., 3.870%, dated 7/31/2001, due 8/1/2001	360,000
300,000,000		Barclays Capital, Inc., 3.930%, dated 7/31/2001, due 8/1/2001	300,000,000
355,000,000		Countrywide Securities Corp., 3.920%, dated 7/31/2001, due 8/1/2001	355,000,000
179,000,000	[4]	Credit Suisse First Boston, Inc., 3.730%, dated 7/10/2001, due 8/13/2001	179,000,000
155,000,000	[4]	Credit Suisse First Boston, Inc., 3.750%, dated 7/6/2001, due 8/8/2001	155,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$91,000,000	[4]	Credit Suisse First Boston, Inc., 3.820%, dated 6/5/2001, due 8/30/2001	$91,000,000
240,000,000		Credit Suisse First Boston, Inc., 3.910%, dated 7/31/2001, due 8/1/2001	240,000,000
345,000,000		Deutsche Bank AG, 3.920%, dated 7/31/2001, due 8/1/2001	345,000,000
726,000,000		Goldman Sachs Group, LP, 3.910%, dated 7/31/2001, due 8/1/2001	726,000,000
170,000,000		Greenwich Capital Markets, Inc., 3.760%, dated 7/3/2001, due 8/6/2001	170,000,000
400,000,000		J.P. Morgan & Co., Inc., 3.910%, dated 7/31/2001, due 8/1/2001	400,000,000
180,000,000		Morgan Stanley and Co., Inc., 3.920%, dated 7/31/2001, due 8/1/2001	180,000,000
835,000,000		Salomon Brothers, Inc., 3.920%, dated 7/31/2001, due 8/1/2001	835,000,000
25,000,000		Warburg Dillon Reed LLC, 3.810%, dated 7/31/2001, due 8/1/2001	25,000,000
230,000,000		Warburg Dillon Reed LLC, 3.920%, dated 7/31/2001, due 8/1/2001	230,000,000

		TOTAL REPURCHASE AGREEMENTS	5,261,360,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$10,221,687,433

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($10,111,904,413) at July 31, 2001.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Government Obligations Tax-Managed Fund

July 31, 2001

Principal Amount			Value
		GOVERNMENT AGENCIES--106.2%
$589,817,000	[1]	Federal Farm Credit System, Discount Notes, 3.500% - 5.700%, 8/8/2001 - 2/15/2002	$586,695,501
253,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 3.540% - 3.675%, 8/1/2001 - 10/27/2001	252,932,873
95,756,000		Federal Farm Credit System, Notes, 3.480% - 6.875%, 1/2/2002 - 5/1/2002	96,986,344
1,757,438,000	[1]	Federal Home Loan Bank System, Discount Notes, 3.480% - 4.950%, 8/1/2001 - 7/26/2002	1,747,544,717
845,500,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 3.540% - 4.094%, 8/1/2001 - 10/19/2001	845,306,231
285,460,000		Federal Home Loan Bank System, Notes, 4.000% - 7.610%, 8/13/2001 - 8/6/2002	287,526,586
20,000,000	[1]	Student Loan Marketing Association, Discount Note, 3.690%, 7/15/2002	19,286,600
321,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 3.861% - 4.011%, 8/7/2001	320,999,472
75,000,000	[2]	Student Loan Marketing Association, Floating Rate Master Note, 3.811%, 8/7/2001	75,000,000
18,000,000		Student Loan Marketing Association, Note, 6.470%, 9/5/2001	18,008,215
434,000,000	[1]	Tennessee Valley Authority, Discount Notes, 3.500% - 3.630%, 8/1/2001 - 9/28/2001	433,139,731
8,000,000		Tennessee Valley Authority, Notes, 5.280% - 6.500%, 8/20/2001 - 9/14/2001	8,008,981

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$4,691,435,251

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,416,065,585) at July 31, 2001.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Municipal Obligations Fund

July 31, 2001

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.6%[1]
		Alabama--1.7%
$2,950,000		Alabama State IDA, IDRBs (Series 1996), Weekly VRDNs (IMI Cash Valve Project)/(Regions Bank, Alabama LOC)	$2,950,000
3,350,000		Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs (Kappler USA, Inc. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,350,000
2,530,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,530,000
4,130,000		Geneva County, AL, IDB Adjustable Fixed Rate IDRBs (Series 1996), Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank, Alabama LOC)	4,130,000
2,450,000		Shelby County, AL, EDA (Series 1999), Weekly VRDNs (Alabama Dry Felt LLC)/(Regions Bank, Alabama LOC)	2,450,000

		TOTAL	15,410,000

		Arizona--1.0%
2,500,000		Glendale, AZ, IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,500,000
5,000,000		Pima County, AZ, IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	5,000,000
1,800,000		Yuma County, AZ Airport Authority, Inc., (Series 1997A), Weekly VRDNs (Bank One, Arizona N.A. LOC)	1,800,000

		TOTAL	9,300,000

		Arkansas--1.1%
1,000,000		Arkadelphia, AR, IDRB (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank AS LOC)	1,000,000
4,000,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corporation)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
5,500,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.)	5,500,000

		TOTAL	10,500,000

		California--9.5%
10,000,000		California Community College Financing Authority, (Series A), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	10,000,000
38,000,000		California Statewide Communities Development Authority, (FR/RI-L18), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	38,000,000
4,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$25,100,000		Los Angeles, CA Unified School District, 2000-2001 TRANs, Trust Receipts (Series 2000 FR/RI-L13), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	$25,100,000
10,500,000		San Bernardino County, CA, (PT-478), Weekly VRDNs (Woodview Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ)	10,500,000

		TOTAL	87,600,000

		Colorado--2.9%
6,100,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	6,100,000
8,790,000		Denver, CO City & County Airport Authority, (Series B), 4.00% Bonds, 11/15/2001	8,809,690
3,215,000		Denver, CO City & County Airport Authority, (Series C), 6.35% Bonds, 11/15/2001	3,232,584
2,500,000		Denver, CO City & County Airport Authority, Trust Receipts (Series 2000 FR/RI-L27), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	2,500,000
5,900,000		El Paso County, CO Single Family Mortgage Revenue, (Series 2001C), 2.85% BANs, 7/15/2002	5,900,000

		TOTAL	26,542,274

		District of Columbia--1.1%
9,960,000		District of Columbia Housing Finance Agency, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,960,000

		Florida--5.4%
6,946,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,946,000
8,675,000		Escambia County, FL HFA, (PT-121), Weekly VRDNs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ)	8,675,000
6,000,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	6,000,000
3,385,000		Florida HFA, Trust Receipts, (Series 1998 FR/RI-12), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	3,385,000
6,786,000		Orange County, FL, HFA (Series 1997A), Weekly VRDNs (Regal Pointe Apartments)/(FHLMC LOC)	6,786,000
17,600,000		Pinellas County, FL Health Facility Authority Daily VRDNs (Chase Manhattan Bank, New York LOC)	17,600,000

		TOTAL	49,392,000

		Georgia--2.1%
9,500,000		Clayton County, GA Development Authority, (Series 1994), Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank, New York LOC)	9,500,000
7,190,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,190,000
2,800,000		McDuffie County, GA Development Authority, (Series 1998), 3.55% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 8/9/2001	2,800,000

		TOTAL	19,490,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Hawaii--0.3%
$2,450,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	$2,450,000

		Illinois--4.2%
2,000,000		Chicago, IL O'Hare International Airport, Trust Receipts (Series 2000 FR/RI-L28), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	2,000,000
4,500,000		Chicago, IL SFM (Series 2001B), 3.25% BANs, 3/1/2002	4,500,000
3,000,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	3,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 2.95% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2001	10,500,000
2,000,000		Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	2,000,000
1,150,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,150,000
4,400,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	4,400,000
1,900,000		Illinois Development Finance Authority, IDRB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America, N.A. LOC)	1,900,000
3,000,000		Illinois Development Finance Authority, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
1,475,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Company)/(Bank One, Illinois, N.A. LOC)	1,475,000
2,250,000		Peoria, IL (Series 1995), Weekly VRDNs (Praise and Leadership Elementary School)/(Bank One, Illinois, N.A. LOC)	2,250,000
2,100,000		Rockford, IL, EDRB, 4.50% TOBs (Independence Village of Rockford)/(U.S. Bank, N.A., Minneapolis LOC), Optional Tender 12/1/2001	2,100,000

		TOTAL	38,275,000

		Indiana--3.1%
1,500,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,500,000
3,230,000		Elkhart County, IN (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(KeyBank, N.A. LOC)	3,230,000
1,500,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, Delaware LOC)	3,400,000
2,005,000		Kendallville, IN, IDRB (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	2,005,000
6,580,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	6,580,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$1,170,000		Richmond, IN, EDRB (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc. Project)/(Bank One, Indiana, N.A. LOC)	$1,170,000
1,800,000		Spencer-Owen, IN Community Schools, 3.75% TANs, 12/31/2001	1,803,648
4,000,000		Westfield, IN, IDRB (Series 1998), Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	4,000,000
3,200,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,200,000

		TOTAL	28,388,648

		Kansas--1.9%
6,500,000		Burlington, KS (Series B), Weekly VRDNs (Kansas City Power and Light Co.)	6,500,000
1,900,000		Olathe, KS, IDRB (Series 1995), Weekly VRDNs (Garmin International, Inc. Project)/(Bank of America, N.A. LOC)	1,900,000
9,165,000		Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	9,165,000

		TOTAL	17,565,000

		Kentucky--3.0%
6,000,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms Project)/(Bank of New York LOC)	6,000,000
1,485,000		Jefferson County, KY Industrial Building Revenue Bonds (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,485,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	11,995,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates (Series 1998 O), 2.80% TOBs (Bank of America, N.A. LIQ), Optional Tender 11/29/2001	4,000,000
3,650,000		Paris, KY Weekly VRDNs (Monessen Holdings, LLC)/(Fifth Third Bank, Cincinnati LOC)	3,650,000

		TOTAL	27,130,000

		Louisiana--2.8%
3,995,000	[2]	Jefferson Parish, LA Home Mortgage Authority, (PT-492), 4.30% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/20/2001	3,995,000
5,000,000		Lake Charles, LA Harbor & Terminal District Revenue Bonds (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
12,100,000		Lake Charles, LA Harbor & Terminal District Revenue Bonds (Series 2000), Weekly VRDNs (Conoco, Inc.)/(Bank One, N.A. (Chicago) LOC)	12,100,000
3,400,000		Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,400,000
1,600,000		Ouachita Parish, LA, IDB (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	26,095,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maine--1.2%
$4,200,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet National Bank LOC)	$4,200,000
2,800,000		Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Fleet National Bank LOC)	2,800,000
1,720,000		Trenton, ME (Series 1998), Weekly VRDNs (Hinckley Co.)/(KeyBank, N.A. LOC)	1,720,000
2,240,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	2,240,000

		TOTAL	10,960,000

		Maryland--1.4%
1,386,000		Harford County, MD, Variable Rate Demand/Fixed Rate Refunding Bond (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	1,386,000
4,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 2.95% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2001	4,375,000
2,480,000		Maryland State Community Development Administration, (Series 1990 A), Weekly VRDNs (College Estates)/(Allfirst LOC)	2,480,000
5,000,000		Maryland State Community Development Administration, (Series 1990 B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	5,000,000

		TOTAL	13,241,000

		Massachusetts--1.2%
5,900,000		Ashburnham - Westminster, MA Regional School District, 3.40% BANs, 1/29/2002	5,904,240
2,200,000		Ashburnham - Westminster, MA Regional School District, 3.49% BANs, 8/28/2001	2,200,381
3,300,000		Massachusetts Water Pollution Abatement Trust Pool, SGA (Series 87), Daily VRDNs (Societe Generale, Paris LIQ)	3,300,000

		TOTAL	11,404,621

		Minnesota--5.1%
10,000,000		Becker, MN, PCR (Series 1993-A), 2.80% CP (Northern States Power Co., Minnesota), Mandatory Tender 10/10/2001	10,000,000
9,000,000		Becker, MN, PCR (Series 1993-B), 2.90% CP (Northern States Power Co., Minnesota), Mandatory Tender 9/10/2001	9,000,000
1,250,000		Blaine, MN (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,250,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower (Series 1999), 3.915% TOBs (Bank of America, N.A.), Mandatory Tender 5/1/2002	3,600,000
3,600,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$10,940,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), 2.97% TOBs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	$10,940,000
2,400,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,400,000
2,365,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,365,000
1,110,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,110,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000

		TOTAL	46,515,000

		Mississippi--1.5%
9,790,000		Mississippi Regional Housing Authorithy No. II, (Series 1998), 4.70% TOBs (Bradford Park Apartments)/(AmSouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2001	9,790,000
4,000,000		Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A. LOC)	4,000,000

		TOTAL	13,790,000

		Missouri--1.6%
1,750,000		Kansas City, MO, IDA (Series 1999), Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,750,000
6,770,000	[2]	Missouri State Housing Development Commission, (PT-495), 4.30% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/20/2001	6,770,000
1,000,000		St. Louis, MO, IDA (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000
5,000,000		St. Louis, MO IDA, Homer G. Phillips Dignity House (Series 1999), 4.05% TOBs (Bayerische Landesbank Girozentrale) 8/1/2001	5,000,000

		TOTAL	14,520,000

		Montana--0.4%
4,000,000		Montana State Board of Investments, Resource Recovery Revenue Bonds (Series 1989), 3.25% TOBs (Colstrip Energy LP)/(Dexia Public Finance Bank S.A. LOC), Optional Tender 3/1/2002	4,000,000

		Multi State--3.3%
19,000,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	19,000,000
9,032,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,032,000
2,015,000		Palm Beach County, FL HFA, MERLOTS (Series 2001 A-71) Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	2,015,000

		TOTAL	30,047,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nebraska--1.2%
$2,700,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,700,000
4,400,000		Douglas County, NE, IDRB (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,400,000
3,945,000		Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,945,000

		TOTAL	11,045,000

		Nevada--0.1%
450,000		Nevada State Department of Community & Industrial Development Weekly VRDNs (Kinplex Company)/(Credit Commercial De France, Paris LOC)	450,000
855,000		Sparks, NV, IDRB (Series 1996), Weekly VRDNs (The Antioch Publishing Co.)/(National City Bank, Ohio LOC)	855,000

		TOTAL	1,305,000

		New Hampshire--0.3%
3,042,000		New Hampshire Business Finance Authority, IDRB (Series A), Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	3,042,000

		New Jersey--2.4%
5,360,000		Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,360,000
1,658,722		Phillipsburg, NJ, 5.125% BANs, 8/17/2001	1,659,157
4,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	4,010,697
3,816,000		Vineland, NJ, 4.50% BANs, 12/13/2001	3,818,676
7,000,000		Willingboro Township, NJ, 3.00% BANs, 7/26/2002	7,013,357

		TOTAL	21,861,887

		New Mexico--1.6%
3,850,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,850,000
4,650,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)	4,650,000
6,385,000		New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A66), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,385,000

		TOTAL	14,885,000

		New York--2.7%
2,500,000		Long Island Power Authority, (Series 1A), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	2,500,000
7,900,000		New York State Energy Research & Development Authority, (Series 2001 A-3), Weekly VRDNs (Consolidated Edison Co.)/(Barclays Bank PLC LOC)	7,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$12,000,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N17), Weekly VRDNs (Bank of New York LIQ)	$12,000,000
2,000,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank, New York LIQ)	2,000,000

		TOTAL	24,400,000

		North Carolina--1.4%
7,400,000		Martin County, NC, IFA (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	7,400,000
5,000,000	[2]	North Carolina State, (PT-413), 2.80% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	5,000,000

		TOTAL	12,400,000

		Ohio--1.4%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), 3.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/22/2002	4,000,000
2,655,000		Cuyahoga County, OH, IDA (Series 1997), Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,655,000
1,000,000		Cuyahoga County, OH (Series 1999), Weekly VRDNs (National Terminal Apartments)/(Fleet National Bank LOC)	1,000,000
2,000,000		Mason City, OH, 3.30% BANs, 5/30/2002	2,004,016
3,500,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000

		TOTAL	13,159,016

		Oklahoma--1.0%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(Chase Manhattan Bank, New York LOC)	6,000,000
3,000,000		Cleveland County, OK Home Loan Authority, Tecumseh Pointe Apartments, 3.7125% TOBs (HSBC Bank USA), Optional Tender 3/1/2002	3,000,000

		TOTAL	9,000,000

		Oregon--0.9%
165,000		Oregon State, EDRBs (Series1988B), Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells Fargo Bank, N.A. LOC)	165,000
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(KeyBank, N.A. LOC)	8,500,000

		TOTAL	8,665,000

		Rhode Island--0.8%
3,000,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001-A31), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,000,000
4,250,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(KeyBank, N.A. LOC)	4,250,000

		TOTAL	7,250,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--4.7%
$17,500,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.)	$17,500,000
1,355,000		Berkeley County, SC, IDB (Series 1989), Weekly VRDNs (W.W. Williams Co. Project)/(Bank One, N.A. (Ohio) LOC)	1,355,000
8,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	8,800,000
3,000,000		Lexington, SC Water & Sewage, (Series 2000), 5.00% BANs, 10/11/2001	3,001,619
3,380,000		South Carolina Job Development Authority Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,380,000
400,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A. LOC)	400,000
750,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A. LOC)	750,000
450,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC, N.A. LOC)	450,000
3,700,000		South Carolina Job Development Authority, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
3,600,000		York County, SC, IDA, (Series 1989), Weekly VRDNs (Sediver, Inc.)/(BNP Paribas LOC)	3,600,000

		TOTAL	42,936,619

		South Dakota--0.3%
2,500,000		South Dakota Housing Development Authority, (Series 2001-C), 3.25% Bonds, 4/3/2002	2,500,000

		Tennessee--2.2%
4,000,000		Carter County, TN, IDB (Series 1983), Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	4,000,000
1,500,000		Cheatham County, TN, IDB (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,500,000
2,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC)	3,000,000
1,550,000		Knox County, TN, IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,550,000
600,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	600,000
4,000,000		Tullahoma, TN, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000
3,100,000		Union City, TN, IDB (Series 1995) Weekly VRDNs (Kohler Co.)/(Wachovia Bank of NC, N.A. LOC)	3,100,000

		TOTAL	19,750,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--11.9%
$2,750,000		Angelina and Neches River Authority, Texas (Series 1998), 3.55% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 8/9/2001	$2,750,000
12,000,000		Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
7,500,000		Brazos River Authority, TX (Series 1996C), Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	7,500,000
5,755,000		Brazos River Authority, TX (Series 1999B), Weekly VRDNs (TXU Electric Co.)/(Morgan Guaranty Trust Co., New York LOC)	5,755,000
3,500,000		Brazos River Authority, TX (Series 1999C), Weekly VRDNs (TXU Electric Co.)/(Bank of New York LOC)	3,500,000
7,000,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America, N.A. LOC)	12,055,000
11,700,000		Gulf Coast, TX, IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.)	11,700,000
5,050,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993), Daily VRDNs (BP Amoco Corp.)	5,050,000
8,900,000		Harris County, TX, HFDC (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	8,900,000
7,000,000		Harris County, TX, HFDC (Series 1997A), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	7,000,000
9,610,000		Houston, TX Airport System, (Series 2001-B4), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	9,610,000
2,500,000		Midlothian, TX, IDC (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America, N.A. LOC)	2,500,000
4,300,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,300,000
5,500,000		Tarrant County, TX, IDC (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank, New York LOC)	5,500,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	108,970,000

		Utah--2.0%
18,500,000		Weber County, UT (Series 2000C), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Public Finance Bank SA LIQ)	18,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--1.6%
$1,000,000		Halifax, VA, IDA MMMs, PCR, 2.75% CP (Virginia Electric Power Co.), Mandatory Tender 12/10/2001	$1,000,000
6,000,000		Halifax, VA, IDA MMMs, PCR, 2.75% CP (Virginia Electric Power Co.), Mandatory Tender 2/12/2002	6,000,000
1,500,000		James City County, VA, IDA (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	1,500,000
6,585,000		Roanoke, VA, IDA Hospital Revenue Bonds (Series 1995C), Daily VRDNs (Carilion Health System Obligated Group)/(First Union National Bank, Charlotte, NC LIQ)	6,585,000

		TOTAL	15,085,000

		Washington--2.2%
7,000,000		Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,000,000
7,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America, N.A. LOC)	7,000,000
3,175,000		Washington State Housing Finance Commission, (Series 2001 2A-S), 3.25% BANs, 4/1/2002	3,175,000
3,000,000		Yakima County, WA Public Corp., (Series 1999), Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	3,000,000

		TOTAL	20,175,000

		West Virginia--1.3%
2,140,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,140,000
10,000,000		West Virginia Public Energy Authority, (Series 1989A), 3.00% CP (Morgantown Energy Associates)/(Dexia Public Finance Bank SA LOC), Mandatory Tender 9/10/2001	10,000,000

		TOTAL	12,140,000

		Wisconsin--4.0%
4,900,000		East Troy Community School District, WI, 4.75% TRANs, 10/30/2001	4,902,726
1,000,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/ (Firstar Bank, N.A. LOC)	1,000,000
3,250,000		Hancock, WI (Series 1996), Weekly VRDNs (Ore-Ida Foods, Inc.)/ (Heinz (H.J.) Co. GTD)	3,250,000
3,350,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,350,000
2,735,000		La Crosse, WI, IDA (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,735,000
1,600,000		Lake Geneva-Genoa, WI Union High School District, 4.75% TRANs, 10/1/2001	1,600,639
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$2,300,000		Milwaukee, WI (Series 1997), 2.95% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2001	$2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,000,000
1,400,000		Omro, WI School District, 4.875% TRANs, 9/28/2001	1,400,584
3,880,000		Sussex, WI, IDB (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,880,000
2,800,000		Westby, WI Area School District, 5.00% TRANs, 11/1/2001	2,801,999
8,000,000		Wisconsin Housing & Economic Development Authority, Trust Receipts (Series 1997), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	8,000,000

		TOTAL	36,220,948

		Wyoming--0.8%
7,500,000		Campbell County, WY, Two Elk Power Generation Station (Series 2000), 4.60% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/3/2001	7,500,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$923,366,013

Securities that are subject to alternative minimum tax represent 69.7% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.5%	2.5%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At July 31, 2001, these securities amounted to $34,705,000 which represents 3.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($917,974,233) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB(s)	--Economic Development Revenue Bond(s)
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LLC	--Limited Liability Corporation
LOC	--Letter of Credit
LP	--Limited Partnership
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PLC	--Public Limited Company
PUTTERs	--Puttable Tax Exempt Receipts
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Prime Cash Obligations Fund

July 31, 2001

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--11.2%
	Banking--11.2%
$175,000,000	Abbey National Bank PLC, London, 5.240% - 5.390%, 1/16/2002 - 2/20/2002	$175,005,532
22,000,000	BNP Paribas, 3.880%, 7/24/2002	21,995,815
35,000,000	Bank of Scotland, Edinburgh, 4.550%, 8/20/2001	35,000,000
52,000,000	Bayerische Hypotheken-und Vereinsbank AG, 3.650%, 10/5/2001	52,000,000
144,000,000	Comerica Bank, 3.832% - 5.225%, 2/19/2002 - 7/26/2002	144,006,994
75,000,000	Credit Suisse First Boston, 4.000% - 4.590%, 8/2/2001 - 9/26/2001	75,000,000
75,000,000	Royal Bank of Canada, Montreal, 3.890% - 4.215%, 6/19/2002 - 7/19/2002	74,989,968
90,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	89,969,625
153,000,000	Svenska Handelsbanken, Stockholm, 3.880%, 7/23/2002 - 7/24/2002	152,970,935
25,000,000	UBS AG, 4.630%, 3/28/2002	24,996,830

	TOTAL CERTIFICATES OF DEPOSIT	845,935,699

	COLLATERALIZED LOAN AGREEMENTS--8.3%[1]
	Banking--3.3%
250,000,000	Deutsche Bank Alex Brown, Inc., 3.935%, 8/1/2001	250,000,000

	Brokerage--5.0%
25,000,000	Goldman Sachs Group, Inc., 5.594%, 8/1/2001	25,000,000
50,000,000	Morgan Stanley and Co., Inc., 3.965%, 8/1/2001	50,000,000
300,000,000	Salomon Brothers, Inc., 3.900% - 4.035%, 8/1/2001	300,000,000

	TOTAL	375,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	625,000,000

	COMMERCIAL PAPER--36.2%[1]
	Banking--11.9%
326,972,000	Banco Santander Central Hispano, S.A., 3.560% - 4.470%, 8/15/2001 - 1/22/2002	324,042,197
50,000,000	Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 4.000%, 8/13/2001	49,933,333
75,000,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 3.800%, 8/8/2001	74,944,583
224,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 3.570% - 3.880%, 8/21/2001 - 4/16/2002	222,005,628
50,000,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 3.750%, 8/17/2001	49,916,667
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Banking--continued
$50,000,000	Old Slip Funding Corp., (Bank of New York Swap Agreement), 3.800%, 8/6/2001	$49,973,611
28,000,000	Rabobank Nederland, Utrecht, 4.500%, 9/28/2001	27,797,000
25,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 3.890%, 8/10/2001	24,975,687
25,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 3.600%, 10/2/2001	24,845,000
50,000,000	Variable Funding Capital Corp., 3.880%, 11/6/2001	49,477,278

	TOTAL	897,910,984

	Brokerage--0.3%
25,000,000	Morgan Stanley, Dean Witter & Co., 4.450%, 9/24/2001	24,833,125

	Finance - Commercial--8.6%
75,000,000	CIT Group, Inc., 4.030%, 8/7/2001	74,950,125
285,873,000	Compass Securitization LLC, 3.751% - 4.039%, 8/2/2001 - 9/4/2001	285,503,935
50,000,000	Falcon Asset Securitization Corp., 3.846%, 8/7/2001	49,968,083
145,300,000	General Electric Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 3.602% - 3.663%, 10/15/2001 - 10/22/2001	144,144,252
50,000,000	General Electric Capital Corp., 3.677%, 12/13/2001	49,326,278
50,000,000	General Electric Capital Services, 3.592%, 10/22/2001	49,594,556

	TOTAL	653,487,229

	Finance - Retail--4.2%
50,000,000	Amsterdam Funding Corp., 3.930%, 8/20/2001	49,897,347
50,000,000	Edison Asset Securitization LLC, 3.814%, 8/7/2001	49,968,333
20,000,000	New Center Asset Trust, 3.642%, 9/21/2001	19,897,717
128,126,000	Receivables Capital Corp., 3.674% - 3.816%, 9/10/2001 - 10/15/2001	127,227,955
20,000,000	Wells Fargo Financial, Inc., 6.579%, 8/13/2001	19,957,767
50,000,000	Windmill Funding Corp., 3.765%, 8/17/2001	49,916,667

	TOTAL	316,865,786

	Finance - Securities--0.3%
20,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.594%, 9/24/2001	19,865,300

	Insurance--10.9%
100,000,000	CXC, Inc., 3.674% - 3.925%, 8/7/2001 - 10/16/2001	99,407,458
294,500,000	Galaxy Funding, Inc., 3.650% - 3.970%, 8/21/2001 - 11/16/2001	292,967,007
300,000,000	Paradigm Funding LLC, 3.760% - 3.800%, 8/10/2001 - 8/16/2001	299,600,556
134,660,000	Sheffield Receivables Corp., 3.740% - 4.120%, 8/13/2001 - 9/25/2001	134,341,331

	TOTAL	826,316,352

	TOTAL COMMERCIAL PAPER	2,739,278,776

Principal Amount		Value
	BANK NOTES--2.7%
	Banking--2.7%
$206,658,000	Forrestal Funding Master Trust, (Bank of America, N.A. Swap Agreement), 3.790% - 3.920%, 8/27/2001 - 9/5/2001	$206,036,882

	SHORT-TERM NOTES--10.5%
	Banking--0.5%
25,000,000	Comerica Bank, 3.930%, 8/8/2002	25,028,114
10,000,000	Huntington National Bank, Columbus, OH, 4.447%, 2/4/2002	10,002,908

	TOTAL	35,031,022

	Brokerage--4.9%
314,000,000	Goldman Sachs Group, Inc., 3.990% - 5.594%, 8/17/2001 - 3/8/2002	314,000,000
60,000,000	Merrill Lynch & Co., Inc., 4.180% - 4.500%, 4/16/2002 - 6/5/2002	60,000,000

	TOTAL	374,000,000

	Finance - Automotive--0.4%
20,000,000	Chase Manhattan Auto Owner Trust 2001-A, Class A1, 3.660%, 8/15/2002	20,000,000
12,345,064	Honda Auto Receivables 2001-1 Owner Trust, Class A1, 5.270%, 3/18/2002	12,350,970

	TOTAL	32,350,970

	Finance - Equipment--1.4%
22,704,455	CNH Equipment Trust 2001-A, Class A, 4.035%, 5/20/2002	22,704,455
85,000,000	John Deere Capital Corp., 3.720% - 4.309%, 1/14/2002 - 2/8/2002	84,978,010

	TOTAL	107,682,465

	Finance - Securities--2.7%
26,075,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 4.350% - 6.930%, 9/8/2001 - 5/7/2002	26,066,335
174,500,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.920% - 6.675%, 11/13/2001 - 7/19/2002	174,499,138

	TOTAL	200,565,473

	Insurance--0.6%
20,000,000	Americredit Automobile Receivables Trust 2001-B, Class A-1, 3.760%, 8/6/2002	20,000,000
25,000,000	WFS Financial Owner Trust 2001-B, Class A-1, (Insured by FSA), 4.025%, 3/20/2002	25,000,000

	TOTAL	45,000,000

	TOTAL SHORT-TERM NOTES	794,629,930

	LOAN PARTICIPATION--7.5%
	Chemicals--0.4%
27,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 3.800%, 11/29/2001	27,000,000

Principal Amount		Value
	LOAN PARTICIPATION--continued
	Electrical Equipment--0.2%
$16,700,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 3.849%, 5/17/2002	$16,700,000

	Finance - Automotive--5.3%
245,000,000	General Motors Acceptance Corp., Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.901%, 8/1/2001	245,000,000
157,200,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 3.850% - 3.890%, 8/8/2001 - 9/28/2001	157,200,000

	TOTAL	402,200,000

	Oil & Oil Finance--1.6%
125,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 3.780% - 4.030%, 8/7/2001 - 8/17/2001	125,000,000

	TOTAL LOAN PARTICIPATION	570,900,000

	NOTES -- VARIABLE--20.9%[2]
	Banking--10.1%
2,925,000	6380 Brackbill Associates, LP, (Series 2000), (Allfirst LOC), 3.840%, 8/3/2001	2,925,000
6,220,000	Aaron Oil Co., Inc., (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	6,220,000
4,580,000	Acton Realty Investors LLP, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	4,580,000
3,715,000	Alabama State IDA, (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	3,715,000
2,000,000	Albuquerque, NM, (Series 1997), El Canto, Inc., (Norwest Bank, Minnesota, N.A. LOC), 4.040%, 8/2/2001	2,000,000
5,150,000	American Custom Yachts, Inc., (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	5,150,000
14,000,000	Badger Mining Corp., (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	14,000,000
6,875,000	Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 3.850%, 8/1/2001	6,875,000
950,000	Beech Grove, IN, (Series 1997), Poster Display Co. Project, (Bank One, Indiana, N.A. LOC), 3.900%, 8/2/2001	950,000
5,700,000	Bing Steel Management, Inc., (Series 2000), (Michigan National Bank, Farmington Hills LOC), 3.894%, 8/1/2001	5,700,000
3,440,000	Boyd-Plott LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	3,440,000
1,550,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,550,000
14,000,000	Capital One Funding Corp., (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	14,000,000
5,942,000	Capital One Funding Corp., (Series 1993-A), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	5,942,000
7,619,000	Capital One Funding Corp., (Series 1994-E), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	7,619,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$6,929,000	Capital One Funding Corp., (Series 1996-G), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	$6,929,000
12,016,000	Capital One Funding Corp., (Series 2001-B), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	12,016,000
2,735,000	Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,735,000
8,940,000	Cedarville College Ohio, (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	8,940,000
8,000,000	Central Penn, Inc., (Allfirst Bank LOC), 3.840%, 8/3/2001	8,000,000
4,250,000	Charapp Family LP, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	4,250,000
7,985,000	Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 3.790%, 8/2/2001	7,985,000
10,100,000	Charlotte Christian School, (Series 1999), (Wachovia Bank of NC, N.A. LOC), 3.830%, 8/1/2001	10,100,000
4,475,000	Chartiers Valley, PA, Industrial & Commercial Development Authority, Woodhaven Convalescent Center, (Series 1997-B), (Bank One, N.A. (Ohio) LOC), 3.800%, 8/2/2001	4,475,000
1,380,000	Children's Defense Fund, (Allfirst LOC), 3.940%, 8/7/2001	1,380,000
3,450,000	Cleveland Country Club, Inc., Series 2001, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	3,450,000
30,000,000	Comerica Bank, 3.830%, 8/7/2001	30,000,000
12,170,000	Community Centre Group of Cos., (Comerica Bank LOC), 3.890%, 8/2/2001	12,170,000
85,000,000	Credit Agricole Indosuez, 3.724%, 10/29/2001	84,996,514
5,700,000	Davis Industries, Inc., (Comerica Bank LOC), 3.850%, 8/2/2001	5,700,000
5,000,000	Destin Water Users, Inc., (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	5,000,000
2,000,000	Elliott Aviation, Inc., (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	2,000,000
5,520,000	Elmira Downtown Arena, LLC, (KeyBank, N.A. LOC), 3.900%, 8/2/2001	5,520,000
1,000,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	1,000,000
4,000,000	Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 3.900%, 8/2/2001	4,000,000
17,000,000	First Union National Bank, Charlotte, NC, 3.940%, 11/13/2001	17,000,000
680,000	Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	680,000
2,500,000	Frank Nelson Building of Birmingham LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	2,500,000
3,737,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 3.840%, 8/3/2001	3,737,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$6,130,000	Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 3.850%, 8/2/2001	$6,130,000
1,200,000	Fredricksburg, VA IDA, (SunTrust Bank LOC), 3.900%, 8/1/2001	1,200,000
6,170,000	Freeport, IL, (Firstar Bank, N.A. LOC), 3.790%, 8/2/2001	6,170,000
1,705,000	Galasso Materials, LLC and Galasso Holdings, LLC, (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	1,705,000
8,000,000	Gannett Fleming, Inc., (Series 2001), (Allfirst LOC), 3.840%, 8/3/2001	8,000,000
7,500,000	Gary, IN, Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 3.920%, 8/2/2001	7,500,000
3,630,000	Georgia Ports Authority, Colonel's Island Terminal Project, (Series 1996-A), Revenue Bonds, (SunTrust Bank, Atlanta LOC), 3.850%, 8/1/2001	3,630,000
1,345,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,345,000
1,355,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Allfirst LOC), 3.880%, 8/1/2001	1,355,000
2,050,000	Graywood Farms LLC, (Allfirst LOC), 3.840%, 8/3/2001	2,050,000
3,345,000	Harvey A. Tolson, (Firstar Bank, N.A. LOC), 3.970%, 8/2/2001	3,345,000
10,110,000	Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	10,110,000
6,300,000	IT Spring Wire LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 3.870%, 8/2/2001	6,300,000
8,000,000	Ilsco Corp., (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	8,000,000
646,000	International Processing Corp., (Bank One, Kentucky LOC), 3.900%, 8/2/2001	646,000
1,890,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	1,890,000
8,500,000	KinderCare Learning Centers, Inc., (Series B), (Chase Manhattan Bank N.A., New York LOC), 3.800%, 8/1/2001	8,500,000
1,815,000	Kit Carson County, CO, Midwest Farms LLC Project, (Norwest Bank Minnesota, N.A. LOC), 3.900%, 8/1/2001	1,815,000
6,000,000	La Vern, CA, IDA, Mobile Tool International, Inc. Project, (Series 1998-B), (Fleet Bank N.A. LOC), 3.940%, 8/2/2001	6,000,000
3,920,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 3.850%, 8/2/2001	3,920,000
41,582,136	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.829%, 8/15/2001	41,582,136
5,000,000	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 3.890%, 8/1/2001	5,000,000
31,870,000	M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 3.900%, 8/2/2001	31,870,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 3.900%, 8/2/2001	4,000,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$11,400,000	MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 3.850%, 8/2/2001	$11,400,000
30,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 3.775%, 9/27/2001	30,000,000
2,150,000	MacDonald & Associates LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	2,150,000
4,375,000	Maryland EDC, Human Genome Sciences, (Series 1999A), (Allfirst LOC), 3.840%, 8/7/2001	4,375,000
8,700,000	Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	8,700,000
1,280,000	Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America, N.A. LOC), 3.880%, 8/2/2001	1,280,000
4,500,000	Mile Bluff Clinic Building Partnership, (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	4,500,000
1,400,000	Mississippi Business Finance Corp., (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	1,400,000
1,600,000	Multicraft International LP, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	1,600,000
2,870,000	New Berlin, WI, Sunraider LLC, (Series 1997B), (Bank One, Wisconsin, N.A. LOC), 3.800%, 8/2/2001	2,870,000
3,900,000	New Jersey EDA, Morey Organization, Inc. Project (Series 1997), (First Union National Bank, Charlotte, NC LOC), 3.920%, 8/1/2001	3,900,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (First Union National Bank, Charlotte, NC LOC), 3.940%, 8/1/2001	2,565,000
8,010,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	8,010,000
3,280,000	Oakwoods Master LP, (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 3.790%, 8/2/2001	3,280,000
4,660,000	P.C.I. Paper Conversions, Inc., (Series 2000), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	4,660,000
10,900,000	PVF Finance LLC, (Allfirst Bank LOC), 3.840%, 8/3/2001	10,900,000
3,000,000	Parker Towing Co., Inc., Series 2001, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	3,000,000
8,260,000	Pepin Distributing Co., (First Union National Bank, Charlotte, NC LOC), 3.880%, 8/2/2001	8,260,000
10,000,000	Port of Morrow, OR, (KeyBank, N.A. LOC), 3.840%, 8/2/2001	10,000,000
925,000	Poseyville, IN, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 3.790%, 8/2/2001	925,000
9,800,000	Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 3.850%, 8/2/2001	9,800,000
6,785,000	R & J Investment Co., (Bank One, N.A. (Ohio) LOC), 3.890%, 8/2/2001	6,785,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$15,000,000	SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 3.910%, 9/13/2001	$15,000,000
1,609,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	1,609,000
7,000,000	Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 4.000%, 8/2/2001	7,000,000
8,500,000	Seeber USA, LLP, (Series 2000), (Commerzbank AG, Frankfurt LOC), 3.830%, 8/1/2001	8,500,000
6,000,000	Sioux-Preme Packing Co., (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	6,000,000
3,440,000	Solon Properties, LLC, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	3,440,000
1,980,000	Spitzer Group, (Series 1998-C), (Bank One, N.A. (Ohio) LOC), 3.800%, 8/2/2001	1,980,000
7,020,000	Stow-Glen Properties LLC, (Firstar Bank, N.A. LOC), 3.940%, 8/2/2001	7,020,000
1,045,000	TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,045,000
1,405,000	Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 3.850%, 8/1/2001	1,405,000
3,100,000	Team Rahal of Pittsburgh, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	3,100,000
1,855,000	Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 3.940%, 8/1/2001	1,855,000
845,000	Triple O, LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	845,000
2,795,000	University Ltd. Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	2,795,000
4,470,000	VLF, LLC, The Village of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 3.930%, 8/2/2001	4,470,000
2,070,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,070,000
10,000,000	WCN Properties, Inc., (Series 2000), (Allfirst LOC), 3.840%, 8/3/2001	10,000,000
25,000,000	Wells Fargo & Co., 3.800%, 8/13/2001	25,000,000
11,345,000	Wildcat Management Ltd., Inc., (Series 1999), (Firstar Bank, Cincinnati, N.A. LOC), 3.920%, 8/2/2001	11,345,000
3,525,000	YMCA of Greater Cleveland, (Series 2000), (Fifth Third Bank of Northwestern OH LOC), 3.840%, 8/2/2001	3,525,000

	TOTAL	759,656,650

Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Brokerage--2.0%
$32,000,000	Goldman Sachs Group, Inc., 3.798%, 9/21/2001	$32,000,000
95,000,000	Morgan Stanley, Dean Witter & Co., 3.940%, 8/28/2001	95,000,000
20,000,000	Salomon Smith Barney Holdings, Inc., 4.010%, 9/2/2001	20,031,972

	TOTAL	147,031,972

	Finance - Automotive--0.7%
53,000,000	General Motors Acceptance Corp., Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.800%, 10/1/2001	52,661,986

	Finance - Commercial--1.1%
85,000,000	CIT Group, Inc., 4.394%, 8/2/2001	85,000,000

	Finance - Retail--0.3%
25,000,000	Bishop's Gate Residential Mortgage Trust 2001-1, Class A-1, 3.904%, 8/1/2001	25,000,000

	Finance - Securities--1.8%
136,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.900% - 4.100%, 8/1/2001 - 8/15/2001	135,999,027

	Government Agency--0.0%
995,000	Direct One Funding Corp., (Series 2000), (Sexton Properties), (Insured by FNMA), 3.860%, 8/2/2001	995,000

	Insurance--3.9%
24,000,000	Allstate Life Insurance Co., 3.975% - 4.047%, 8/1/2001	24,000,000
27,000,000	First Allmerica Financial Life Insurance Co., 4.485%, 8/3/2001	27,000,000
40,000,000	GE Life and Annuity Assurance Co., 3.835% - 4.100%, 8/1/2001 - 9/1/2001	40,000,000
62,400,000	Jackson National Life Insurance Co., 3.900% - 3.950%, 8/1/2001 - 10/21/2001	62,400,000
8,820,444	Liquid Asset Backed Securities Trust, (Series 1997-3), (Guaranteed by AMBAC), 3.675%, 9/28/2001	8,820,444
44,000,000	Monumental Life Insurance Co., 3.950% - 4.190%, 8/1/2001 - 8/31/2001	44,000,000
30,000,000	New York Life Insurance Co., 4.120%, 8/23/2001	30,000,000
15,000,000	Protective Life Insurance Co., 4.464%, 8/1/2001	15,000,000
10,000,000	Security Life of Denver Insurance Co., 3.805%, 10/26/2001	10,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 3.930%, 10/2/2001	25,000,000
10,000,000	Travelers Insurance Co., 3.890%, 9/28/2001	10,000,000

	TOTAL	296,220,444

	Telecommunications--1.0%
36,000,000	BellSouth Telecommunications, Inc., 3.970%, 9/14/2001	36,000,000
40,000,000	Verizon Global Funding, 3.737%, 9/20/2001	39,987,651

	TOTAL	75,987,651

	TOTAL NOTES -- VARIABLE	1,578,552,730

Principal Amount		Value
	REPURCHASE AGREEMENTS--2.3%[3]
$75,000,000	Goldman Sachs & Co., LP, 3.910%, dated 7/31/2001, due 8/1/2001	$75,000,000
98,000,000	J.P. Morgan & Co., Inc., 3.910%, dated 7/31/2001, due 8/1/2001	98,000,000

	TOTAL REPURCHASE AGREEMENTS	173,000,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$7,533,334,017

1 Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,563,253,776) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Prime Value Obligations Fund

July 31, 2001

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--12.5%
	Banking--12.5%
$25,000,000	ABN AMRO Bank N.V., Amsterdam, 3.960%, 8/14/2001	$24,999,643
50,000,000	Abbey National Bank PLC, London, 5.240%, 2/20/2002	50,000,000
25,000,000	BNP Paribas, 4.490%, 5/1/2002	25,000,000
35,000,000	Bank of Scotland, Edinburgh, 4.550%, 8/20/2001	35,000,000
75,000,000	Bayerische Hypotheken-und Vereinsbank AG, 3.630% - 4.645%, 9/28/2001 - 10/4/2001	75,000,787
29,000,000	Bayerische Landesbank Girozentrale, 5.400%, 1/16/2002	29,001,283
67,000,000	Citibank N.A., New York, 3.940%, 8/21/2001	67,000,000
102,500,000	Comerica Bank, 3.832% - 5.210%, 2/19/2002 - 7/26/2002	102,501,886
40,000,000	Credit Agricole Indosuez, 4.010%, 8/13/2001	40,000,000
50,000,000	Credit Suisse First Boston, 4.590%, 9/26/2001	50,000,000
25,000,000	Royal Bank of Canada, Montreal, 4.215%, 6/19/2002	24,994,657
90,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	89,969,625
100,000,000	Toronto Dominion Bank, 4.610%, 9/28/2001	100,000,000
137,000,000	UBS AG, 4.630% - 5.220%, 2/20/2002 - 3/28/2002	136,993,660

	TOTAL CERTIFICATES OF DEPOSIT	850,461,541

	COLLATERALIZED LOAN AGREEMENTS--2.4%
	Banking--1.5%
100,000,000	J.P. Morgan & Co., Inc., 3.945%, 8/1/2001	100,000,000

	Brokerage--0.9%
66,000,000	Bear Stearns Cos., Inc., 3.950%, 8/1/2001	66,000,000

	TOTAL COLLATERIZED LOAN AGREEMENTS	166,000,000

	COMMERCIAL PAPER--42.3%[1]
	Aerospace/Auto--1.0%
66,000,000	Visteon Corp., 4.000% - 4.200%, 8/3/2001 - 10/16/2001	65,744,545

	Banking--11.0%
100,000,000	Banco Santander Central Hispano, SA, 3.560% - 4.170%, 10/19/2001 - 1/22/2002	98,674,215
193,900,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 3.780% - 3.800%, 8/8/2001 - 9/11/2001	193,699,986
30,150,000	Bayerische Landesbank Girozentrale, 3.960%, 8/3/2001	30,143,367
165,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 3.600% - 3.880%, 8/21/2001 - 4/16/2002	162,682,007
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Banking--continued
$56,903,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 3.630% - 5.000%, 8/17/2001 - 11/1/2001	$56,761,132
9,500,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 3.780%, 8/8/2001	9,500,000
50,000,000	Park Avenue Receivables Corp., 3.750%, 8/27/2001	49,864,583
50,000,000	Rabobank Nederland, Utrecht, 4.500%, 9/28/2001	49,637,500
50,000,000	Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 4.470%, 9/24/2001	49,664,750
50,000,000	Variable Funding Capital Corp., 3.880%, 11/6/2001	49,477,278

	TOTAL	750,104,818

	Brokerage--0.4%
25,000,000	Morgan Stanley, Dean Witter & Co., 4.450%, 9/24/2001	24,833,125

	Finance - Commercial--7.6%
143,700,000	Compass Securitization LLC, 3.760% - 4.500%, 8/14/2001 - 9/5/2001	143,367,813
6,551,000	Falcon Asset Securitization Corp., 3.910%, 8/13/2001	6,542,462
107,500,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 3.570%, 10/22/2001	106,625,846
80,000,000	General Electric Capital Corp., 3.620%, 12/13/2001	78,922,044
81,400,000	Heller Financial, Inc., 3.950%, 8/7/2001 - 8/9/2001	81,335,439
100,000,000	Jupiter Securitization Corp., 3.770%, 8/10/2001	99,905,750

	TOTAL	516,699,354

	Finance - Retail--6.5%
305,000,000	New Center Asset Trust, 3.595% - 3.620%, 9/21/2001 - 12/14/2001	301,337,869
50,000,000	New Center Asset Trust, (Series A1/P1), 3.750%, 8/29/2001	49,854,167
50,000,000	Receivables Capital Corp., 3.640%, 10/15/2001	49,620,833
45,000,000	Wells Fargo Financial, Inc., 6.335%, 8/13/2001	44,904,975

	TOTAL	445,717,844

	Finance - Securities--0.7%
50,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.590%, 12/10/2001	49,346,819

	Forest Products--1.4%
23,000,000	Temple-Inland, Inc., 3.950% - 4.000%, 8/3/2001 - 8/20/2001	22,957,639
70,000,000	Weyerhaeuser Corp., 3.920% - 3.970%, 8/2/2001 - 8/8/2001	69,959,683

	TOTAL	92,917,322

	Homebuilding--0.6%
45,000,000	Centex Corp., 3.920%, 8/14/2001 - 8/24/2001	44,903,633

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Insurance--11.4%
$200,000,000	CXC, Inc., 3.640% - 3.890%, 8/7/2001 - 10/15/2001	$199,176,833
434,000,000	Galaxy Funding, Inc., 3.605% - 5.110%, 8/17/2001 - 11/16/2001	431,422,495
150,000,000	Paradigm Funding LLC, 3.760% - 3.800%, 8/10/2001 - 8/16/2001	149,795,833

	TOTAL	780,395,161

	Telecommunications--1.4%
93,000,000	AT&T Corp., 3.780%, 8/14/2001 - 8/15/2001	92,872,530

	Transportation--0.3%
20,761,000	BAA PLC, 3.970%, 8/2/2001	20,758,711

	TOTAL COMMERCIAL PAPER	2,884,293,862

	SHORT-TERM NOTES--12.3%
	Banking--2.3%
11,000,000	Bank of America Corp., 7.000%, 9/15/2001	11,036,089
10,000,000	Chase Manhattan Corp., 4.090%, 5/21/2002	10,000,869
25,000,000	Comerica Bank, 3.930%, 8/8/2002	25,028,114
107,138,000	Forrestal Funding Master Trust, (Bank of America, N.A. Swap Agreement), 3.700% - 3.730%, 8/28/2001 - 9/6/2001	106,796,116

	TOTAL	152,861,188

	Brokerage--5.0%
342,000,000	Goldman Sachs Group, Inc., 3.990% - 5.594%, 8/17/2001 - 3/8/2002	342,000,000

	Finance - Automotive--0.2%
183,687	Nissan Auto Receivables 2000-C Owner Trust, Class A1, 6.700%, 11/15/2001	183,687
13,702,250	Nissan Auto Receivables 2001-B Owner Trust, Class A1, 4.742%, 5/15/2002	13,702,250

	TOTAL	13,885,937

	Finance - Equipment--0.6%
12,613,586	CNH Equipment Trust 2001-A, Class A1, 4.035%, 5/20/2002	12,613,586
30,000,000	John Deere Capital Corp., 4.308%, 2/8/2002	29,994,732

	TOTAL	42,608,318

	Finance - Securities--2.1%
55,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 3.900% - 6.935%, 8/20/2001 - 6/28/2002	54,999,681
88,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.920% - 7.050%, 8/10/2001 - 7/19/2002	87,999,944

	TOTAL	142,999,625

Principal Amount		Value
	SHORT-TERM NOTES--continued
	Insurance--1.0%
$16,600,131	Americredit Automobile Receivables Trust, (Series 2001-A), Class A1, (Insured by FSA), 5.532%, 2/12/2002	$16,600,131
17,128,957	Long Beach Acceptance Auto Receivables Trust, (Series 2001-A), Class A-1, (Insured by FSA), 4.010%, 7/13/2002	17,128,957
20,000,000	WFS Financial Owner Trust, (Series 2001-B), Class A-1, (Insured by FSA), 4.025%, 3/20/2002	20,000,000
14,000,000	WFS Financial Owner Trust, (Series 2001-C), Class A1, (Insured by FSA), 3.640%, 6/20/2002	14,000,000

	TOTAL	67,729,088

	Telecommunications--1.1%
75,000,000	BellSouth Corp., 4.287%, 4/26/2002	74,992,821

	TOTAL SHORT-TERM NOTES	837,076,977

	LOAN PARTICIPATION--7.6%
	Chemicals--0.7%
50,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 3.800%, 10/29/2001	50,000,000

	Electrical Equipment--0.2%
16,600,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 3.848%, 5/17/2002	16,600,000

	Finance - Automotive--2.0%
100,000,000	GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.888%, 8/1/2001	100,000,000
15,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 3.850%, 8/17/2001	15,000,000
20,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 3.890%, 8/8/2001	20,000,000

	TOTAL	135,000,000

	Finance - Retail--2.2%
150,000,000	Countrywide Home Loans, Inc., 3.810%, 8/17/2001	150,000,000

	Food & Beverage--2.2%
150,000,000	Sara Lee Corp., 3.770%, 8/22/2001 - 8/23/2001	150,000,000

	Industrial Products--0.3%
20,000,000	Praxair, Inc., 3.900%, 8/6/2001	20,000,000

	TOTAL LOAN PARTICIPATION	521,600,000

Principal Amount		Value
	NOTES -- VARIABLE--20.0%[2]
	Banking--8.3%
$5,420,000	35 North Fourth St. Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.843%, 8/2/2001	$5,420,000
890,000	Alabama State IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 3.830%, 8/3/2001	890,000
1,165,000	American Health Care Centers Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.950%, 8/2/2001	1,165,000
8,800,000	Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	8,800,000
1,385,000	Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,385,000
7,695,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 3.930%, 8/3/2001	7,695,000
6,340,000	Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 3.890%, 8/2/2001	6,340,000
6,665,000	Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 3.950%, 8/2/2001	6,665,000
1,535,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	1,535,000
9,142,000	Capital One Funding Corp., (Series 1996-C), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	9,142,000
320,000	Carmel, IN, Telamon Corp., (Series 1996-C), (Huntington National Bank, Columbus, OH LOC), 3.944%, 8/2/2001	320,000
890,000	Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 3.944%, 8/2/2001	890,000
950,000	Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 3.944%, 8/2/2001	950,000
3,795,000	Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 3.994%, 8/1/2001	3,795,000
4,000,000	City Wholesale, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 3.880%, 8/3/2001	4,000,000
865,000	Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 3.850%, 8/2/2001	865,000
5,000,000	Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.884%, 8/2/2001	5,000,000
105,000,000	Comerica Bank, 3.739% - 3.830%, 8/7/2001-8/28/2001	104,991,895
1,785,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,785,000
7,200,000	Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	7,200,000
4,700,000	Cornerstone Funding Corp. I, (Series 2001 A), (SunTrust Bank LOC), 3.890%, 8/2/2001	4,700,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$15,000,000	Credit Agricole Indosuez, 3.724%, 8/31/2001	$14,999,385
4,925,000	DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 3.890%, 8/2/2001	4,925,000
2,985,000	Damascus-Bishop Tube Co., (Series 1998 A), (National City, Pennsylvania LOC), 3.870%, 8/2/2001	2,985,000
5,570,000	Dellridge Care Center LP, (Series 1997), (Allfirst Bank LOC), 3.840%, 8/7/2001	5,570,000
8,820,000	ERC Real Estate LLC, (KeyBank, N.A. LOC), 3.900%, 8/2/2001	8,820,000
13,000,000	First Union National Bank, Charlotte, NC, 3.940%, 8/1/2001	13,000,000
3,737,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 3.840%, 8/3/2001	3,737,000
4,000,000	Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 3.840%, 8/2/2001	4,000,000
4,000,000	Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 3.880%, 8/3/2001	4,000,000
9,860,000	Georgetown, KY Educational Institution, (Series 1997-A), (Bank One, Kentucky LOC), 3.900%, 8/2/2001	9,860,000
5,595,000	Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 3.840%, 8/2/2001	5,595,000
7,840,000	Green Clinic Management Co, LLC, (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	7,840,000
10,000,000	Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000 A), (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	10,000,000
9,735,000	Healthcare Funding LLC, (Series 1999), (National City Bank, Michigan/Illinois LOC), 3.840%, 8/2/2001	9,735,000
9,530,000	Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 3.840%, 8/2/2001	9,530,000
3,800,000	Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	3,800,000
800,000	Industrial Dimensions, Inc., (Series 1999), (Fifth Third Bank of Northwestern OH LOC), 3.840%, 8/2/2001	800,000
1,354,000	International Processing Corp., (Bank One, Kentucky LOC), 3.900%, 8/2/2001	1,354,000
1,395,000	J.W. Harris, Inc., (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	1,395,000
1,000,000	Jeffersonville, IN, (Series 1997-B) Wayne Steel, Inc., (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	1,000,000
5,500,000	Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	5,500,000
360,000	La-Man Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 3.830%, 8/3/2001	360,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters National Bank, Memphis, TN LOC), 4.040%, 8/2/2001	4,000,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$6,900,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.830%, 8/3/2001	$6,900,000
3,115,000	Lincoln Park Associates LP, (Bank One, N.A. (Chicago) LOC), 3.850%, 8/2/2001	3,115,000
2,000,000	Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.850%, 8/15/2001	2,000,000
7,149,525	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.829%, 8/19/2001	7,149,525
20,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 3.775%, 9/27/2001	20,000,000
9,335,000	Maples Industries, Inc., (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	9,335,000
4,575,000	Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Allfirst LOC), 3.840%, 8/3/2001	4,575,000
3,300,000	Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 3.880%, 8/3/2001	3,300,000
7,645,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 3.830%, 8/3/2001	7,645,000
6,110,000	Oaklawn Hospital, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 3.894%, 8/1/2001	6,110,000
8,875,000	Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 3.875%, 8/2/2001	8,875,000
6,860,000	Pine Ridge Associates, Ltd., (Mellon Bank N.A., Pittsburgh LOC), 3.950%, 8/1/2001	6,860,000
5,108,000	Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	5,108,000
10,000,000	Riderwood Village, Inc., (Allfirst Bank LOC), 3.910%, 8/2/2001	10,000,000
9,035,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	9,035,000
6,520,000	Rubloff-Rockford, LLC, (Series 1997), (National City Bank, Michigan/Illinois LOC), 3.920%, 8/1/2001	6,520,000
10,000,000	SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 3.910%, 9/13/2001	10,000,000
15,000,000	SMM Trust, (Series 2001-N), (Morgan Guaranty Trust Co., New York LOC), 3.851%, 9/19/2001	15,000,000
890,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	890,000
13,990,000	Scranton Times LP, (Series 1997), (PNC Bank, N.A. LOC), 3.800%, 8/6/2001	13,990,000
20,000,000	Sea Island Company, (Columbus Bank and Trust Co., GA LOC), 3.890%, 8/2/2001	20,000,000
2,500,000	Solon, OH, Schneps Family LP, (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	2,500,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$5,440,000	Southern Coil Processing, Inc., (Amsouth Bank N.A., Birmingham LOC), 3.920%, 8/2/2001	$5,440,000
1,700,000	Team Rahal, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,700,000
1,555,000	Team Rahal of Mechanicsburg, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,555,000
15,000,000	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 3.928%, 9/18/2001	15,000,000
1,700,000	Village Green Finance Co., LLC, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 3.830%, 8/1/2001	1,700,000
12,360,000	Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project (Series 2000), (Lasalle Bank, N.A. LOC), 3.860%, 8/1/2001	12,360,000
1,048,000	Vista Funding Corp., (Series 1995-A), (Firstar Bank, N.A. LOC), 3.930%, 8/2/2001	1,048,000
25,000,000	Wells Fargo & Co., 3.800%, 8/14/2001	25,000,000
7,000,000	West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (Chase Manhattan Bank, New York LOC), 3.840%, 8/2/2001	7,000,000

	TOTAL	566,049,805

	Brokerage--2.3%
45,000,000	Goldman Sachs Group, Inc., 3.798%, 9/21/2001	45,000,000
30,000,000	Merrill Lynch & Co., Inc., 4.180%, 9/5/2001	30,000,000
80,000,000	Morgan Stanley, Dean Witter & Co., 3.940%, 8/1/2001	80,000,000

	TOTAL	155,000,000

	Finance - Automotive--0.9%
10,000,000	Ford Motor Credit Co., 3.89%, 10/15/2001	10,005,240
50,000,000	GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.800%, 10/1/2001	49,681,119

	TOTAL	59,686,359

	Finance - Commercial--0.2%
15,000,000	CIT Group, Inc., 4.394%, 8/3/2001	15,000,000

	Finance - Retail--0.3%
8,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 4.386%, 8/15/2001	8,000,000
10,000,000	Bishop's Gate Residential Mortgage Trust 2001-1 Class A-1, 3.904%, 8/30/2001	10,000,000

	TOTAL	18,000,000

Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Finance - Securities--2.3%
$24,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 3.840%, 8/1/2001	$24,000,000
30,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.728%, 8/15/2001	30,000,000
102,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.900% - 3.920%, 8/1/2001 - 8/28/2001	102,000,000

	TOTAL	156,000,000

	Government Agency--0.1%
5,120,000	Acton Assisted Living, LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 3.800%, 8/2/2001	5,120,000

	Insurance--4.6%
12,000,000	Allstate Life Insurance Co., 3.975%, 8/1/2001	12,000,000
22,500,000	First Allmerica Financial Life Insurance Co., 4.485%, 8/3/2001	22,500,000
80,000,000	GE Life and Annuity Assurance Co., 3.835% - 4.100%, 8/1/2001 - 9/1/2001	80,000,000
30,000,000	Jackson National Life Insurance Co., 3.900% - 4.420%, 8/1/2001 - 10/1/2001	30,000,000
5,290,008	Liquid Asset Backed Securities Trust, (Series 1997-3), (Guaranteed by AMBAC), 3.675%, 9/27/2001	5,290,008
35,000,000	Monumental Life Insurance Co., 3.820% - 4.140%, 8/31/2001-10/2/2002	35,000,000
15,000,000	New York Life Insurance Co., 4.120%, 8/31/2001	15,000,000
15,000,000	Principal Life Insurance Co., 4.150%, 9/3/2001	15,000,000
13,000,000	Protective Life Insurance Co., 4.464%, 8/1/2001	13,000,000
15,000,000	Security Life of Denver Insurance Co., 3.805%, 10/28/2001	15,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 3.930%, 10/1/2001	25,000,000
50,000,000	Travelers Insurance Co., 4.100%, 9/4/2001	50,000,000

	TOTAL	317,790,008

	Telecommunications--1.0%
32,000,000	BellSouth Telecommunications, Inc., 3.970%, 9/4/2001	32,000,000
40,000,000	Verizon Global Funding, 3.737%, 9/20/2001	39,987,651

	TOTAL	71,987,651

	TOTAL NOTES - VARIABLE	1,364,633,823

Principal Amount		Value
	INVESTMENT COMPANY--1.5%
	Asset Management--1.5%
$100,000,000	Nations Cash Reserves, 8/1/2001	$100,000,000

	REPURCHASE AGREEMENTS--2.1%[3]
68,629,000	Goldman Sachs & Co., 3.910%, dated 7/31/2001, due 8/1/2001	68,629,000
78,735,000	J.P. Morgan & Co., Inc., 3.910%, dated 7/31/2001, due 8/1/2001	78,735,000

	TOTAL REPURCHASE AGREEMENTS	147,364,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$6,871,430,203

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($6,823,422,708) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bonds
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Tax Free Obligations Fund

July 31, 2001

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Alabama--1.9%
$2,500,000		Alabama HFA, (2000 Series A), Turtle Lake Weekly VRDNs (Double Lake Ventures LLC)/(FNMA INS)	$2,500,000
5,000,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co., Inc. LIQ)	5,000,000
2,215,000		Anniston, AL, IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/(AmSouth Bank N.A., Birmingham, AL LOC)	2,215,000
35,000,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Morgan Guaranty Trust Co., New York LOC)	35,000,000
6,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham, AL LIQ)	6,500,000
3,300,000		Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn, Homewood, AL)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	3,300,000
16,000,000		Jefferson County, AL, GO Warrants, (Series 1996), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	16,000,000
7,660,000		Marshall County, AL Special Obligation School Refunding Warrant, (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	7,660,000
6,000,000		Mobile, AL IDB, PCR, (Series 1993 B), Weekly VRDNs (Alabama Power Co.)	6,000,000
4,130,000		Port City Medical Clinic Board Mobile, Al, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	4,130,000
3,000,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000), Weekly VRDNs (AmSouth Bank N.A., Birmingham, AL LOC)	3,000,000
1,130,000		Tuscaloosa County, AL Port Authority, (Series 1989 A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	1,130,000

		TOTAL	92,435,000

		Alaska--1.0%
8,865,000		Alaska State Housing Finance Corp., (PT-39), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,865,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS, (Series 1999 D), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	21,000,000
16,000,000		North Slope Borough, AK, (Series A), Bonds (MBIA INS), 6/30/2002	15,598,269

		TOTAL	45,463,269

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--2.0%
$17,900,000		Apache County, AZ IDA, (Series 1983 B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	$17,900,000
1,250,000		Apache County, AZ IDA, (Series 1983 A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
1,800,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One, Arizona, N.A. LOC)	1,800,000
5,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds, (Series 1985 B), Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank N.A., New York LIQ)	5,000,000
4,725,000		Chandler, AZ IDA Weekly VRDNs (SMP II LP)/(Bank One, Arizona N.A LOC)	4,725,000
5,925,000		Chandler, AZ IDA, (Series 2000), Weekly VRDNs (River Ranch Apartments)/(FHLMC LOC)	5,925,000
700,000		Glendale, AZ IDA, (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Northwest Bank Minnesota, N.A. LOC)	700,000
21,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 2.82% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	21,000,000
2,300,000		Maricopa County, AZ Pollution Control Corp., (Series 1994 B), Daily VRDNs (Arizona Public Service Co.)/(Morgan Guaranty Trust Co., New York LOC)	2,300,000
11,600,000		Maricopa County, AZ Pollution Control Corp., (Series 1994 E), Daily VRDNs (Arizona Public Service Co.)/(Bank of America, N.A. LOC)	11,600,000
4,500,000		Maricopa County, AZ, IDA, (Series 2000 A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA INS)	4,500,000
10,000,000		Phoenix, AZ Civic Improvement Corp., (Series 2001 B), 3.20% CP (Dexia Public Finance Bank S.A. LOC), Mandatory Tender 9/10/2001	10,000,000
1,920,000		Phoenix, AZ Civic Improvement Corp., PA-405, (Series 1998 A), Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	1,920,000
1,750,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,750,000
2,600,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	2,600,000
2,300,000		Yavapai, AZ IDA, (Series 1997 B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local de France LIQ)	2,300,000

		TOTAL	95,270,000

		Arkansas--0.0%
2,000,000		Sheridan, AR IDA, (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC)	2,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--5.5%
$40,000,000		California Community College Financing Authority, (Series A), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	$40,000,000
28,100,000		California State, (Series 2000 FR/RI-L22), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	28,100,000
50,000,000		California State, (Series 2000 FR/RI-L25), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	50,000,000
17,975,000		California State, Trust Receipts, (Series 2000 FR/RI-A11), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	17,975,000
23,055,000		California Statewide Communities Development Authority, (FR/RI-L18), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	23,055,000
61,485,000		California Statewide Communities Development Authority, (FR/RI-L23), Weekly VRDNs (Riverside County, CA)/(Lehman Brothers, Inc. LIQ)	61,485,000
12,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	12,000,000
4,000,000		Los Angeles, CA Department of Water & Power, Water System Variable Rate Demand Revenue Bonds, (Subseries B-1), Weekly VRDNs (Dexia Public Finance Bank S.A. LIQ)	4,000,000
5,400,000		Los Angeles, CA Department of Water & Power, Water System Variable Rate Demand Revenue Bonds, (Subseries B-2), Weekly VRDNs (Dexia Credit Local de France LIQ)	5,400,000
5,400,000		Los Angeles, CA Unified School District, 2000-2001 TRANS, Trust Receipts, (Series 2000 FR/RI-L13), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	5,400,000
3,445,000		Northern California Power Agency, Trust Receipts, (Series 1999 SSP-35), Weekly VRDNs (MBIA INS)/(Chase Manhattan Bank, New York LIQ)	3,445,000
2,850,000		San Bernardino County, CA, (PT-478), Weekly VRDNs (Woodview Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,850,000
6,300,000		Southern California Public Power Authority, PUTTERs, (Series 157), Weekly VRDNs (FGIC INS)/(Morgan Guaranty Trust Co., New York LIQ)	6,300,000

		TOTAL	260,010,000

		Colorado--0.5%
3,545,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado, N.A. LOC)	3,545,000
2,075,000		Denver (City & County), CO, 4.90% TOBs (Blake Street Compendium)/(Northwest Bank Minnesota, N.A. LOC), Optional Tender 12/15/2001	2,075,000
4,000,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America, N.A. LOC)	4,000,000
13,170,000	[2]	Westminster, CO, (PT-467), 4.25% TOBs (Cascade Village Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	13,170,000

		TOTAL	22,790,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--0.4%
$3,000,000		Connecticut Development Authority Health Care Revenue, (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Public Finance Bank S.A. LOC)	$3,000,000
3,400,000		Connecticut State HEFA, (1999 Series U-1), Weekly VRDNs (Yale University)	3,400,000
7,700,000		Connecticut State HEFA, (1999 Series U-2), Weekly VRDNs (Yale University)	7,700,000
4,000,000	[2]	Connecticut State HFA, Variable Rate Certificates, (Series 1998 S), 3.20% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/23/2001	4,000,000

		TOTAL	18,100,000

		District of Columbia--0.7%
8,450,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America, N.A. LIQ)	8,450,000
6,045,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Allfirst LOC)	6,045,000
11,000,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank, LOC)	11,000,000
6,000,000		District of Columbia, PUTTERs, (Series 152), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	6,000,000
3,575,000		District of Columbia, Revenue Bonds, (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Chase Manhattan Bank N.A., New York LIQ)	3,575,000

		TOTAL	35,070,000

		Florida--7.5%
17,995,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-8), Weekly VRDNs (Dade County, FL Water & Sewer System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	17,995,000
21,325,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	21,325,000
15,920,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1999-11), Weekly VRDNs (Tampa Bay Water Utility System, FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	15,920,000
6,400,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,400,000
2,160,000		Broward County, FL HFA, Revenue Bonds, Weekly VRDNs (John Knox Village of Florida)/(First Union National Bank, Charlotte, NC LOC)	2,160,000
5,500,000		Collier County, FL HFA, (Series 1985), Weekly VRDNs (River Reach Project)/(Banco Santander Central Hispano, S.A. LOC)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$3,270,000		Dade County, FL, IDA Weekly VRDNs (Futernick Associates, Inc.)/(First Union National Bank, Charlotte, NC LOC)	$3,270,000
1,850,000		Dade County, FL IDA, (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC)	1,850,000
3,725,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank, Central Florida LOC)	3,725,000
1,500,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank, Central Florida LOC)	1,500,000
8,000,000		Florida HFA, (Series 1985 SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC)	8,000,000
8,200,000		Florida HFA Mutifamily Housing Revenue Bonds, (Series 1985 YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA INS)	8,200,000
1,400,000		Florida HFA, (Series 1989 E), Weekly VRDNs (Fairmont Oaks Project)/(Comerica Bank LOC)	1,400,000
5,000,000		Florida State Department of Environmental Protection, (Series 1998A)/(PA-414), Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services., Inc. LIQ)	5,000,000
2,500,000		Fort Myers, FL Utilities Revenue, (Series 1999-168), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	2,500,000
2,740,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Public Finance Bank S.A. LIQ)	2,740,000
68,800,000		Highlands County, FL Health Facilities, (Series 1996 B), Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One, N.A. LIQ)	68,800,000
35,765,000		Highlands County, FL Health Facilities, (Series 1996 A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	35,765,000
26,215,000		Highlands County, FL Health Facilities, Variable Rate Demand Revenue Bonds, (Series 1997 A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Central Florida LOC)	26,215,000
1,600,000		Jacksonville, FL HFDC, (Series 1996), Weekly VRDNs (Jacksonville Faculty Practice Association)/(Bank of America, N.A. LOC)	1,600,000
9,000,000		Lee County, FL IDA, Facilities Revenue Bonds, (Series 1999 B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America, N.A. LOC)	9,000,000
6,925,000		Manatee County, FL HFA, (1990 Series A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	6,925,000
3,700,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds, (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank, Central Florida LOC)	3,700,000
6,500,000		Mount Dora, FL Health Facility Authority, (Series 1996 A), Weekly VRDNs (Waterman Village (Mount Dora, FL))/(Bank of America, N.A. LOC)	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$3,400,000		Orange County School District, FL Educational Facilities Authority, (Series 2001), Daily VRDNs (Rollins College)/(Bank of America, N.A. LOC)	$3,400,000
7,210,000		Orange County, FL HFA, Variable Rate Certificates, (Series 1997 G), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	7,210,000
13,750,000		Palm Beach County, FL Airport System, FR/RI (Series 1999 30A), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	13,750,000
10,000,000		Palm Beach County, FL Health Facilities Authority, Refunding Program Revenue Bonds, (Series 1985), 3.25% CP (MBIA INS)/(Bank of America, N.A. LIQ), Mandatory Tender 8/17/2001	10,000,000
2,510,000		Pasco County, FL Educational Facilities Authority, (Series 1999), Weekly VRDNs (Saint Leo University, FL)/(Allied Irish Banks PLC LOC)	2,510,000
3,625,000		Putnam County, FL Development Authority, PCR Bonds (Pooled Series 1984S), Weekly VRDNs (Seminole Electric Cooperative, Inc (FL))/(National Rural Utilities Cooperative Finance Corp. LOC)	3,625,000
4,900,000		Sarasota, FL, Educational Facilities Revenue Bonds, (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank, Central Florida LOC)	4,900,000
14,000,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	14,000,000
3,480,000		St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,480,000
7,595,000		St. Petersburg, FL HFA, Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank, Central Florida LOC)	7,595,000
2,495,000		Tampa Bay Water Utility System, FL, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ)	2,495,000
3,200,000		Titusville, FL, (Series 1994 A), Weekly VRDNs (Bank of America, N.A. LOC)	3,200,000
4,500,000		Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/(Mellon Bank N.A., Pittsburgh LOC)	4,500,000
3,245,000		Volusia County, FL Health Facilities Authority, (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(First Union National Bank, Charlotte, NC LOC)	3,245,000
5,900,000		West Orange, FL Healthcare District, (Series 1999B), Weekly VRDNs (SunTrust Bank, Central Florida LOC)	5,900,000

		TOTAL	355,800,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--2.9%
$4,500,000		Burke County, GA Development Authority, (Series 1999 B), Daily VRDNs (Oglethorpe Power Corp.)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	$4,500,000
3,795,000		De Kalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank, Atlanta GA LOC)	3,795,000
12,640,000		Fulco, GA Hospital Authority, (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank, Atlanta, GA LOC)	12,640,000
1,400,000		Fulton County, GA Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank, Atlanta, GA LOC)	1,400,000
4,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (The Lovett School)/(SunTrust Bank, Atlanta, GA LOC)	4,000,000
6,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	6,000,000
30,000,000	[2]	Fulton County, GA Housing Authority, (PT-469), 4.25% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	30,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
26,000,000		Georgia State, PUTTERs, (Series 128), Weekly VRDNs (J.P. Morgan & Co. LIQ)	26,000,000
11,400,000		Macon-Bibb County, GA Hospital Authority, (Series 2000), Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	11,400,000
3,250,000		Montgomery County, GA Development Authority, (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)	3,250,000
8,500,000		Municipal Electric Authority of Georgia, (Series 1985 C), General Resolution Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	8,500,000
17,750,000		Municipal Electric Authority of Georgia, (Series 1994 D), Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LOC)	17,750,000
9,000,000		Municipal Electric Authority of Georgia, (Series 1994 E), Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LOC)	9,000,000

		TOTAL	140,435,000

		Illinois--8.0%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT,) (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
14,705,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-13), Weekly VRDNs (Illinois State)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	14,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$12,500,000		Chicago, IL Board of Education, MERLOTS, (Series 1997 E), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	$12,500,000
6,200,000		Chicago, IL Board of Education, MERLOTS, (Series 2001-A47), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,200,000
5,155,000		Chicago, IL Board of Education, MERLOTS, (Series 2001-A64), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,155,000
10,000,000		Chicago, IL Board of Education, Variable Rate Certificates, (Series 1996 BB), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	10,000,000
2,610,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,610,000
19,605,000		Chicago, IL, CDC, (Series 2000M), Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	19,605,000
20,000,000		Chicago, IL, MERLOTS, (Series 1997V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	20,000,000
4,640,000	[2]	Chicago, IL, MERLOTS, (Series 2000 WWW), 4.40% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/1/2001	4,640,000
20,000,000		Chicago, IL, Variable Rate Certificates, (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ)	20,000,000
8,610,000	[2]	Cook County, IL Community College District No. 508, MERLOTS, (Series 2001-A4), 2.92% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	8,610,000
13,330,000		Freeport, IL, (Series 2001 A), Weekly VRDNs (Freeport Regional Health Care Foundation)/(Firstar Bank, N.A. LOC)	13,330,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College, Project National Bank)/(Lasalle National Bank, Chicago, IL LOC)	3,900,000
130,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One, Illinois, N.A. LOC)	130,000
3,100,000		Illinois Development Finance Authority Weekly VRDNs (Lyric Opera of Chicago)/(Bank One, Michigan, N.A., Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	3,100,000
3,000,000		Illinois Development Finance Authority Weekly VRDNs (Newlywed Food)/(Mellon Bank N.A., Pittsburgh, PA LOC)	3,000,000
2,280,000		Illinois Development Finance Authority, (Series 1997), Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago, IL LOC)	2,280,000
3,600,000		Illinois Development Finance Authority, Cultural Facilities Revenue Bonds Weekly VRDNs (Burpee Museum of Natural History)/(American National Bank & Trust Co., Chicago, IL LOC)	3,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$3,500,000		Illinois Development Finance Authority, PCR, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(American National Bank & Trust Co., Chicago, IL LOC)	$3,500,000
5,565,000		Illinois Development Finance Authority, PCR, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	5,565,000
100,155,000		Illinois Health Facilities Authority, Revenue Refunding Bonds, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One, N.A., Bank of America, N.A. and Northern Trust Co., Chicago, IL LIQs)	100,155,000
4,500,000		Illinois Health Facilities Authority, (Series 1998B), Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA INS)/(Bank One, N.A. (Chicago LIQ)	4,500,000
33,100,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(American National Bank & Trust Co., Chicago LIQ)	33,100,000
5,210,000	[2]	Illinois Health Facilities Authority, MERLOTS, (Series 2000 A28), 2.92% TOBs (Trinity Medical Center, IL)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	5,210,000
1,000,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program, (Series 1985F), Weekly VRDNs (Bank One, Michigan, N.A. LOC)	1,000,000
9,400,000	[2]	Illinois State Toll Highway Authority, MERLOTS, (Series 2000 A22), 4.40% TOBs (First Union National Bank, Charlotte, NC LIQ)/(United States Treasury PRF), Optional Tender 11/6/2001	9,400,000
8,000,000		Illinois State, (First Series), 5.00% Bonds, 5/1/2002	8,123,468
9,995,000	[2]	Illinois State, (PT-380), 2.75% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/14/2002	9,995,000
11,915,000		Lombard, IL, (Series 2000), Weekly VRDNs (Clover Creek Apartments)/(FNMA INS)	11,915,000
8,245,000	[2]	Metropolitan Pier & Exposition Authority, IL, MERLOTS, (Series 2000V), 4.40% TOBs (McCormick Place)/(FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/1/2001	8,245,000
5,000,000		Regional Transportation Authority, IL, (Series 2001 A73), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
10,785,000		Village of Gilberts, IL Special Service Area #10, Timber Trails Project, (Series 2001), Weekly VRDNs (Bank of America, N.A. LOC)	10,785,000

		TOTAL	379,858,468

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--1.7%
$4,465,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	$4,465,000
170,000		Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National City Bank, Kentucky LOC)	170,000
7,500,000		Elkhart, IN, Community Schools, 3.45% TANs, 12/31/2001	7,506,667
3,900,000		Fort Harrison, IN Reuse Authority, (Series 2000), Weekly VRDNs (Fort Harrison Military Reuse District)/(Fifth Third Bank, Cincinnati LOC)	3,900,000
6,200,000		Fort Wayne, IN, (Series 1998), Weekly VRDNs (St. Anne Home of the Diocese of Fort Wayne-South Bend, Inc.)/(Bank One, Indiana, N.A. LOC)	6,200,000
8,800,000		Franklin, IN, EDR Bonds, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Firstar Bank, Milwaukee, WI. LOC)	8,800,000
1,130,000		Indiana Health Facilities Finance Authority Rehabilitation Center Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One, Indiana, N.A. LOC)	1,130,000
10,000,000		Indiana Health Facilities Finance Authority Rehabilitation Center, (Series 2000), Weekly VRDNs (Baptist Homes of Indiana, Inc.)/(Lasalle Bank, N.A. LOC)	10,000,000
8,000,000		Indianapolis, IN, (Series 2000), Marquette Manor Project) Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	8,000,000
1,935,000		Linton, IN, EDR Bonds, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Firstar Bank, Milwaukee, WI. LOC)	1,935,000
13,000,000		Rockport, IN, (Series 1985 A), Weekly VRDNs (Indiana Michigan Power Company Project) /(UBS AG LOC)	13,000,000
1,985,000		St. Joseph County, IN, Multimode Variable Rate EDR Bonds, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(KeyBank, Milwaukee, WI LOC)	1,985,000
3,600,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(KeyBank, N.A. LOC)	3,600,000
6,600,000		Warren Township MSD, IN, MERLOTS, (Series 2001 A52), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,600,000
6,105,000		Winona Lake, IN, (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(Firstar Bank, Milwaukee, WI LOC)	6,105,000

		TOTAL	83,396,667

		Iowa--0.3%
16,000,000		Iowa Student Loan Liquidity Corp., (Series 2001 P), 2.85% Bonds (AMBAC INS), 6/1/2002	16,000,000

		Kansas--1.0%
10,405,000	[2]	Kansas State Department of Transportation, (PT-384), 2.75% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 3/14/2002	10,405,000
37,700,000		Olathe, KS, (Series A), 3.25% BANs, 6/1/2002	37,759,334

		TOTAL	48,164,334

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--2.6%
$600,000		Boone County, KY, Revenue Refunding Bonds Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	$600,000
7,000,000		Jefferson County, KY, Revenue Refunding Bonds, HFDA, (Series 2000), Weekly VRDNs (Baptist Homes, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	7,000,000
7,500,000		Jefferson County, KY, Adjustable Rate Industrial Building Revenue Refunding Bonds, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(SunTrust Bank LOC)	7,500,000
4,520,000		Kentucky EDFA Weekly VRDNs (Henderson County Health Care, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	4,520,000
67,185,000		Kentucky EDFA, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	67,185,000
35,000,000		Owensboro, KY, (Series 1996), Weekly VRDNs (Owensboro Mercy Health System, Inc.)/(Bank of America, N.A., Illinois LOC)	35,000,000

		TOTAL	121,805,000

		Louisiana--0.4%
14,000,000		Calcasieu Parish, LA IDB, (Series 1999), Weekly VRDNs (PPG Industries, Inc.)	14,000,000
800,000		Calcasieu Parish, LA, IDB Weekly VRDNs (Citgo Petroleum Corp.)/(Westdeutsche Landesbank Girozentrale LOC)	800,000
4,950,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,950,000

		TOTAL	19,750,000

		Maine--0.2%
8,725,000		Maine Health & Higher Educational Facilities Authority, (Series 2000B), Weekly VRDNs (AMBAC INS)/(Fleet National Bank, Springfield, MA LIQ)	8,725,000

		Maryland--3.2%
4,000,000		Anne Arundel County, MD, (Series 1984), 2.65% TOBs (Baltimore Gas & Electric Co.), Optional Tender 7/1/2002	4,000,000
3,950,000		Anne Arundel County, MD, (Series 1988), Weekly VRDNs (Oakland Hills LP Facility)/(Allfirst LOC)	3,950,000
19,100,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program, (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	19,100,000
800,000		Baltimore County, MD, (Series 1992), Weekly VRDNs (Sheppard & Enoch Pratt Hospital Facility)/(Societe Generale, Paris LOC)	800,000
3,490,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College Facility)/(Allfirst LOC)	3,490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$12,250,000		Baltimore County, MD, (Series 2000), Weekly VRDNs (St. Paul's School for Girls)/(Allfirst LOC)	$12,250,000
7,835,000		Baltimore, MD EDA, (Series 1985), Weekly VRDNs (Mt. Washington Hospital, Inc.)/(Mellon Bank N.A., Pittsburgh, PA LOC)	7,835,000
8,500,000		Frederick County, MD, (Series 1997), Weekly VRDNs (Homat Frederick MD, Inc. Facility)/(Allfirst LOC)	8,500,000
6,500,000		Frederick County, MD, (Series 1997E), Weekly VRDNs (Buckinghams Choice, Inc.)/(Lasalle Bank, N.A. LOC)	6,500,000
1,750,000		Harford County, MD, (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Allfirst LOC)	1,750,000
5,395,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/ (Allfirst LOC)	5,395,000
3,040,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility/(Allfirst LOC)	3,040,000
3,295,000		Maryland EDC, (Series 1997), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Allfirst LOC)	3,295,000
7,000,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 1985A), Weekly VRDNs (Bank One, N.A. LOC)	7,000,000
11,100,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Allfirst LOC)	11,100,000
7,990,000		Maryland Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD. Inc.)/(Allfirst LOC)	7,990,000
6,700,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Allfirst LOC)	6,700,000
8,630,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	8,630,000
6,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	6,000,000
17,545,000	[2]	Maryland State Community Development Administration, (PT-123), 4.35% TOBs (Commerzbank AG, Frankfurt LIQ), Optional Tender 10/4/2001	17,545,000
2,200,000		Montgomery County, MD Housing Opportunities Commission, Variable Rate Housing Revenue Bonds, (Series 1998 I), Weekly VRDNs (Byron House, Inc. Facility)/(Allfirst LOC)	2,200,000
3,255,000		Prince Georges County, MD, Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Allfirst LOC)	3,255,000
2,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Allfirst LOC)	2,000,000

		TOTAL	152,325,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--4.5%
$20,610,363		Clipper Tax-Exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	$20,610,363
22,000,000		Commonwealth of Massachusetts, (Series 1997 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	22,000,000
35,910,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	35,910,000
31,100,000		Commonwealth of Massachusetts, (Series 2001 C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	31,100,000
9,000,000		Franklin, MA, 3.30% BANs, 5/1/2002	9,011,040
17,000,000		Greater Lawrence Sanitary District, MA, 3.25% RANs, 12/6/2001	17,008,689
34,500,000		Massachusetts HEFA, (Series 2000 BB), Weekly VRDNs (Harvard University)	34,500,000
5,700,000		Massachusetts HEFA, (Series 1985H), Weekly VRDNs (Boston University)/(State Street Bank and Trust Co. LOC)	5,700,000
14,035,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank LIQ)	14,035,000
12,100,000		Massachusetts HEFA, (Series R), Weekly VRDNs (Harvard University)	12,100,000
1,500,000		Massachusetts Turnpike Authority, PUTTERs, (Series 140), Weekly VRDNs (United States Treasury COL)/(Morgan Guaranty Trust Co., New York LIQ)	1,500,000
10,000,000		Westwood, MA, 3.10% BANs, 5/29/2002	10,024,113

		TOTAL	213,499,205

		Michigan--2.3%
2,500,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	2,500,000
11,000,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-13), Weekly VRDNs (Michigan State Trunk Line)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	11,000,000
3,009,000		Battle Creek, MI EDC, (Series 1992) Weekly VRDNs (Michigan Carton & Paperboard Co.)/(American National Bank & Trust Co., Chicago LOC)	3,009,000
4,380,000	[2]	Detroit, MI City School District, MERLOTS (Series 2000 A8), 4.40% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	4,380,000
3,200,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,200,000
800,000		Detroit, MI Water Supply System, Water Supply System Revenue and Revenue Refunding Bonds, (Series 1993), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$7,350,000	[2]	Detroit, MI Water Supply System, MERLOTS, (Series 2000 A21), 4.40% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ),	$7,350,000
1,680,000		Garden City, MI HFA, Hospital Revenue Bonds, (Series 1996 A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,680,000
2,000,000		Grand Rapids, MI EDC, (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Old Kent Bank & Trust Co., Grand Rapids, MI LOC)	2,000,000
2,100,000		Grand Rapids, MI EDR, Floating/Fixed Rate Demand Bonds, (Series 1983 B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Old Kent Bank & Trust Co., Grand Rapids, MI LOC)	2,100,000
2,000,000		Grand Rapids, MI, EDR Refunding Bonds, (Series 1991 A), Weekly VRDNs (Amway Hotel Corp.)/(Michigan National Bank, Farmington Hills, LOC)	2,000,000
5,500,000		Ingham County, MI Adjustable Demand LO Revenue Bonds, (Series 1995) Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One, Indiana, N.A. LOC)	5,500,000
660,000		Michigan Higher Education Facilities Authority Variable Rate Demand LO Revenue Bonds, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Old Kent Bank & Trust Co., Grand Rapids, MI LOC)	660,000
3,700,000		Michigan State Hospital Finance Authority, (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, Chicago, IL LOC)	3,700,000
2,200,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital)/(Michigan National Bank, Farmington Hills LOC)	2,200,000
38,015,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	38,015,000
11,150,000		Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	11,150,000
7,495,000		Michigan Strategic Fund, (PA-334) COL, (Series 1998 AA), Weekly VRDNs (Detroit Edison Co.)/(MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	7,495,000
500,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	500,000

		TOTAL	109,239,000

		Minnesota--6.2%
8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), 3.17% TOBs (Minneapolis/St. Paul, MN Airport Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/15/2002	8,000,000
42,500,000		Becker, MN, (Series 2000 A), Weekly VRDNs (Northern States Power Co., Minnesota)	42,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$9,600,000		Becker, MN, PCR, (Series 1992 A), 2.80% CP (Northern States Power Co., Minnesota), Mandatory Tender 10/16/2001	$9,600,000
10,000,000		Becker, MN, PCR, (Series 1992 A), 2.85% CP (Northern States Power Co., Minnesota), Mandatory Tender 10/9/2001	10,000,000
16,600,000		Becker, MN, PCR, (Series 1993 A), 2.80% CP (Northern States Power Co., Minnesota), Mandatory Tender 10/10/2001	16,600,000
12,000,000		Becker, MN, PCR, (Series 1993 A), 2.85% CP (Northern States Power Co., Minnesota), Mandatory Tender 10/9/2001	12,000,000
8,200,000		Becker, MN, PCR, (Series 1993 B), 2.90% CP (Northern States Power Co., Minnesota), Mandatory Tender 9/10/2001	8,200,000
15,875,000	[2]	Dakota County, MN Community Development Agency, (PT-484), 4.25% TOBs (Southview Gables Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	15,875,000
9,000,000		Duluth, MN, 3.50% TANs, 12/31/2001	9,007,673
7,500,000		Hopkins, MN ISD No. 270, 3.75% TANs (Minnesota State GTD), 3/15/2002	7,518,028
4,050,000		Little Falls, MN ISD 482, 4.52% TRANs (Minnesota State GTD), 9/23/2001	4,050,390
5,485,000		Minneapolis, MN, (Series 1995B) Daily VRDNs	5,485,000
3,500,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds, Weekly VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis LOC)	3,500,000
14,990,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS, (Series 2000 ZZ), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	14,990,000
13,815,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127, (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	13,815,000
4,675,000		Minnesota State HFA, (Series C), 3.20% Bonds, 5/1/2002	4,675,000
10,000,000		Minnesota State, (PT-399), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,000,000
3,625,000		Moorhead, MN ISD, 2.82% TRANs (Minnesota State GTD), 8/30/2002	3,629,544
3,500,000		Robbinsdale, MN ISD 281, 3.50% TANs, (Minnesota State GTD), 3/7/2002	3,503,031
7,330,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC)	7,330,000
86,715,000		University of Minnesota, (Series 1999 A), Weekly VRDNs	86,715,000

		TOTAL	296,993,666

		Mississippi--0.4%
1,095,000		Hinds County, MS, (Series 1991), Weekly VRDNs (North State St. Project)/(AmSouth Bank N.A., Birmingham, AL LOC)	1,095,000
4,550,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(Chevron Corp. GTD)	4,550,000
11,080,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(AmSouth Bank N.A., Birmingham LOC)	11,080,000

		TOTAL	16,725,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--2.2%
$4,000,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	$4,000,000
56,200,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	56,200,000
4,200,000		Poplar Bluff, MO IDA, (Series 1987), Weekly VRDNs (Gates Rubber Co.)/(Bank One, Michigan LOC)	4,200,000
1,565,000		St. Charles County, MO Public Facilities Authority, (Series 2001), 4.00% Bonds (FGIC INS), 3/15/2002	1,572,565
1,525,000		St. Charles County, MO Public Facilities Authority, (Series 2001), 4.00% Bonds (FGIC INS), 9/15/2001	1,526,359
35,000,000		St. Louis, (Series 2001), 3.25% TRANs, 6/27/2002	35,162,983

		TOTAL	102,661,907

		Multi State--3.2%
19,676,221		ABN AMRO Chicago Corp., (Series 1997-1), LeaseTOPS Trust Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/(Lasalle National Bank, Chicago, IL LOC)	19,676,221
24,559,000		Clipper Tax-Exempt Trust (Non-AMT Multistate), (Series A,) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	24,559,000
19,081,010		Equity Trust II, (Series 1996), Weekly VRDNs (Republic National Bank of New York LOC)	19,081,010
33,262,166		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	33,262,166
19,665,000		Oneida Indian Nation, NY, (Series 2000), Weekly VRDNs (KeyBank, N.A. LOC)	19,665,000
9,796,686		PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1998-2), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	9,796,686
27,076,461		PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1999-2), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	27,076,461

		TOTAL	153,116,544

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	7,500,000
4,000,000		Clark County, NV School District, (Series A), 5.25% Bonds (MBIA INS), 6/15/2002	4,082,285

		TOTAL	11,582,285

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Jersey--1.3%
$2,500,000		Delaware River Port Authority, PUTTERs, (Series 144), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	$2,500,000
33,250,000		Middlesex County, NJ, 3.80% BANs, 1/17/2002	33,294,614
6,000,000		New Jersey State Transportation Trust Fund Authority, (Series A), 5.00% Bonds (FSA INS), 6/15/2002	6,112,206
3,500,000		Stone Harbor, NJ, 3.25% BANs, 5/31/2002	3,511,304
10,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	10,026,743
8,410,000		West New York, NJ, 3.125% BANs, 6/28/2002	8,441,508

		TOTAL	63,886,375

		New Mexico--0.1%
5,300,000		Albuquerque, NM Municipal School District #12, 5.00% Bonds, 8/1/2001	5,300,000

		New York--2.3%
4,375,000		Clarence, NY, 5.00% BANs, 8/9/2001	4,375,459
13,100,000		Nassau County, NY Interim Finance Authority, 5.00% BANs, 9/28/2001	13,118,127
1,025,000		New York City Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6) Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	1,025,000
3,000,000		New York City, NY, (Series 1995 F-5), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	3,000,000
14,735,000	[2]	New York State Thruway Authority, (PT-1158), 3.40% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 2/7/2002	14,735,000
13,000,000		Sayville Union Free School District, 3.00% TANs, 6/28/2002	13,036,651
2,500,000		Triborough Bridge & Tunnel Authority, NY, 1991 Resolution, (Series 2000A), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	2,500,000
25,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series FR/RI-N16), 3.25% TOBs (Bank of New York LIQ), Optional Tender 8/1/2001	25,000,000
5,800,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series FR/RI-N17), Weekly VRDNs (Bank of New York LIQ)	5,800,000
19,000,000		VRDC/IVRC Trust, (Series 1992A), Weekly VRDNs (New York City Municipal Water Finance Authority)/(MBIA INS)/(Citibank N.A., New York LIQ)	19,000,000
8,400,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank N.A., New York LIQ)	8,400,000

		TOTAL	109,990,237

		North Carolina--0.1%
2,500,000		North Carolina Medical Care Commission, (Series 1992B), Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank of NC, N.A. LIQ)	2,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--7.5%
$8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 3.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/22/2002	$8,338,000
2,310,000		Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	2,310,000
12,685,000		Ashland County, OH Health Care, Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,685,000
14,325,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One, Kentucky LOC)	14,325,000
1,000,000		Butler County, OH Joint Vocational School District, 3.40% BANs, 12/1/2001	1,000,000
5,000,000		Cincinnati, OH, 4.375% Bonds, 12/1/2001	5,020,755
12,300,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago, IL LIQ)	12,300,000
1,400,000		Clinton County, OH Hospital Authority Weekly VRDNs (Clinton Memorial Hospital)/(National City Bank, Ohio LOC)	1,400,000
5,000,000		Cuyahoga County, OH Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	5,000,000
5,000,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (The Renaissance)/(Lasalle National Bank, Chicago, IL LOC)	5,000,000
5,845,000		Cuyahoga County, OH, 3.00% BANs, 7/26/2002	5,864,546
1,820,000		Cuyahoga County, OH, 3.40% BANs, 10/2/2001	1,820,605
1,720,000		Dayton, OH, Capital Facilities, 3.75% Bonds (AMBAC INS), 12/1/2001	1,721,939
8,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	8,500,000
1,600,000		Elyria, OH, 3.00% BANs, 7/30/2002	1,604,487
7,700,000		Elyria, OH, 3.50% BANs, 12/4/2001	7,710,296
4,635,000		Erie County, OH, Adjustable Rate Demand Health Care Facilities Bonds, (Series 1996A) Weekly VRDNs (Providence Care Center)/(Bank One, N.A. (Ohio) LOC)	4,635,000
3,445,000		Franklin County, OH Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati, OH LOC)	3,445,000
1,555,000		Franklin County, OH Health Care Facilities, (Series 1999 B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati, OH LOC)	1,555,000
23,925,000		Franklin County, OH Hospital Facility Authority, (Series A), Weekly VRDNs (U.S. Health Corp. of Columbus)/(Morgan Guaranty Trust Co., New York LOC)	23,925,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$4,500,000		Franklin County, OH IDA, Weekly VRDNs (Heekin Can, Inc.)/(Bank One, Illinois, N.A. LOC)	$4,500,000
7,500,000		Franklin County, OH Mortgage Revenue, (Series 2000 F), Weekly VRDNs (Trinity Healthcare Credit Group)	7,500,000
1,520,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank of Northwestern, OH LOC)	1,520,000
14,550,000		Greene County, OH, (Series C), 3.20% BANs, 5/31/2002	14,592,275
8,120,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(Firstar Bank, N.A. LOC)	8,120,000
9,600,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, Chicago, IL LOC)	9,600,000
6,515,000		Henry County, OH, (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	6,515,000
7,665,000		Hudson City, OH, 3.10% BANs, 5/8/2002	7,669,528
2,825,000		Huron City, OH, 4.60% BANs, 11/16/2001	2,826,582
31,835,000		Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA INS)/(Dexia Bank, Brussels LIQ)	31,835,000
10,800,000		Lakewood, OH, (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	10,800,000
5,505,000		Louisville City, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,505,000
4,900,000		Louisville City, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	4,900,000
7,880,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Bank One, N.A., OH LOC)	7,880,000
140,000		Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs (Sunshine Children's Home)/(National City Bank, OH LOC)	140,000
6,040,000		Mahoning County, OH HFA, Housing Revenue Bonds, (Series 1995) Weekly VRDNs (Copeland Oaks Project)/(Bank One, N.A., OH LOC)	6,040,000
1,420,000		Marion County, OH Health Care Facilities Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,420,000
2,750,000		Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/(KeyBank, N.A. LOC)	2,750,000
7,400,000		Medina County, OH, (Series 1997), Weekly VRDNs (Plaza 71 Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)	7,400,000
1,235,000		Montgomery County, OH, Adjustable Rate EDR Refuding Bonds, (Series 1997), Weekly VRDNs (Cross Country Inns, Inc.)/(Bank One, OH N.A. LOC)	1,235,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$3,075,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	$3,075,000
12,000,000		New Albany, OH Community Authority, Infrastructure Improvement, (Series B), Weekly VRDNs (Huntington National Bank, Columbus, OH LOC)	12,000,000
2,460,000		North Ridgeville, OH, 3.30% BANs, 5/9/2002	2,463,845
9,900,000		Ohio State Higher Education Facility, (Series 1999), Weekly VRDNs (Higher Education Pooled Financing 1999 Program)/(Fifth Third Bank, Cincinnati OH LOC)	9,900,000
1,220,000		Ohio State Higher Education Facility, Revenue Bonds Weekly VRDNs (Notre Dame College)/(National City Bank, OH LOC)	1,220,000
2,200,000		Ohio State Public Facilities Commission, (Series II-B), 4.50% Bonds (MBIA INS), 6/1/2002	2,225,857
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates, (Series 1998-71) Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	5,695,000
3,400,000		Orange, OH City School District, 2.89% BANs, 7/18/2002	3,407,639
1,575,000		Ottawa County, OH, 4.70% BANs, 12/5/2001	1,576,301
5,600,000		Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One, OH, N.A. LOC)	5,600,000
5,060,000		Ross County, OH, Hospital Facilities Revenue Bonds, (Series 1995), Weekly VRDNs (Medical Center Hospital Project)/(Fifth Third Bank, Cincinnati, OH LOC)	5,060,000
5,480,000		Ross County, OH, Hospital Revenue Bonds Weekly VRDNs (Adena Health System)/(Fifth Third Bank, Cincinnati, OH LOC)	5,480,000
5,200,000		Scioto County, OH Hospital Authority, (Series G), Weekly VRDNs (Volunteer Hospitals of America)/(AMBAC INS)/(Mellon Bank N.A., Pittsburgh, PA LIQ)	5,200,000
1,100,000		Solon, OH, 3.25% BANs, 5/24/2002	1,101,900
2,905,000		Summit County, OH, Adjustable Rate Healthcare Facilities Revenue Bonds, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,905,000
4,500,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati, OH LOC)	4,500,000
4,540,000		Walnut Hills, OH High School Alumni Foundation, (Series 1998), Weekly VRDNs (Fifth Third Bank, Cincinnati, OH LOC)	4,540,000
1,360,000		Wayne County, OH, Health Care Facility Revenue Bonds, (Series 1995), Weekly VRDNs (D & M Realty Project)/(Bank One, OH N.A. LOC)	1,360,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$8,465,000	[2]	Westerville, OH City School District, MERLOTS, (Series 2001-A34), 2.92% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	$8,465,000
2,195,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,195,000

		TOTAL	358,879,555

		Oklahoma--0.5%
1,890,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America, N.A. LOC)	1,890,000
5,660,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America, N.A. LOC)	5,660,000
2,800,000		Oklahoma Development Finance Authority, (Series 2001), 5.00% Bonds (Samuel Roberts Noble Foundation, Inc.), 5/1/2002	2,843,405
11,640,000		Tulsa, OK International Airport, Variable Rate Certificates, (Series 1997 B-2), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	11,640,000

		TOTAL	22,033,405

		Oregon--0.2%
9,795,000		Oregon State, Veteran's Welfare Bonds, (Series 73F), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	9,795,000

		Pennsylvania--5.9%
5,895,000		Allegheny County, PA HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	5,895,000
10,000,000		Allegheny County, PA HDA, (Series 2000 A), 2.90% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2002	10,000,000
435,000		Allegheny County, PA HDA, Revenue Bonds, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One, Michigan N.A. LOC)	435,000
9,100,000		Allegheny County, PA IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	9,100,000
4,035,000		Allegheny County, PA IDA, Commercial Development Revenue Bonds, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(Mellon Bank N.A., Pittsburgh, PA LOC)	4,035,000
4,665,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds, (Series 1997 B), Weekly VRDNs (Jewish Community Center)/ (National City, PA LOC)	4,665,000
2,000,000		Baldwin & Whitehall, PA School District, 3.25% TRANs, 6/28/2002	2,008,821
11,950,000		Butler County, PA IDA, (Series 2000A), 3.25% TOBs (Concordia Lutheran Ministries)/(Asset Guaranty INS)/(Fleet National Bank LIQ), Mandatory Tender 4/1/2002	11,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$8,565,000		Butler County, PA IDA, (Series 2000B), 5.00% TOBs (Concordia Lutheran Ministries)/(Asset Guaranty INS)/(Fleet National Bank LIQ), Mandatory Tender 8/1/2001	$8,565,000
4,185,000		Butler County, PA IDA, IDRBs, (Series 1997), Weekly VRDNs (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,185,000
4,770,000		Central Bucks, PA School District, (Series 2000 A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,770,000
2,730,000		Chartiers Valley, PA Industrial & Commercial Development Authority, Nursing home Revenue Refunding Bonds, (Series 1997 A), Weekly VRDNs (Woodhaven Convalescent Center)/(Bank One, Ohio N.A. LOC)	2,730,000
4,790,000		Commonwealth of Pennsylvania, Floater Certificate, (Series 1998-53), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	4,790,000
3,500,000		Cumberland County, PA, (Series 2000), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,500,000
4,605,000		Dallastown Area School District, PA, GO Bonds, (Series 1998), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,605,000
4,410,000		Delaware County, PA Authority, Hospital Revenue Bonds, (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	4,410,000
14,000,000		Doylestown Hospital Authority, PA, Doylestown Hospital Revenue Bonds, (Series 1998 B), Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)	14,000,000
5,000,000		Doylestown Hospital Authority, PA, Hospital Revenue Bonds, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	5,000,000
550,000		East Hempfield Township, PA IDA, (Series 1997), Weekly VRDNs (Mennonite Home)/(Allfirst LOC)	550,000
2,400,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	2,400,000
11,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds, (Series 1996), Weekly VRDNs (Masonic Homes)	11,000,000
7,200,000		Lancaster, PA IDA, (Series 2000B), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	7,200,000
7,000,000		Lehigh County, PA General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	7,000,000
7,700,000		Mercersburg Borough General Purpose Authority, (Series 2000A) Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	7,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$6,300,000		Mercersburg Borough General Purpose Authority, (Series 2000B) Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	$6,300,000
6,025,000		Montgomery County, PA IDA, Commercial Development Revenue Bonds, (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(First Union National Bank, Charlotte, NC LOC)	6,025,000
3,140,000		Moon Township, PA IDA, (Series 1995A), Weekly VRDNs (One Thorn Run Center)/(National City Bank, Pennsylvania LOC)	3,140,000
9,335,000		New Castle, PA Area Hospital Authority, (Series 1996), Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	9,335,000
9,000,000		North Penn Health, Hospital and Education Authority, PA, (Series 1998), Weekly VRDNs (North Penn Hospital, PA)/(First Union National, Charlotte, NC LOC)	9,000,000
1,900,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,900,000
7,020,000		Pennsylvania Intergovernmental Coop Authority, (PT-339), Weekly VRDNs (Philadelphia, PA)/(United States Treasury COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,020,000
4,100,000		Pennsylvania State Higher Education Facilities Authority, (Series F2), 3.10% TOBs (Robert Morris College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2002	4,100,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series F3), 3.10% TOBs (Widener University)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2002	3,000,000
1,500,000		Pennsylvania State Higher Education Facilities Authority, (Series H2), 3.875% TOBs (Cedar Crest College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2002	1,510,916
3,250,000		Philadelphia, PA IDA, Variable Rate Revenue Bonds, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(First Union National Bank, Charlotte, NC LOC)	3,250,000
3,210,000		Philadelphia, PA Water & Wastewater System, (Series 1997Q), Weekly VRDNs (MBIA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	3,210,000
50,000,000		Philadelphia, PA, 4.00% TRANs, 6/28/2002	50,596,460
12,740,000		Southcentral Pennsylvania General Authority, (Series 2000A), Weekly VRDNs (York County, PA)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	12,740,000
12,000,000		Temple University, 4.00% RANs, 5/8/2002	12,087,508
2,700,000		Washington County, PA Authority, (Series 1985A), Weekly VRDNs (Pooled Equipment Lease Program)/(First Union National Bank, Charlotte, NC LOC)	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,600,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	$3,600,000
2,000,000		Washington County, PA IDA, (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Asset Guaranty INS)/(National City, Pennsylvania LIQ)	2,000,000

		TOTAL	282,008,705

		South Carolina--0.1%
6,500,000		South Carolina State Public Service Authority, MERLOTS, (Series 2000 L), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	6,500,000

		Tennessee--4.4%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	13,071,000
10,000,000		Blount County, TN Health and Educational Facilities Board, (Series 2001), Weekly VRDNs (Asbury Centers, Inc.)/(SunTrust Bank, Nashville, TN LOC)	10,000,000
12,000,000		Chattanooga, TN HEFA Weekly VRDNs (McCallie School)/(SunTrust Bank, Nashville, TN LOC)	12,000,000
7,600,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America, N.A. LOC)	7,600,000
4,100,000		Chattanooga, TN IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank, Nashville, TN LOC)	4,100,000
17,720,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS, (Series 2000 G), 2.92% TOBs (Mountain States Health Alliance)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	17,720,000
18,000,000		Hendersonville, TN IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	18,000,000
7,200,000		Jackson County, TN IDB, (Series B), Daily VRDNs (Esselte AB)/(Bank of America, N.A. LOC)	7,200,000
7,500,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank, Nashville, TN LOC)	7,500,000
14,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(AmSouth Bank N.A., Birmingham, AL LOC)	14,000,000
2,200,000		Knox County, TN IDB, (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank, Nashville, TN LOC)	2,200,000
4,800,000		Maury County, TN HEFA, (Series 1996 E), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)	4,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$8,775,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	$8,775,000
1,000,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	1,000,000
2,200,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	2,200,000
1,400,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank, Nashville, TN LOC)	1,400,000
5,800,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank, Nashville, TN LOC)	5,800,000
2,640,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 1995), Weekly VRDNs (Hickory Trace Apartments)/(National City Bank, Kentucky LOC)	2,640,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series A), 6.00% Bonds (United States Treasury PRF), 5/15/2002	5,210,938
940,000		Montgomery Co, TN Public Building Authority, Pooled Financing Revenue Bonds, (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC)	940,000
4,200,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ)	4,200,000
3,255,000		Sevier County, TN Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	3,255,000
4,630,000		Sevier County, TN Public Building Authority, (Series IV-A-2), Daily VRDNs (Sevier County, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	4,630,000
3,000,000		Sevier County, TN Public Building Authority, (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,000,000
6,000,000		Sevier County, TN Public Building Authority, (Series IV-B-4), Daily VRDNs (Maryville, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	6,000,000
4,000,000		Sevier County, TN Public Building Authority, (Series IV-B-6), Daily VRDNs (Johnson City, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	4,000,000
3,000,000		Sevier County, TN Public Building Authority, (Series IV-B-12), Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,000,000
3,500,000		Sevier County, TN Public Building Authority, (Series IV-D-1), Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$5,475,000		Sevier County, TN Public Building Authority, (Series IV-D-2), Daily VRDNs (Bradley County, TN)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	$5,475,000
5,000,000		Sevier County, TN Public Building Authority, (Series IV-F-3), Weekly VRDNs (Morristown, TN)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,000,000
8,495,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	8,495,000
1,415,000		Washington County, TN IDB, Revenue Refunding Bonds, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank, Nashville, TN LOC)	1,415,000
12,900,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,900,000

		TOTAL	211,026,938

		Texas--8.4%
20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	20,996,000
10,890,000		Aldine, TX ISD, (Series 1997 SGB-30), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTS, (Series 2001 A63), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	6,415,000
10,000,000		Austin, TX, MERLOTS, (Series 2000-A26), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
12,000,000		Bexar County, HFDA Weekly VRDNs (Air Force Village)/(Bank of America, N.A. LOC)	12,000,000
11,000,000	[2]	Bexar County, TX, Clippers (Series 2001-3), 3.50% TOBs (MBIA INS)/(State Street Bank and Trust Co. LIQ), Mandatory Tender 12/14/2001	11,000,000
10,000,000	[2]	Dallas, TX, (PT-369), 2.75% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 3/14/2002	10,000,000
400,000		Grapevine, TX, IDC, SimuFlite Training International Project, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
7,700,000		Gulf Coast, TX Waste Disposal Authority, PCR Refunding bonds, (Series 1995), Daily VRDNs (Exxon Mobil Corp.)	7,700,000
25,000,000		Harris County, TX HFDC, (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	25,000,000
9,900,000		Harris County, TX HFDC, (Series 1997B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	9,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$5,000,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(Chase Bank of Texas LOC)	$5,000,000
1,500,000		Harris County, TX, Toll Road Unlimited Tax and Sub Lien Revenue, (Series 1994-H), Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	1,500,000
12,000,000		Houston, TX Airport System, MERLOTS, (Series 2000-A25), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
10,535,000		Houston, TX Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(First Union National Bank, Charlotte, NC LOC)	10,535,000
10,000,000		Houston, TX ISD, Floater Certificates, (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley, Dean Witter & Co. LIQ)	10,000,000
15,000,000		North Central Texas HFDC, Variable Rate Revenue Bonds, (Series 1999C), Weekly VRDNs (Northwest Senior Housing Corp.)/(Lasalle Bank, N.A. LOC)	15,000,000
1,370,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC)	1,370,000
4,940,000	[2]	Round Rock ISD, TX, (PT-1138), 2.75% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/20/2002	4,940,000
4,000,000	[2]	Sabine River Authority, TX, Clippers, (Series 2001-2), 3.50% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Mandatory Tender 12/14/2001	4,000,000
10,000,000	[2]	San Antonio ISD, TX, (PT-1184), 4.40% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 9/13/2001	10,000,000
5,860,000		San Antonio, TX Electric & Gas, MERLOTS, (Series 2001-10A), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,860,000
4,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts, (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	4,000,000
3,490,000		TX Pooled Tax Exempt Trust, Certificates of Participation, (Series 1996), Weekly VRDNs (Bank One, Texas N.A. LOC)	3,490,000
6,580,000	[2]	Tarrant County, TX Housing Finance Corporation, (PT-480), 4.25% TOBs (Windcastle Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	6,580,000
11,510,000	[2]	Tarrant County, TX Housing Finance Corporation, (PT-482), 4.25% TOBs (Bear Creek Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	11,510,000
8,625,000		Tarrant County, TX, HFA, (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,625,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$4,995,000	[2]	Texas State Department of Housing & Community Affairs, (PT-361), 4.45% TOBs (MBIA INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 8/9/2001	$4,995,000
154,900,000		Texas State, 5.25% TRANs, 8/31/2001	155,069,792
2,990,000		Texas Turnpike Authority, Trust Receipt, (Series 2000 FR/RI-N2), Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF)	2,990,000

		TOTAL	401,765,792

		Utah--0.7%
20,940,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	20,940,000
5,000,000		Weber County, UT, (Series 2000A), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Public Finance Bank S.A. LIQ)	5,000,000
5,000,000		Weber County, UT, (Series 2000B), Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank Girozentrale LIQ)	5,000,000

		TOTAL	30,940,000

		Vermont--0.0%
593,000		Vermont Educational and Health Buildings Financing Agency, (Series 1995 A), Weekly VRDNs (KeyBank, N.A. LOC)	593,000

		Virginia--2.1%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
4,845,000		Albemarle County, VA IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank of NC, N.A. LOC)	4,845,000
2,735,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank, Richmond, VA LOC)	2,735,000
4,570,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	4,570,000
3,125,000		Arlington County, VA, (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank, Richmond, VA LOC)	3,125,000
10,000,000		Chesterfield County, VA IDA, (Series 1987A), 2.75% CP (Virginia Electric Power Co.), Mandatory Tender 9/10/2001	10,000,000
9,000,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank, Richmond, VA LOC)	9,000,000
17,500,000		Fairfax County, VA IDA, (Series 1998), Trust Receipts FR/RI-A35 Weekly VRDNs (Fairfax Hospital System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	17,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,400,000		Fairfax County, VA IDA, (Series 2000), Weekly VRDNs (Inova Health System)	$3,400,000
3,100,000		Fauquier County, VA IDA, Refunding Revenue Bonds Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank N.A. LOC)	3,100,000
3,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(AmSouth Bank N.A., Birmingham, AL LOC)	3,000,000
6,000,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (Westminster-Canterbury of Richmond)/(SunTrust Bank, Richmond, VA LOC)	6,000,000
3,500,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	3,500,000
6,500,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corporation)/(SunTrust Bank LOC)	6,500,000
11,000,000		Virginia Beach, VA IDA, (Series 2001), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC)	11,000,000
3,000,000		Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	3,000,000

		TOTAL	101,275,000

		Washington--2.1%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTops Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	11,957,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	5,000,000
10,000,000		King County, WA, MERLOTS, (Series 2000 E), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$2,200,000		Port of Seattle, WA, (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh, PA LOC)	$2,200,000
28,000,000		Port of Seattle, WA, (Series 1999A), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	28,000,000
21,100,000		Seattle, WA Municipal Light & Power, MERLOTS, (Series 2001 A56), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	21,100,000
15,545,000	[2]	Washington State Public Power Supply System, MERLOTS, (Series 2000-A19), 4.40% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/1/2001	15,545,000
4,275,000		Washington State Public Power Supply System, MERLOTS, (Series 2001-25A), Weekly VRDNs (Energy Northwest)/(First Union National Bank, Charlotte, NC LIQ)	4,275,000

		TOTAL	102,077,000

		West Virginia--1.1%
6,650,000		Cabell County Commission, WV, Life Care Facilities Muti-Option Revenue Bonds, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,650,000
14,500,000		Marshall County, WV, PCR, (Series 1992), Weekly VRDNs (PPG Industries, Inc.)	14,500,000
30,705,000		West Virginia State Hospital Finance Authority, (Series 2000A), Weekly VRDNs (WVHA Pooled Loan Financing Program)/(Bank of America, N.A. INV)/(BNP Paribas and Bank of Nova Scotia, Toronto LIQs)	30,705,000
2,360,000		West Virginia State, 4.00% Bonds, 6/1/2002	2,384,003

		TOTAL	54,239,003

		Wisconsin--3.9%
3,200,000		Cedarburg, WI School District, 4.625% TRANs, 9/7/2001	3,200,700
5,000,000		D.C. Everest Area School District, WI, 4.75% TRANs, 8/23/2001	5,000,429
3,400,000		Grafton, WI School District, 3.50% BANs, 12/20/2001	3,400,705
12,405,000		Hortonville, WI School District, 3.13% BANs, 12/12/2001	12,410,377
18,000,000		Kenosha, WI United School District No. 1, (Series 2000B), 4.50% TRANs, 11/1/2001	18,009,560
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$3,200,000		La Crosse, WI School District, 4.65% TRANs, 9/27/2001	$3,201,204
2,325,000		Madison, WI, (Series A), 4.00% BANs, 8/1/2002	2,354,667
5,500,000		Middleton-Cross Plains Area School District, 4.75% TRANs, 8/23/2001	5,501,237
2,620,000		Nicolet, WI High School District, 4.75% TRANs, 10/23/2001	2,621,476
3,310,000		Oak Creek-Franklin, WI Joint School District, 3.60% BANs, 1/4/2002	3,312,434
3,150,000		Pewaukee, WI School District, 3.125% BANs, 5/30/2002	3,153,015
35,800,000		Racine County, WI School District, 2.77% TRANs, 7/16/2002	35,826,341
1,570,000		Racine County, WI School District, 3.50% BANs, 2/4/2002	1,570,860
2,750,000		Rhinelander, WI School District, 4.625% TRANs, 9/27/2001	2,750,760
5,000,000		Sheboygan, WI Area School District, 4.75% TRANs, 8/30/2001	5,001,335
2,600,000		Slinger, WI School District, 4.75% TRANs, 9/26/2001	2,600,952
5,000,000		Stevens Point, WI Area Public School District, 4.60% TRANs, 10/12/2001	5,001,984
7,900,000		Sun Prairie, WI Area School District, 5.00% TRANs, 8/23/2001	7,902,736
3,500,000		Tomah, WI Area School District, 4.70% TRANs, 9/25/2001	3,501,106
4,700,000		Verona, WI Area School District, 4.60% TRANs, 8/27/2001	4,700,804
2,700,000		Wausau, WI School District, 4.625% TRANs, 9/24/2001	2,700,857
1,960,000		Wisconsin HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,960,000
15,000,000		Wisconsin HEFA, (Series 1999C), Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One, Wisconsin, N.A. LOC)	15,000,000
21,590,000	[2]	Wisconsin HEFA, MERLOTS, (Series 1997 B), 2.92% TOBs (Sinai Samaritan Medical Center, Inc.)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	21,590,000
13,545,000	[2]	Wisconsin State, (PT-1137), 3.45% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 2/7/2002	13,545,000

		TOTAL	185,818,539

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wyoming--0.1%
1,615,000		Douglas, WY, 2.80% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), 12/3/2001	1,615,000
1,125,000		Natrona County, WY, Hospital Revenue, 4.3875% TOBs (Grainger (W.W.), Inc.), Optional Tender 12/1/2001	1,125,000

		TOTAL	2,740,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$4,752,583,894

1 The Fund invests in securities rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, Inc., or F-1+ or F-1- by Fitch IBCA, Inc. are all considered rated in the highest short-term rating category. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At July 31, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100%	0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At July 31, 2001 these securities amounted to $365,788,000 which represents 7.67% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,772,114,860) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB(s)	--Industrial Development Bond(s)
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LO	--Limited Obligations
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	-- Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2001

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$5,261,360,000	$--	$--
Investments in securities	4,960,327,433	4,691,435,251	923,366,013

Total investments in securities, at amortized cost and value	10,221,687,433	4,691,435,251	923,366,013
Cash	543,161	4,807,091	840,071
Income receivable	29,777,954	14,248,246	4,501,939
Receivable for shares sold	--	--	10,128

TOTAL ASSETS	10,252,008,548	4,710,490,588	928,718,151

Liabilities:
Payable for investments purchased	120,990,093	282,751,004	8,809,690
Payable for shares redeemed	441,316	500,001	1,194,955
Payable to Adviser	15,000	10,000	--
Income distribution payable	17,368,413	10,470,688	608,938
Accrued expenses	1,289,313	693,310	130,335

TOTAL LIABILITIES	140,104,135	294,425,003	10,743,918

TOTAL NET ASSETS	$10,111,904,413	$4,416,065,585	$917,974,233

Net Assets:
Institutional Shares	$6,667,868,152	$2,280,317,318	$391,269,333
Institutional Service Shares	3,444,036,261	2,135,748,267	369,670,129
Institutional Capital Shares	--	--	157,034,771

TOTAL NET ASSETS	$10,111,904,413	$4,416,065,585	$917,974,233

Shares Outstanding:
Institutional Shares	6,667,868,152	2,280,317,318	391,269,333
Institutional Service Shares	3,444,036,261	2,135,748,267	369,670,129
Institutional Capital Shares	--	--	157,034,771

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2001

	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$173,000,000	$147,364,000
Investments in securities	7,360,334,017	6,724,066,203

Total investments in securities, at amortized cost and value	7,533,334,017	6,871,430,203
Cash	--	2,402
Income receivable	30,315,020	26,136,300
Receivable for shares sold	27,612,041	283,352

TOTAL ASSETS	7,591,261,078	6,897,852,257

Liabilities:
Payable for investments purchased	--	44,000,000
Payable for shares redeemed	14,725,396	17,440,077
Payable to Adviser	8,000	159,000
Income distribution payable	11,956,834	11,653,487
Payable to bank	15,267	--
Accrued expenses	1,301,805	1,176,985

TOTAL LIABILITIES	28,007,302	74,429,549

TOTAL NET ASSETS	$7,563,253,776	$6,823,422,708

Net Assets:
Institutional Shares	$5,671,181,597	$5,395,731,848
Institutional Service Shares	1,375,739,641	982,152,601
Institutional Capital Shares	516,332,538	445,538,259

TOTAL NET ASSETS	$7,563,253,776	$6,823,422,708

Shares Outstanding:
Institutional Shares	5,671,181,597	5,395,731,848
Institutional Service Shares	1,375,739,641	982,152,601
Institutional Capital Shares	516,332,538	445,538,259

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2001

Tax-Free Obligations Fund
Assets:
Investments in repurchase agreements	$--
Investments in securities	4,752,583,894

Total investments in securities, at amortized cost and value	4,752,583,894
Income receivable	29,984,162
Receivable for shares sold	974,170

TOTAL ASSETS	4,783,542,226

Liabilities:
Payable for investments purchased	2,354,667
Payable for shares redeemed	26,507
Payable to bank	92,979
Income distribution payable	8,272,406
Accrued expenses	680,807

TOTAL LIABILITIES	11,427,366

Net Assets Consist of:
Paid in capital	4,772,049,069
Accumulated net realized loss on investments	(4,617)
Undistributed net investment income	70,408

TOTAL NET ASSETS	$4,772,114,860

Net Assets:
Institutional Shares	$3,286,888,099
Institutional Service Shares	1,485,226,761

TOTAL NET ASSETS	$4,772,114,860

Shares Outstanding:
Institutional Shares	3,286,868,983
Institutional Service Shares	1,485,199,499

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00

Institutional Service Shares	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2001

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$494,289,631	$215,061,636	$28,965,278

Expenses:
Investment adviser fee	17,595,598	7,671,004	1,457,574
Administrative personnel and services fee	6,624,743	2,888,133	548,777
Custodian fees	439,366	158,869	36,439
Transfer and dividend disbursing agent fees and expenses	119,837	48,405	63,533
Directors'/Trustees' fees	58,248	24,556	4,373
Auditing fees	13,265	13,266	10,932
Legal fees	11,308	7,014	21,864
Portfolio accounting fees	612,701	308,310	120,979
Shareholder services fee--Institutional Shares	14,335,605	4,400,909	--
Shareholder services fee--Institutional Service Shares	7,658,893	5,187,846	635,383
Shareholder services fee--Institutional Capital Shares	--	--	229,357
Share registration costs	513,354	203,676	76,522
Printing and postage	37,358	14,295	14,576
Insurance premiums	13,120	6,599	34,253
Miscellaneous	42,594	20,487	5,102

TOTAL EXPENSES	48,075,990	20,953,369	3,259,664

Waivers:
Waiver of investment adviser fee	(8,098,794)	(3,524,848)	(1,032,691)
Waiver of shareholder services fee--Institutional Shares	(14,335,605)	(4,400,909)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(137,614)

TOTAL WAIVERS	(22,434,399)	(7,925,757)	(1,170,305)

Net expenses	25,641,591	13,027,612	2,089,359

Net investment income	$468,648,040	$202,034,024	$26,875,919

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2001

	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$337,899,331	$303,924,534

Expenses:
Investment adviser fee	12,188,013	10,964,553
Administrative personnel and services fee	4,588,787	4,128,154
Custodian fees	344,774	262,187
Transfer and dividend disbursing agent fees and expenses	140,294	212,139
Directors'/Trustees' fees	34,328	29,001
Auditing fees	13,010	13,116
Legal fees	30,878	31,902
Portfolio accounting fees	451,933	410,094
Shareholder services fee--Institutional Service Shares	3,495,149	2,173,214
Shareholder services fee--Institutional Capital Shares	817,488	1,065,111
Share registration costs	731,473	646,554
Printing and postage	23,334	31,505
Insurance premiums	268,057	244,092
Miscellaneous	25,659	13,987

TOTAL EXPENSES	23,153,177	20,225,609

Waivers:
Waiver of investment adviser fee	(7,537,793)	(7,889,212)
Waiver of shareholder services fee--Institutional Capital Shares	(490,493)	(639,067)

TOTAL WAIVERS	(8,028,286)	(8,528,279)

Net expenses	15,124,891	11,697,330

Net investment income	322,774,440	292,227,204

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2001

Tax-Free Obligations Fund
Investment Income:
Interest	$158,668,916

Expenses:
Investment adviser fee	8,425,558
Administrative personnel and services fee	3,172,223
Custodian fees	120,367
Transfer and dividend disbursing agent fees and expenses	36,854
Directors'/Trustees' fees	27,686
Auditing fees	13,035
Legal fees	14,928
Portfolio accounting fees	326,486
Shareholder services fee--Institutional Shares	7,436,318
Shareholder services fee--Institutional Service Shares	3,095,629
Share registration costs	202,747
Printing and postage	16,664
Insurance premiums	96,647
Miscellaneous	7,721

TOTAL EXPENSES	22,992,863

Waivers:
Waiver of investment adviser fee	(3,849,996)
Waiver of shareholder services fee--Institutional Shares	(7,436,318)

TOTAL WAIVERS	(11,286,314)

Net expenses	11,706,549

Net investment income	146,962,367

Realized and Unrealized Gain on Investments:
Net realized gain on investments	4,800

Change in net assets resulting from operations	$146,967,167

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
Year Ended July 31	2001	2000	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investments income	$468,648,040	$394,135,176	$202,034,024	$152,917,904

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(309,208,560)	(269,225,314)	(94,339,373)	(71,118,765)
Institutional Service Shares	(159,439,480)	(124,909,862)	(107,694,651)	(81,799,139)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(468,648,040)	(394,135,176)	(202,034,024)	(152,917,904)

Share Transactions:
Proceeds from sale of shares	80,284,909,394	71,999,908,474	13,890,119,369	11,914,254,814
Net asset value of shares issued to shareholders in payment of distributions declared	184,284,941	142,169,798	44,614,672	30,935,152
Cost of shares redeemed	(77,431,582,742)	(71,653,620,419)	(12,758,013,673)	(11,101,812,043)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	3,037,611,593	488,457,853	1,176,720,368	843,377,923

Change in net assets	3,037,611,593	488,457,853	1,176,720,368	843,377,923

Net Assets:
Beginning of period	7,074,292,820	6,585,834,967	3,239,345,217	2,395,967,294

End of period	$10,111,904,413	$7,074,292,820	$4,416,065,585	$3,239,345,217

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Municipal Obligations Fund
Year Ended July 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investments income	$26,875,919	$24,431,758

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,568,506)	(14,946,883)
Institutional Service Shares	(8,966,719)	(6,115,738)
Institutional Capital Shares	(3,340,694)	(3,369,137)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,875,919)	(24,431,758)

Share Transactions:
Proceeds from sale of shares	7,161,776,030	7,539,409,734
Net asset value of shares issued to shareholders in payment of distributions declared	13,064,273	10,150,680
Cost of shares redeemed	(7,041,341,852)	(7,300,410,711)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	133,498,451	249,149,703

Change in net assets	133,498,451	249,149,703

Net Assets:
Beginning of period	784,475,782	535,326,079

End of period	$917,974,233	$784,475,782

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Value Obligations Fund
Year Ended July 31	2001	2000	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$322,774,440	$222,055,062	$292,227,204	$145,198,409

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(231,689,088)	(151,779,545)	(223,651,212)	(93,855,530)
Institutional Service Shares	(73,820,557)	(56,953,675)	(46,137,694)	(35,790,514)
Institutional Capital Shares	(17,264,795)	(13,321,842)	(22,438,298)	(15,552,365)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(322,774,440)	(222,055,062)	(292,227,204)	(145,198,409)

Share Transactions:
Proceeds from sale of shares	83,066,761,683	54,690,380,490	79,328,820,282	39,573,731,184
Net asset value of shares issued to shareholders in payment of distributions declared	174,306,728	130,063,721	180,568,667	95,258,257
Cost of shares redeemed	(79,407,513,451)	(54,224,446,043)	(75,683,214,196)	(38,802,951,219)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	3,833,554,960	595,998,168	3,826,174,753	866,038,222

Change in net assets	3,833,554,960	595,998,168	3,826,174,753	866,038,222

Net Assets:
Beginning of period	3,729,698,816	3,133,700,648	2,997,247,955	2,131,209,733

End of period	$7,563,253,776	$3,729,698,816	$6,823,422,708	$2,997,247,955

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Tax-Free Obligations Fund
Year Ended July 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$146,962,367	$124,595,075
Net realized gain on investments	4,800	38,568

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	146,967,167	124,633,643

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(105,977,653)	(89,762,257)
Institutional Service Shares	(40,984,714)	(34,832,818)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(146,962,367)	(124,595,075)

Share Transactions:
Proceeds from sale of shares	18,492,079,628	16,225,780,727
Net asset value of shares issued to shareholders in payment of distribution declared	20,205,702	12,617,904
Cost of shares redeemed	(17,296,127,193)	(16,199,832,538)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	1,216,158,137	38,566,093

Change in net assets	1,216,162,937	38,604,661

Net Assets:
Beginning of period	3,555,951,923	3,517,347,262

End of period	$4,772,114,860	$3,555,951,923

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Government Obligations Fund
July 31, 1997	$1.00	0.05	(0.05)
July 31, 1998	$1.00	0.05	(0.05)
July 31, 1999	$1.00	0.05	(0.05)
July 31, 2000[3]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.06	(0.06)

Government Obligations Tax-Managed Fund
July 31, 1997	$1.00	0.05	(0.05)
July 31, 1998	$1.00	0.05	(0.05)
July 31, 1999	$1.00	0.05	(0.05)
July 31, 2000[3]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)

Municipal Obligations Fund
January 31, 1997[4]	$1.00	0.04	(0.04)
January 31, 1998	$1.00	0.04	(0.04)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[3]	$1.00	0.04	(0.04)
July 31, 2001	$1.00	0.04	(0.04)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

5 The Fund changed its fiscal year-end from January 31 to July 31.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return[1]	Expenses		Net Investment Income		Expense/Waiver Reimbursement[2]		Net Assets, End of Period (000 omitted)

$1.00	5.43%	0.20%		5.32%		0.35%		$3,293,392
$1.00	5.59%	0.20%		5.45%		0.35%		$3,707,106
$1.00	5.04%	0.20%		4.92%		0.34%		$4,498,581
$1.00	5.80%	0.20%		5.64%		0.34%		$4,431,985
$1.00	5.64%	0.20%		5.39%		0.34%		$6,667,868

$1.00	5.35%	0.20%		5.26%		0.38%		$510,683
$1.00	5.49%	0.20%		5.35%		0.37%		$953,268
$1.00	5.00%	0.20%		4.88%		0.35%		$1,066,412
$1.00	5.77%	0.20%		5.65%		0.35%		$1,298,674
$1.00	5.61%	0.20%		5.36%		0.34%		$2,280,317

$1.00	3.56%	0.18%		3.48%		0.20%		$159,561
$1.00	3.68%	0.18%		3.57%		0.23%		$217,838
$1.00	3.53%	0.18%		3.41%		0.41%		$303,899
$1.00	1.59%	0.18%	[6]	3.17%	[6]	0.18%	[6]	$354,034
$1.00	3.92%	0.18%		3.78%		0.15%		$445,659
$1.00	3.88%	0.18%		3.80%		0.14%		$391,269

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.06	(0.06)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.06	(0.06)

Prime Value Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.06	(0.06)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.06	(0.06)

Tax-Free Obligations Fund
July 31, 1997	$1.00	0.03	(0.03)
July 31, 1998	$1.00	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.03)
July 31, 2000[6]	$1.00	0.04	(0.04)
July 31, 2001	$1.00	0.04	(0.04)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The Fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement[2]		Net Assets, End of Period (000 omitted)

$1.00	5.38%	0.18%		5.25%		0.14%		$1,572,912
$1.00	5.61%	0.18%		5.44%		0.12%		$1,100,620
$1.00	5.50%	0.18%		5.29%		0.37%		$1,825,266
$1.00	2.42%	0.18%	[5]	4.81%	[5]	0.13%	[5]	$1,929,887
$1.00	5.91%	0.18%		5.77%		0.12%		$2,471,383
$1.00	5.76%	0.18%		5.30%		0.12%		$5,671,182

$1.00	5.41%	0.16%		5.29%		0.15%		$387,994
$1.00	5.68%	0.14%		5.59%		0.18%		$865,742
$1.00	5.53%	0.16%		5.37%		0.40%		$1,474,123
$1.00	2.44%	0.16%	[5]	4.87%	[5]	0.15%	[5]	$1,147,717
$1.00	5.92%	0.16%		5.91%		0.15%		$2,051,666
$1.00	5.81%	0.16%		5.34%		0.14%		$5,395,732

$1.00	3.49%	0.20%		3.43%		0.35%		$1,474,180
$1.00	3.50%	0.20%		3.45%		0.35%		$2,279,770
$1.00	3.14%	0.20%		3.08%		0.35%		$2,461,697
$1.00	3.69%	0.20%		3.61%		0.35%		$2,464,779
$1.00	3.66%	0.20%		3.56%		0.34%		$3,286,888

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Government Obligations Fund
July 31, 1997	$1.00	0.05	(0.05)
July 31, 1998	$1.00	0.05	(0.05)
July 31, 1999	$1.00	0.05	(0.05)
July 31, 2000[3]	$1.00	0.05	(0.05)
July 31, 2001	$1.00	0.05	(0.05)

Government Obligations Tax-Managed Fund
July 31, 1997	$1.00	0.05	(0.05)
July 31, 1998	$1.00	0.05	(0.05)
July 31, 1999	$1.00	0.05	(0.05)
July 31, 2000[3]	$1.00	0.05	(0.05)
July 31, 2001	$1.00	0.05	(0.05)

Municipal Obligations Fund
January 31, 1997[4]	$1.00	0.03	(0.03)
January 31, 1998	$1.00	0.03	(0.03)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[6]	$1.00	0.01	(0.01)
July 31, 2000[3]	$1.00	0.04	(0.04)
July 31, 2001	$1.00	0.04	(0.04)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

5 Amount represents less than $1,000.

6 The fund changed its fiscal year-end from January 31 to July 31.

7 Computed on an annualized basis.

See Notes which are an integral part of Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return[1]	Expenses		Net Investment Income		Expense/Waiver Reimbursement[2]		Net Assets, End of Period (000 omitted)

$1.00	5.16%	0.45%		5.06%		0.10%		$936,869
$1.00	5.33%	0.45%		5.23%		0.10%		$1,672,417
$1.00	4.78%	0.45%		4.67%		0.09%		$2,087,254
$1.00	5.54%	0.45%		5.44%		0.09%		$2,642,307
$1.00	5.38%	0.45%		5.20%		0.09%		$3,444,036

$1.00	5.09%	0.45%		4.97%		0.13%		$421,095
$1.00	5.23%	0.45%		5.11%		0.12%		$830,652
$1.00	4.74%	0.45%		4.63%		0.10%		$1,329,556
$1.00	5.50%	0.45%		5.42%		0.10%		$1,940,671
$1.00	5.35%	0.45%		5.19%		0.09%		$2,135,748

$1.00	3.31%	0.43%		3.08%		0.21%		$0	[5]
$1.00	3.43%	0.43%		3.48%		0.23%		$41,216
$1.00	3.27%	0.43%		3.22%		0.16%		$67,832
$1.00	1.47%	0.43%	[7]	2.98%	[7]	0.18%	[7]	$106,684
$1.00	3.66%	0.43%		3.75%		0.15%		$266,103
$1.00	3.62%	0.43%		3.53%		0.14%		$369,670

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)

Prime Value Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)

Tax-Free Obligations Fund
July 31, 1997	$1.00	0.03	(0.03)
July 31, 1998	$1.00	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.03)
July 31, 2000[6]	$1.00	0.03	(0.03)
July 31, 2001	$1.00	0.03	(0.03)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

See Notes which are an integral part of Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement[2]		Net Assets, End of Period (000 omitted)

$1.00	5.11%	0.43%		5.02%		0.14%		$412,762
$1.00	5.34%	0.43%		5.29%		0.12%		$668,665
$1.00	5.23%	0.43%		5.09%		0.12%		$894,851
$1.00	2.29%	0.43%	[5]	4.63%	[5]	0.13%	[5]	$957,998
$1.00	5.65%	0.43%		5.55%		0.12%		$1,095,034
$1.00	5.50%	0.43%		5.28%		0.12%		$1,375,740

$1.00	5.15%	0.41%		5.05%		0.16%		$18,415
$1.00	5.41%	0.39%		5.32%		0.17%		$325,390
$1.00	5.27%	0.41%		5.13%		0.15%		$495,172
$1.00	2.31%	0.41%	[5]	4.64%	[5]	0.15%	[5]	$707,737
$1.00	5.66%	0.41%		5.52%		0.15%		$708,801
$1.00	5.54%	0.41%		5.31%		0.14%		$982,153

$1.00	3.24%	0.45%		3.19%		0.10%		$587,983
$1.00	3.25%	0.45%		3.20%		0.10%		$940,516
$1.00	2.89%	0.45%		2.83%		0.10%		$1,055,650
$1.00	3.43%	0.45%		3.39%		0.10%		$1,091,173
$1.00	3.40%	0.45%		3.31%		0.09%		$1,485,227

Notes to Financial Statements

July 31, 2001

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At July 31, 2001, the Tax-Free Obligations Fund had a capital loss carryforward for federal tax purposes of $4,617, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Government Obligations Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	58,956,666,794	42,321,529,617
Shares issued to shareholders in payment of distributions declared	107,810,207	82,665,569
Shares redeemed	(56,828,594,209)	(42,470,790,676)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,235,882,792	(66,595,490)

Institutional Service Shares:
Shares sold	21,328,242,600	29,678,378,857
Shares issued to shareholders in payment of distributions declared	76,474,734	59,504,229
Shares redeemed	(20,602,988,533)	(29,182,829,743)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	801,728,801	555,053,343

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,037,611,593	488,457,853

	Government Obligations Tax-Managed Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	6,116,492,609	4,857,084,465
Shares issued to shareholders in payment of distributions declared	8,806,868	6,602,562
Shares redeemed	(5,143,656,182)	(4,631,424,664)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	981,643,295	232,262,363

Institutional Service Shares:
Shares sold	7,773,626,760	7,057,170,349
Shares issued to shareholders in payment of distributions declared	35,807,804	24,332,590
Shares redeemed	(7,614,357,491)	(6,470,387,379)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	195,077,073	611,115,560

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,176,720,368	843,377,923

	Municipal Obligations Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	5,155,143,529	6,101,965,080
Shares issued to shareholders in payment of distributions declared	4,289,607	3,137,331
Shares redeemed	(5,213,822,554)	(6,013,477,287)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(54,389,418)	91,625,124

Institutional Service Shares:
Shares sold	1,162,413,388	766,373,008
Shares issued to shareholders in payment of distributions declared	6,558,658	5,225,410
Shares redeemed	(1,065,404,854)	(612,179,039)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	103,567,192	159,419,379

Institutional Capital Shares:
Shares sold	844,219,113	671,071,646
Shares issued to shareholders in payment of distributions declared	2,216,008	1,787,939
Shares redeemed	(762,114,444)	(674,754,385)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	84,320,677	(1,894,800)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	133,498,451	249,149,703

	Prime Cash Obligations Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	71,631,965,613	43,306,204,878
Shares issued to shareholders in payment of distributions declared	144,823,902	107,697,226
Shares redeemed	(68,576,990,934)	(42,872,406,455)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,199,798,581	541,495,649

Institutional Service Shares:
Shares sold	7,915,859,892	9,407,726,653
Shares issued to shareholders in payment of distributions declared	19,449,311	16,605,386
Shares redeemed	(7,654,603,549)	(9,287,296,105)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	280,705,654	137,035,934

Institutional Capital Shares:
Shares sold	3,518,936,178	1,976,448,959
Shares issued to shareholders in payment of distributions declared	10,033,515	5,761,109
Shares redeemed	(3,175,918,968)	(2,064,743,483)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	353,050,725	(82,533,415)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,833,554,960	595,998,168

	Prime Value Obligations Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	61,598,338,056	26,890,024,779
Shares issued to shareholders in payment of distributions declared	134,992,739	63,502,442
Shares redeemed	(58,389,265,422)	(26,049,577,802)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,344,065,373	903,949,419

Institutional Service Shares:
Shares sold	12,517,318,401	10,601,515,629
Shares issued to shareholders in payment of distributions declared	31,319,136	22,846,623
Shares redeemed	(12,275,286,286)	(10,623,297,952)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	273,351,251	1,064,300

Institutional Capital Shares:
Shares sold	5,213,163,825	2,082,190,776
Shares issued to shareholders in payment of distributions declared	14,256,792	8,909,192
Shares redeemed	(5,018,662,488)	(2,130,075,465)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	208,758,129	(38,975,497)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,826,174,753	866,038,222

	Tax-Free Obligations Fund
Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	13,493,270,343	12,549,021,068
Shares issued to shareholders in payment of distributions declared	12,669,504	8,484,959
Shares redeemed	(12,683,835,071)	(12,554,449,399)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	822,104,776	3,056,628

Institutional Service Shares:
Shares sold	4,998,809,285	3,676,759,659
Shares issued to shareholders in payment of distributions declared	7,536,198	4,132,945
Shares redeemed	(4,612,292,122)	(3,645,383,139)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	394,053,361	35,509,465

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,216,158,137	38,566,093

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2001, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, GOVERNMENT OBLIGATIONS TAX-MANAGED FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND AND TAX-FREE OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Value Obligations Fund and Tax-Free Obligations Fund (the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 7, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625
Cusip 60934N807 Cusip 60934N617
Cusip 60934N856 Cusip 60934N583
Cusip 60934N849 Cusip 60934N575
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

25716 (9/01)

Federated Investors
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL REPORT

July 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

July 31, 2001

Principal Amount			Value
		SHORT-TERM NOTES--15.3%
		Banking--3.5%
$180,000,000		Abbey National Treasury Services, PLC, 3.805% - 3.885%, 7/19/2002 - 7/26/2002	$179,967,650
41,000,000		Comerica Bank, 3.930%, 8/8/2002	41,046,106
355,007,000		Forrestal Funding Master Trust, (Bank of America, N.A. Swap Agreement), 3.700% - 3.800%, 8/14/2001 - 9/6/2001	353,991,179
100,000,000		National City Bank, Ohio, 6.980%, 8/2/2001	100,005,930

		TOTAL	675,010,865

		Brokerage--5.5%
798,300,000		Goldman Sachs Group, Inc., 3.990% - 5.594%, 8/1/2001 - 3/8/2002	798,300,000
255,000,000		Merrill Lynch & Co., Inc., 4.180% - 4.500%, 4/16/2002 - 6/5/2002	255,000,000

		TOTAL	1,053,300,000

		Finance - Automotive--1.1%
40,000,000		Chase Manhattan Auto Owner Trust 2001-A, Class A1, 3.660%, 8/15/2002	40,000,000
48,434,713		Ford Credit Auto Owner Trust 2001-B, Class A2, 4.901%, 12/17/2001	48,434,713
17,000,000		Ford Motor Credit Co., 4.150%, 5/20/2002	16,989,366
51,450,000		General Motors Acceptance Corp., 4.210% - 6.750%, 10/15/2001 - 2/7/2002	51,525,180
26,747,639		Honda Auto Receivables 2001-1 Owner Trust, Class A1, 5.270%, 3/18/2002	26,760,434
238,793		Nissan Auto Receivables 2000-C Owner Trust, Class A1, 6.700%, 11/15/2001	238,793
29,361,965		Nissan Auto Receivables 2001-B Owner Trust, Class A1, 4.742%, 5/15/2002	29,361,965

		TOTAL	213,310,451

		Finance - Equipment--0.2%
30,000,000		John Deere Capital Corp., 4.105%, 2/22/2002	30,007,233

		Finance - Securities--3.6%
347,700,000		Beta Finance, Inc., 3.910% - 6.935%, 8/20/2001 - 7/15/2002	347,657,092
333,000,000		Sigma Finance, Inc., 3.920% - 7.050%, 8/10/2001 - 7/19/2002	332,948,215

		TOTAL	680,605,307

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Insurance--0.6%
$16,600,131		Americredit Automobile Receivables Trust 2001-A, Class A1, (FSA INS), 5.532%, 2/12/2002	$16,600,131
49,000,000		Americredit Automobile Receivables Trust 2001-B, Class A1, (FSA INS), 3.760%, 8/6/2002	49,000,000
5,000,000		Rochester Gas & Electric Corp., (Guaranteed by AMBAC ), 8.250%, 3/15/2002	5,110,838
36,000,000		WFS Financial 2001-C Owner Trust, (FSA INS) Class A1, 3.640%, 6/20/2002	36,000,000

		TOTAL	106,710,969

		Telecommunications--0.8%
145,000,000		BellSouth Corp., 4.3%, 4/26/2002	144,986,121

		TOTAL SHORT-TERM NOTES	2,903,930,946

		CERTIFICATES OF DEPOSIT--9.2%
		Banking--9.2%
150,000,000		BNP Paribas, 3.880% - 4.490%, 5/1/2002 - 7/24/2002	149,985,732
400,000,000		Bayerische Hypotheken-und Vereinsbank AG, 3.630% - 4.645%, 9/28/2001 - 10/5/2001	400,000,787
100,000,000		Canadian Imperial Bank of Commerce, 4.640%, 9/28/2001	100,001,574
75,000,000		Citibank N.A., New York, 3.940%, 8/21/2001	75,000,000
96,000,000		Comerica Bank, 3.920% - 5.210%, 2/19/2002 - 7/19/2002	96,005,965
100,000,000		Credit Suisse First Boston, 4.590%, 9/26/2001	100,000,000
196,000,000		Deutsche Bank AG, 4.600%, 9/24/2001	196,000,000
14,200,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.630% - 4.000%, 11/9/2001 - 1/24/2002	14,200,000
250,000,000		Royal Bank of Canada, Montreal, 5.200% - 5.210%, 2/20/2002	249,978,578
48,000,000		Societe Generale, Paris, 3.865%, 7/29/2002	47,983,800
200,000,000		Svenska Handelsbanken, Stockholm, 3.870%, 7/29/2002	199,942,142
123,000,000		UBS AG, 4.630% - 5.220%, 2/20/2002 - 3/28/2002	122,985,672

		TOTAL CERTIFICATES OF DEPOSIT	1,752,084,250

		COLLATERALIZED LOAN AGREEMENTS--8.6%
		Banking--2.0%
76,000,000		Dresdner Kleinwort Wassertstein, 3.980%, 8/1/2001	76,000,000
300,000,000		J.P. Morgan & Co., Inc., 3.925% - 3.945%, 8/1/2001	300,000,000

		TOTAL	376,000,000

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--6.6%
$50,000,000		Goldman Sachs Group, 3.895% - 4.035%, 8/1/2001	$50,000,000
200,000,000		Greenwich Capital Markets, Inc., 3.950%, 8/1/2001	200,000,000
200,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.915%, 8/1/2001	200,000,000
100,000,000		Morgan Stanley and Co., Inc., 3.965%, 8/1/2001	100,000,000
700,000,000		Salomon Brothers, Inc., 3.900% - 4.035%, 8/1/2001	700,000,000

		TOTAL	1,250,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,626,000,000

		COMMERCIAL PAPER--31.2%[1]
		Banking--9.7%
375,000,000		Banco Santander Central Hispano, S.A., 3.560% - 4.470%, 8/15/2001 - 1/22/2002	371,779,597
442,433,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 3.780% - 3.790%, 8/8/2001 -- 8/10/2001	442,068,191
120,527,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 3.650% - 4.170%, 8/2/2001 - 10/18/2001	120,229,410
95,000,000		Greenwich Funding Corp., (Credit Suisse First Boston Support Agreement), 3.580%, 10/24/2001	94,206,433
30,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 3.700%, 10/16/2001	30,235,000
18,429,000		Old Slip Funding Corp., (Bank of New York Swap Agreement), 3.800%, 8/6/2001	18,419,274
50,000,000		Park Avenue Receivables Corp., 3.750%, 8/27/2001	49,864,583
150,000,000		Santander Central Hispano Finance (Delaware), Inc., (Guaranteed by Banco Santander Central Hispano, S.A.), 3.750%, 9/13/2001	149,328,125
200,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 3.875% - 3.890%, 8/10/2001 - 8/17/2001	199,692,708
25,000,000		Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 4.490%, 9/17/2001	24,853,451
250,000,000		UBS Finance (Delaware), Inc., (UBS AG LOC), 3.600% - 4.520%, 9/28/2001 - 10/2/2001	248,233,556
100,000,000		Wells Fargo & Co., 3.650%, 8/2/2001	99,989,861

		TOTAL	1,848,900,189

		Finance - Automotive--0.5%
95,000,000		Ford Motor Credit Co., 3.610%, 12/27/2001	93,590,094

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Commercial--8.7%
$50,000,000		CIT Group, Inc., 4.060%, 8/9/2001	$49,954,889
321,854,000		Clipper Receivables Corp., 3.760% - 3.810%, 8/2/2001 - 8/16/2001	321,666,271
397,376,000		Compass Securitization LLC, 3.740% - 4.000%, 8/2/2001 - 9/6/2001	396,723,908
109,850,000		Falcon Asset Securitization Corp., 3.830% - 4.460%, 8/7/2001 - 10/15/2001	109,358,804
175,000,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 3.630%, 10/15/2001	173,676,563
190,000,000		General Electric Capital Corp., 3.620%, 12/13/2001	187,439,856
150,000,000		General Electric Capital Services, 3.560%, 10/22/2001	148,783,667
264,083,000		Jupiter Securitization Corp., 3.780% - 3.800%, 8/8/2001 - 9/11/2001	263,834,274

		TOTAL	1,651,438,232

		Finance - Retail--3.1%
29,800,000		CommoLoCo, (Guaranteed by American General Finance Corp.), 5.090% - 5.125%, 8/6/2001 - 8/13/2001	29,767,364
50,000,000		Edison Asset Securitization LLC, 3.800%, 8/7/2001	49,968,333
225,000,000		New Center Asset Trust, 3.610% - 3.620%, 9/21/2001 - 12/7/2001	222,773,403
186,090,000		PREFCO-Preferred Receivables Funding Co., 3.700%, 8/28/2001	185,570,809
50,000,000		Wells Fargo Financial, Inc., 3.700% - 6.335%, 8/13/2001 - 1/9/2002	49,533,528
45,000,000		Windmill Funding Corp., 3.890%, 8/20/2001	44,907,613

		TOTAL	582,521,050

		Finance - Securities--0.4%
75,000,000		Beta Finance, Inc., 3.680% - 3.780%, 9/12/2001 - 3/11/2002	73,901,350

		Insurance--8.8%
125,000,000		CXC, Inc., 3.640% - 3.950%, 8/16/2001 - 10/16/2001	124,643,306
876,000,000		Galaxy Funding, Inc., 3.605% - 5.110%, 8/17/2001 - 11/21/2001	869,400,999
583,000,000		Paradigm Funding LLC, 3.640% - 3.800%, 8/9/2001 - 9/21/2001	581,716,203
96,820,000		Sheffield Receivables Corp., 3.720% - 3.800%, 8/13/2001 - 9/7/2001	96,577,658

		TOTAL	1,672,338,166

		TOTAL COMMERCIAL PAPER	5,922,689,081

		LOAN PARTICIPATION--6.1%
		Electrical Equipment--0.2%
39,300,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 3.848%, 5/17/2002	39,300,000

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Finance - Automotive--4.2%
$248,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.880%, 8/1/2001	$248,000,000
554,000,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 3.850% - 3.890%, 8/3/2001 - 8/17/2001	554,000,000

		TOTAL	802,000,000

		Food & Beverage--0.5%
100,000,000		Sara Lee Corp., 3.780%, 8/16/2001	100,000,000

		Oil & Oil Finance--1.1%
199,000,000		Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 3.780% - 4.030%, 8/7/2001 - 8/17/2001	199,000,000

		Transportation--0.1%
15,064,717		BAA - McArthurGlen, (BAA PLC LOC), 3.760%, 8/31/2001	15,064,717

		TOTAL LOAN PARTICIPATION	1,155,364,717

		NOTES - VARIABLE--21.1%[2]
		Banking--8.8%
5,805,000		4 C's LLC, (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	5,805,000
2,785,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 3.850%, 8/2/2001	2,785,000
4,810,000		Abbott Foods, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	4,810,000
11,920,000		Active Living of Glenview, LLC, (Series 1998), (Firstar Bank, N.A. LOC), 3.870%, 8/1/2001	11,920,000
4,455,000		Adena Health System, Adena Health System Project, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.900%, 8/2/2001	4,455,000
3,515,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 3.790%, 8/2/2001	3,515,000
5,020,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 3.920%, 8/2/2001	5,020,000
1,815,000		Alabama State IDA, Standard Furniture Project, (Series 1995), (AmSouth Bank N.A., Birmingham LOC), 3.920%, 8/2/2001	1,815,000
6,910,000		Aliceville, AL, IDB, Buchanan Hardwood Flooring Co., (Series 1999), (Regions Bank, Alabama LOC), 3.790%, 8/2/2001	6,910,000
2,805,000		Allegheny County, PA, IDA, (Series 1999-B), (Bank One, N.A. (Ohio) LOC), 3.800%, 8/2/2001	2,805,000
9,885,000		American Xtal Technology, Inc., Xtal Project, (Series 1998), (U.S. Bank, N.A., Minneapolis LOC), 3.880%, 8/2/2001	9,885,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$7,500,000		Arrow N.A., Inc., (Bank of America, N.A. LOC), 3.844%, 8/2/2001	$7,500,000
3,000,000		Auth Family, LLC, 1998 Issue, (Allfirst Bank LOC), 3.840%, 8/7/2001	3,000,000
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 3.970%, 8/2/2001	4,000,000
7,745,000		Bethesda Country Club, Inc., (Series 1997), (Allfirst Bank LOC), 3.840%, 8/7/2001	7,745,000
1,945,000		Bethesda Healthcare, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 3.920%, 8/2/2001	1,945,000
1,507,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,507,790
9,710,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 3.840%, 8/2/2001	9,710,000
9,210,000		Brentlinger Real Estate Co., (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	9,210,000
2,495,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,495,000
1,055,000		Burlington, WI, Community Development Authority, Hi Liter Graphics, (Series 1998 B), (Bank One, Wisconsin, N.A. LOC), 3.950%, 8/2/2001	1,055,000
7,082,000		Capital One Funding Corp., (Series 1998-C), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	7,082,000
20,569,000		Capital One Funding Corp., (Series 1999-A), (Bank One, Kentucky LOC), 3.850%, 8/2/2001	20,569,000
19,890,000		Capital One Funding Corp., (Series 1999-B), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	19,890,000
1,186,000		Capital One Funding Corp., (Series 1994-A), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	1,186,000
18,110,000		Capital One Funding Corp., (Series 1994-C), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	18,110,000
7,599,107		Capital One Funding Corp., (Series 1994-D), (Bank One, Kentucky LOC), 3.850%, 8/2/2001	7,599,107
103,000		Capital One Funding Corp., (Series 1995-A), (Bank One, Indiana, N.A. LOC), 3.850%, 8/2/2001	103,000
5,664,000		Capital One Funding Corp., (Series 1995-B), (Bank One, Kentucky LOC), 3.850%, 8/2/2001	5,664,000
17,567,000		Capital One Funding Corp., (Series 1995-F), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	17,567,000
7,052,300		Capital One Funding Corp., (Series 1996-H), (Bank One, West Virginia, N.A. LOC), 3.850%, 8/2/2001	7,052,300
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$745,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.900%, 8/2/2001	$745,000
3,840,000		Cattail Creek Country Club, (Series 1999), (Allfirst Bank LOC), 3.840%, 8/7/2001	3,840,000
2,000,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999-B), (Comerica Bank LOC), 3.940%, 8/1/2001	2,000,000
3,500,000		Chemi-Trol Chemical Co., (Huntington National Bank, Columbus, OH LOC), 3.850%, 8/2/2001	3,500,000
4,710,000		Clinton County, NY, IDA, Bombardier Project, (Series 1998-B), (HSBC Bank USA LOC), 3.800%, 8/2/2001	4,710,000
992,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	992,337
5,440,000		Colonie, NY, IDA, Mechanical Technology, Inc. Project, (Series 1998-A), (KeyBank, N.A. LOC), 3.850%, 8/2/2001	5,440,000
1,000,000		Colorado Health Facilities Authority, Development Disabilities Resource Center, (Series 1998-C1), (Bank One, Colorado LOC), 3.850%, 8/2/2001	1,000,000
2,740,000		Columbia County, GA, Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 3.850%, 8/1/2001	2,740,000
70,000,000		Comerica Bank, 3.830%, 8/7/2001	70,000,000
7,500,000		Commercial Contractors, Inc., (Series 1998), (Allfirst Bank LOC), 3.840%, 8/7/2001	7,500,000
6,500,000		Communications Corp. of America, (Series 1998), (Wachovia Bank of NC, N.A. LOC), 3.830%, 8/1/2001	6,500,000
10,680,000		Coventry Madison LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 3.840%, 8/2/2001	10,680,000
9,000,000		Crane Plastics Siding LLC, (Series 2000), (Bank One, N.A. (Chicago) LOC), 3.844%, 8/2/2001	9,000,000
75,000,000		Credit Agricole Indosuez, 3.724%, 8/29/2001	74,996,924
6,580,000		Cruiser Properties, LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	6,580,000
5,445,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.900%, 8/2/2001	5,445,000
6,250,000		Daphne, AL, Special Care Facilities Financing Authority, Presbyterian Retirement Corp., (Series 1998-B), 3.850%, 8/2/2001	6,250,000
11,700,000		David Lipscomb University, (Series 1998), (SunTrust Bank LOC), 3.850%, 8/1/2001	11,700,000
17,100,000		Decatur, AL IDB, Bailey-PVS Oxides Project, (Series 1998), (SunTrust Bank LOC), 3.840%, 8/2/2001	17,100,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$7,910,000		Dewberry IV LP, (Series 1997), (Allfirst Bank LOC), 3.840%, 8/7/2001	$7,910,000
4,570,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	4,570,000
3,875,000		Double H Plastics, Inc., (Series 1998), (First Union National Bank, Charlotte, NC LOC), 3.990%, 8/1/2001	3,875,000
1,715,000		Douglas County, GA, Development Authority, Heritage Bag Project, (Series 1998-B), (Wachovia Bank of NC, N.A. LOC), 3.790%, 8/2/2001	1,715,000
3,500,000		EPCO Carbondioxide Products, Inc., (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 3.790%, 8/2/2001	3,500,000
3,495,000		Eastwinds Investment, Ltd., (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	3,495,000
7,000,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	7,000,000
5,740,000		Fannin County IDA, (Series 1998), Georgia Crown Distributing Co., (SunTrust Bank LOC), 3.850%, 8/1/2001	5,740,000
43,000,000		First Union National Bank, Charlotte, NC, 3.940%, 8/1/2001	43,000,000
4,690,000		Foothill Development Group, LLC, (Series 1998), (U.S. Bank, N.A., Minneapolis LOC), 3.850%, 8/2/2001	4,690,000
3,869,000		Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 3.840%, 8/3/2001	3,869,000
3,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 3.870%, 8/2/2001	3,000,000
15,985,000		Galasso Materials, LLC and Galasso Holdings, LLC, (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	15,985,000
2,085,000		Gerken Materials, Inc., (Series 1995), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,085,000
2,770,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,770,000
8,960,000		Grand Aire Express, Inc., (Series 1997), (National City Bank, Ohio LOC), 3.870%, 8/2/2001	8,960,000
10,000,000		Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000-A), (Firstar Bank, N.A. LOC), 3.900%, 8/1/2001	10,000,000
10,000,000		Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000-B), (Firstar Bank, N.A. LOC), 3.850%, 8/1/2001	10,000,000
1,895,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,895,000
6,825,000		Gwinnett County, GA, Newell Recycling of Atlanta, (Series 1998), 3.900%, 8/2/2001	6,825,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,560,000		H & P Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 3.880%, 8/2/2001	$6,560,000
9,105,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	9,105,000
10,000,000		Harvey A. Tolson, (Firstar Bank, N.A. LOC), 3.970%, 8/2/2001	10,000,000
4,835,000		Hazlet Manor Associates, (Series 1998), (Allfirst Bank LOC), 3.840%, 8/7/2001	4,835,000
20,325,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 3.840%, 8/2/2001	20,325,000
4,110,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 3.920%, 8/2/2001	4,110,000
16,715,000		JFK Family Borrowing, LLP, (Series 1997), (Allfirst Bank LOC), 3.840%, 8/7/2001	16,715,000
4,400,000		J.P. Plymouth Properties LLC, (Series 1999), (Michigan National Bank, Farmington Hills LOC), 3.894%, 8/1/2001	4,400,000
7,940,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	7,940,000
3,920,000		Kings Creek Country Club, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 4.040%, 8/1/2001	3,920,000
2,250,000		L.H. Kroh, Inc., (Series 1998), (First Union National Bank, Charlotte, NC LOC), 4.040%, 8/1/2001	2,250,000
1,105,000		Lincoln Park, (Bank One, N.A. (Chicago) LOC), 3.850%, 8/2/2001	1,105,000
157,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.850%, 8/15/2001	157,000,000
28,264,363		Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 3.829%, 8/19/2001	28,264,363
5,165,000		Los Angeles, CA, MERLOTS, (Series 2000-A), (H&H Theatre), (First Union National Bank, Charlotte, NC LOC), 3.890%, 8/1/2001	5,165,000
69,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 3.775%, 9/27/2001	69,000,000
6,740,000		Mack Industries, (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	6,740,000
535,000		Madison, WI, Community Development Authority, (Series 1997-B), Hamilton Point Apts. (Bank One, Wisconsin, N.A. LOC), 3.900%, 8/2/2001	535,000
260,000		Maryland Economic Development Corp., (Allfirst Bank LOC), 3.890%, 8/3/2001	260,000
22,350,000		Maryland Economic Development Corp., Human Genome, (Series 1997), (Allfirst Bank LOC), 3.840%, 8/7/2001	22,350,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$13,125,000		Maryland Economic Development Corp., Human Genome Sciences, (Series 1999B), (First Union National Bank, Charlotte, NC LOC), 3.840%, 8/7/2001	$13,125,000
33,000,000		Massachusetts Development Finance Agency, (Chase Manhattan Bank, New York LOC), 3.900%, 8/1/2001	33,000,000
3,795,000		McClatchy-Avondale Corp., (Series 1999), (Allfirst Bank LOC), 3.840%, 8/7/2001	3,795,000
1,415,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank of Northwestern OH LOC), 3.890%, 8/2/2001	1,415,000
5,875,000		Medford Convalescent & Nursing Center, (Series 1997), (Allfirst Bank LOC), 3.840%, 8/7/2001	5,875,000
2,530,000		Midwest Funding Corp., (Series 1991 A), Class A-1, (Bank One, N.A. (Ohio) LOC), 3.800%, 8/2/2001	2,530,000
568,000		Midwest Funding Corp., (Series 1991-C), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	568,000
2,413,000		Midwest Funding Corp., (Series 1992-B), (Bank One, N.A. (Ohio) LOC), 3.850%, 8/2/2001	2,413,000
1,248,000		Midwest Funding Corp., (Series 1992-C), (Bank One, N.A. (Ohio) LOC), 3.800%, 8/2/2001	1,248,000
4,575,000		Miller, James & Deborah, (Series 1997), (Allfirst Bank LOC), 3.840%, 8/7/2001	4,575,000
8,600,000		Mississippi Business Finance Corp., Choctaw Foods, Inc., (Rabobank Nederland, Utrecht LOC), 3.850%, 8/1/2001	8,600,000
7,200,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 3.790%, 8/2/2001	7,200,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank of NC, N.A. LOC), 3.740%, 8/2/2001	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank of NC, N.A. LOC), 3.830%, 8/1/2001	17,000,000
2,000,000		Mississippi Business Finance Corp., (Series 1995), Plantation Pointe, LP Project, (SunTrust Bank LOC), 3.790%, 8/2/2001	2,000,000
2,300,000		Moody, AL, (Series 2000-B), (Regions Bank, Alabama LOC), 3.850%, 8/2/2001	2,300,000
12,925,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 3.890%, 8/2/2001	12,925,000
960,000		Nova University, Inc. Lease Revenue Bonds, (Series 1993), Miami Dolphins Training Facility, (SunTrust Bank LOC), 3.850%, 8/1/2001	960,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,659,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.944%, 8/2/2001	$4,659,000
1,140,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.900%, 8/2/2001	1,140,000
12,555,000		Ohio Solid Waste Facility, Bailey-PVS Oxides, LLC (Series 1998), (KeyBank, N.A. LOC), 3.900%, 8/2/2001	12,555,000
5,230,000		Old South Country Club, Inc., (Series 1999), (Allfirst Bank LOC), 3.840%, 8/7/2001	5,230,000
13,000,000		One Renaissance Hamilton, Inc., (Series 1999), (Bank One, N.A. (Ohio) LOC), 3.920%, 8/2/2001	13,000,000
1,650,000		Orangeburg Convalescent Care Center, Inc., (Series 1995-A), (PNC Bank, N.A. LOC), 3.800%, 8/6/2001	1,650,000
1,890,000		P & P Investment Co., Inc., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.840%, 8/2/2001	1,890,000
1,895,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.894%, 8/2/2001	1,895,000
1,710,000		Port Authority of Saint Paul, MN, Bix Fruit Co., (Series 1998-B), (U.S. Bank, N.A., Minneapolis LOC), 4.080%, 8/2/2001	1,710,000
2,950,000		Port Authority of Saint Paul, MN, National Checking Co. Project, (Series 1998-B), (U.S. Bank, N.A., Minneapolis LOC), 3.980%, 8/2/2001	2,950,000
6,600,000		Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 3.850%, 8/2/2001	6,600,000
1,805,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,805,000
25,000,000		Riderwood Village, Inc., (Allfirst Bank LOC), 3.910%, 8/2/2001	25,000,000
8,920,000		Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	8,920,000
8,685,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.850%, 8/1/2001	8,685,000
10,750,000		Rooker, J.W., (Wachovia Bank of NC, N.A. LOC), 3.830%, 8/1/2001	10,750,000
44,000,000		SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 3.910%, 9/13/2001	44,000,000
40,000,000		SMM Trust, (Series 2001-N), Class A-1 Notes, (Morgan Guaranty Trust Co., New York LOC), 3.851%, 9/19/2001	40,000,000
8,050,000		Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 4.000%, 8/2/2001	8,050,000
3,166,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank of Northwestern OH LOC), 3.840%, 8/2/2001	3,166,000
3,010,000		Scranton Times LP, (Series 1997), (PNC Bank, N.A. LOC), 3.800% 8/6/2001	3,010,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$9,105,000		Smith Land Improvement Corp., (Series 1999), (Allfirst Bank LOC), 3.840%, 8/7/2001	$9,105,000
645,000		Solon, OH, Custom Graphics, (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	645,000
8,500,000		Spira Millenium LLC, (Series 2001), (Fleet National Bank LOC), 3.900%, 8/2/2001	8,500,000
2,357,000		Spitzer Group, (Series 1996-A), (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	2,357,000
1,770,000		Spitzer Group, (Series 1996-B), (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	1,770,000
14,000,000		Spitzer Group, (Series 1998-A), (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	14,000,000
6,730,000		Spitzer Group, (Series 1998-B), (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	6,730,000
5,770,000		Springfield Ltd., (Series A), (UBS AG LOC), 3.850%, 8/2/2001	5,770,000
2,605,000		Stratford Properties, LP, (Series 1998), (Allfirst Bank LOC), 3.840%, 8/7/2001	2,605,000
4,095,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.900%, 8/2/2001	4,095,000
45,565,000		Terry Griffin Gate Partners, Ltd., (Series 1995), (Bank One, Kentucky LOC), 3.850%, 8/2/2001	45,565,000
6,000,000		Town Development, Inc., (Series 2000), (Allfirst Bank LOC), 3.840%, 8/3/2001	6,000,000
990,000		Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 3.940%, 8/1/2001	990,000
50,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 3.928%, 9/18/2001	50,000,000
4,715,000		Van Dyne Crotty Co., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.850%, 8/2/2001	4,715,000
7,870,000		Van Dyne Crotty Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.850%, 8/2/2001	7,870,000
950,000		Van Wyk, Bruce M., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	950,000
2,980,000		Van Wyk Enterprises, Inc., (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,980,000
2,060,000		Van Wyk Enterprises, Inc., (Series 1998-B), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	2,060,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$405,000		Van Wyk Enterprises, Inc., (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	$405,000
3,395,000		Van Wyk Enterprises, Inc., (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	3,395,000
615,000		Van Wyk Enterprises, Inc., (Series 1998-E), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	615,000
775,000		Van Wyk Enterprises, Inc., (Series 1998-F), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	775,000
1,843,000		Vista Funding Corp., (Bank One, N.A. (Ohio) LOC), 3.800%, 8/2/2001	1,843,000
2,204,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank of Northwestern OH LOC), 3.800%, 8/2/2001	2,204,000
1,139,000		Vista Funding Corp., (Series 1995-B), (Fifth Third Bank of Northwestern OH LOC), 3.800%, 8/2/2001	1,139,000
8,393,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank of Northwestern OH LOC), 3.900%, 8/2/2001	8,393,000
1,677,000		Vista Funding Corp., (Series 1995-E), (Bank One, N.A. (Ohio) LOC), 3.900%, 8/2/2001	1,677,000
6,666,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank of Northwestern OH LOC), 3.920%, 8/2/2001	6,666,000
3,415,000		Vulcan, Inc., (AmSouth Bank N.A., Birmingham LOC), 3.920%, 8/2/2001	3,415,000
881,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	881,431
66,000,000		Wells Fargo & Co., 3.800%, 8/13/2001	66,000,000
5,990,000		Westminster Village Terre Haute, Inc., (Huntington National Bank, Columbus, OH LOC), 3.850%, 8/2/2001	5,990,000
1,800,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	1,800,000
12,625,000		Whetstone Care Center, LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.890%, 8/2/2001	12,625,000
1,500,000		White Bear Lake, MN, (Series 1993), (Wells Fargo Bank Minnesota, N.A. LOC), 4.040%, 8/2/2001	1,500,000
9,100,000		Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank of NC, N.A. LOC), 3.830%, 8/1/2001	9,100,000
15,655,000		William Hill Manor, Inc., (Series 1998), (Allfirst Bank LOC), 3.840%, 8/7/2001	15,655,000
7,125,000		Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 3.844%, 8/2/2001	7,125,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,445,000		Wilsbach Distributors, Inc., (Series 1999), (Allfirst Bank LOC), 3.910%, 8/1/2001	$8,445,000
2,010,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 3.843%, 8/2/2001	2,010,000

		TOTAL	1,669,457,252

		Brokerage--1.8%
123,000,000		Goldman Sachs Group, Inc., 3.798%, 9/21/2001	123,000,000
215,000,000		Morgan Stanley & Co., 3.940%, 8/1/2001	215,000,000

		TOTAL	338,000,000

		Electrical Equipment--0.4%
3,625,000		Alabama State IDA, General Electric Project, (General Electric Capital Corp. LOC), 3.830%, 8/2/2001	3,625,000
65,786,454		Northwest Airlines, Inc., (Guaranteed by General Electric Capital Corp.), 3.800%, 8/6/2001	65,786,454

		TOTAL	69,411,454

		Finance - Automotive--0.8%
10,000,000		Ford Motor Credit Co., 4.130%, 9/2/2001	10,001,288
150,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 3.800%, 8/2/2001	149,043,355

		TOTAL	159,044,643

		Finance - Commercial--1.3%
243,000,000		CIT Group, Inc., 4.394%, 8/3/2001	243,000,000

		Finance - Retail--0.9%
30,000,000		Associates Corp. of North America, 4.156%, 8/27/2001	30,014,747
100,000,000		Associates Corp. of North America, (Guaranteed by Citicorp), 4.090%, 8/1/2001	100,019,559
40,000,000		Bishop's Gate Residential Mortgage Trust 2001-1, Class A-1, 3.904%, 8/31/2001	40,000,000

		TOTAL	170,034,306

		Finance - Securities--1.4%
70,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.727%, 9/15/2001	70,000,000
190,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.855% - 3.900%, 8/1/2001	189,992,153

		TOTAL	259,992,153

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Government Agency--0.3%
$7,945,000		Direct One Funding Corp., (FNMA INS), 3.860%, 8/2/2001	$7,945,000
29,290,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA INS), 3.860%, 8/2/2001	29,290,000
14,885,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (FNMA INS), 3.860%, 8/2/2001	14,885,000
5,350,000		Grand Pointe II LP, (Series 1999) Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 3.800%, 8/2/2001	5,350,000

		TOTAL	57,470,000

		Insurance--4.4%
14,100,000		Albuquerque, NM, (Series 2000-A), (MBIA INS), 3.830%, 8/1/2001	14,100,000
84,000,000		Allstate Life Insurance Co., 3.975% - 4.047%, 8/1/2001	84,000,000
12,000,000		Association of American Medical Colleges, (AMBAC INS) (Guaranteed by Chase Manhattan Bank, New York), 3.790%, 8/1/2001	12,000,000
35,500,000		First Allmerica Financial Life Insurance Co., 4.485%, 8/3/2001	35,500,000
40,000,000		GE Life and Annuity Assurance Co., 4.100%, 9/1/2001	40,000,000
158,600,000		Jackson National Life Insurance Co., 3.900% - 4.420%, 8/1/2001 - 8/22/2001	158,600,000
33,499,616		Liquid Asset Backed Securities Trust, (Series 1997-3), Senior Notes, (Guaranteed by AMBAC), 3.675%, 9/28/2001	33,499,616
117,000,000		Monumental Life Insurance Co., 3.950% - 4.140%, 8/1/2001 -- 8/31/2001	117,000,000
55,000,000		New York Life Insurance Co., 4.120%, 9/1/2001	55,000,000
49,000,000		Protective Life Insurance Co., 4.464%, 8/1/2001	49,000,000
15,000,000		Security Life of Denver Insurance Co., 3.805%, 10/26/2001	15,000,000
100,000,000		Transamerica Occidental Life Insurance Co., 3.930%, 10/7/2001	100,000,000
87,000,000		Travelers Insurance Co., 3.890% - 4.100%, 9/4/2001 - 9/28/2001	87,000,000
36,355,000		World Wildlife Fund, Inc., (Series 2000-B), (AMBAC INS), 3.790%, 8/2/2001	36,355,000

		TOTAL	837,054,616

		Telecommunications--1.0%
73,000,000		BellSouth Telecommunications, Inc., 3.970%, 9/14/2001	73,000,000
110,000,000		Verizon Global Funding, 3.737%, 9/20/2001	109,966,041

		TOTAL	182,966,041

		TOTAL NOTES -- VARIABLE	3,986,430,465

Principal Amount			Value
		TIME DEPOSITS--8.1%
		Banking--8.1%
$500,000,000		BNP Paribas, 3.844%, 8/1/2001	$500,000,000
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 3.875%, 8/1/2001	100,000,000
80,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 3.875%, 8/1/2001	80,000,000
400,000,000		Credit Agricole Indosuez, 3.875%, 8/1/2001	400,000,000
105,000,000		Deutsche Bank AG, 3.875%, 8/1/2001	105,000,000
250,000,000		Societe Generale, Paris, 3.875%, 8/1/2001	250,000,000
105,000,000		Westdeutsche Landesbank Girozentrale, 3.875%, 8/1/2001	105,000,000

		TOTAL TIME DEPOSITS	1,540,000,000

		REPURCHASE AGREEMENTS--1.0%[4]
2,647,000		Goldman Sachs & Co., 3.910%, dated 7/31/2001, due 8/1/2001	2,647,000
8,265,000		J.P. Morgan & Co., Inc., 3.910%, dated 7/31/2001, due 8/1/2001	8,265,000
135,000,000		Salomon Brothers, Inc., 3.920%, dated 7/31/2001, due 8/1/2001	135,000,000
50,000,000		Warburg Dillon Reed LLC, 3.810%, dated 7/31/2001, due 8/1/2001	50,000,000

		TOTAL REPURCHASE AGREEMENTS	195,912,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$19,082,411,459

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At July 31, 2001, these securities amounted to $119,000,000 which represents 0.6% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($19,007,797,265) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts--Liquidity Option Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2001

Assets:
Total investments in securities, at amortized cost and value		$19,082,411,459
Cash		1,694,948
Receivable for investments sold		15,000
Income receivable		75,786,151
Receivable for shares sold		865,445

TOTAL ASSETS		19,160,773,003

Liabilities:
Payable for investments purchased	$106,000,000
Payable to adviser	118,000
Payable for shares redeemed	1,801,620
Income distribution payable	41,779,395
Accrued expenses	3,276,723

TOTAL LIABILITIES		152,975,738

Net assets for 19,007,797,265 shares outstanding		$19,007,797,265

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$13,560,152,582 ÷ 13,560,152,582 shares outstanding		$1.00

Institutional Service Shares:
$5,447,644,683 ÷ 5,447,644,683 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2001

Investment Income:
Interest			$855,337,010

Expenses:
Investment adviser fee		$30,583,760
Administrative personnel and services fee		11,514,785
Custodian fees		796,513
Transfer and dividend disbursing agent fees and expenses		220,570
Directors'/Trustees' fees		91,032
Auditing fees		13,298
Legal fees		36,222
Portfolio accounting fees		997,221
Shareholder services fee--Institutional Shares		26,042,524
Shareholder services fee--Institutional Service Shares		12,187,176
Share registration costs		1,282,857
Printing and postage		36,903
Insurance premiums		630,955
Miscellaneous		54,442

TOTAL EXPENSES		84,488,258

Waivers:
Waiver of investment adviser fee	$(15,000,238)
Waiver of shareholder services fee--Institutional Shares	(26,042,524)

TOTAL WAIVERS		(41,042,762)

Net expenses			43,445,496

Net investment income			$811,891,514

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$811,891,514	$590,678,952

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(553,832,650)	(364,888,490)
Institutional Service Shares	(258,058,864)	(225,790,462)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(811,891,514)	(590,678,952)

Share Transactions:
Proceeds from sale of shares	204,920,733,922	123,070,717,609
Net asset value of shares issued to shareholders in payment of distributions declared	278,837,294	198,873,331
Cost of shares redeemed	(197,065,069,296)	(121,797,253,049)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,134,501,920	1,472,337,891

Change in net assets	8,134,501,920	1,472,337,891

Net Assets:
Beginning of period	10,873,295,345	9,400,957,454

End of period	$19,007,797,265	$10,873,295,345

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.06	0.06	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.06)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	5.74%	5.88%	5.14%	5.64%	5.45%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	5.32%	5.76%	4.99%	5.51%	5.35%

Expense waiver/reimbursement[3]	0.35%	0.35%	0.35%	0.35%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$13,560,153	$6,630,924	$5,185,448	$3,980,339	$3,588,082

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights --
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	5.48%	5.62%	4.88%	5.37%	5.19%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	5.29%	5.50%	4.77%	5.24%	5.11%

Expense waiver/reimbursement[3]	0.10%	0.10%	0.10%	0.10%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,447,645	$4,242,371	$4,215,510	$3,468,222	$2,236,997

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2001

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resale. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2001, capital paid in aggregated $19,007,797,265.

Transactions in shares were as follows:

Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	155,829,919,326	90,434,281,491
Shares issued to shareholders in payment of distributions declared	194,017,875	132,692,451
Shares redeemed	(149,094,708,313)	(89,121,497,969)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,929,228,888	1,445,475,973

Year Ended July 31	2001	2000
Institutional Service Shares:
Shares sold	49,090,814,596	32,636,436,118
Shares issued to shareholders in payment of distributions declared	84,819,419	66,180,880
Shares redeemed	(47,970,360,983)	(32,675,755,080)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,205,273,032	26,861,918

NET CHANGE FROM SHARE TRANSACTIONS	8,134,501,920	1,472,337,891

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF PRIME OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Obligations Fund (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods in the three years ended July 31, 1999 were audited by other auditors, whose report dated September 29, 1999 expresses an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 7, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00645-06 (09/01)

Federated Investors
World-Class Investment Manager

Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL REPORT

July 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

July 31, 2001

Principal Amount		Value
	SHORT-TERM U.S. TREASURY OBLIGATIONS--8.7%
	U.S. Treasury--8.7%
$1,021,000,000	U.S. Treasury Notes, 6.250% - 6.625%, 2/28/2002 -- 8/15/2002	$1,041,015,198

	TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS	1,041,015,198

	REPURCHASE AGREEMENTS--91.4%[1]
574,000,000	BNP Paribas Securities Corp., 3.870%, dated 7/31/2001, due 8/1/2001	574,000,000
419,000,000	Bank of Nova Scotia, Toronto, 3.860%, dated 7/31/2001, due 8/1/2001	419,000,000
839,042,000	Barclays Capital, Inc., 3.870%, dated 7/31/2001, due 8/1/2001	839,042,000
489,000,000	Bear Stearns Cos., Inc., 3.880%, dated 7/31/2001, due 8/1/2001	489,000,000
139,000,000	CIBC Wood Gundy Securities Corp., 3.870%, dated 7/31/2001, due 8/1/2001	139,000,000
379,000,000	Credit Suisse First Boston Corp., 3.870%, dated 7/31/2001, due 8/1/2001	379,000,000
564,000,000	Deutsche Bank Alex Brown, Inc., 3.870%, dated 7/31/2001, due 8/1/2001	564,000,000
544,000,000	Dresdner Kleinwort Wassertstein, 3.870%, dated 7/31/2001, due 8/1/2001	544,000,000
144,000,000	First Union Securities, Inc., 3.860%, dated 7/31/2001, due 8/1/2001	144,000,000
564,000,000	Goldman Sachs & Co., 3.850%, dated 7/31/2001, due 8/1/2001	564,000,000
444,000,000	Greenwich Capital Markets, Inc., 3.860%, dated 7/31/2001, due 8/1/2001	444,000,000
564,000,000	J.P. Morgan & Co., Inc., 3.860%, dated 7/31/2001, due 8/1/2001	564,000,000
789,000,000	Morgan Stanley & Co., Inc., 3.860%, dated 7/31/2001, due 8/1/2001	789,000,000
564,000,000	Salomon Brothers, Inc., 3.870%, dated 7/31/2001, due 8/1/2001	564,000,000
266,924,000	Societe Generale Securities Corp., 3.860%, dated 7/31/2001, due 8/1/2001	266,924,000
1,019,000,000	Societe Generale, London, 3.860%, dated 7/31/2001, due 8/1/2001	1,019,000,000
439,000,000	State Street Bank and Trust Co., 3.850%, dated 7/31/2001, due 8/1/2001	439,000,000
544,000,000	Toronto Dominion Securities (USA), Inc., 3.870%, dated 7/31/2001, due 8/1/2001	544,000,000
68,000,000	Warburg Dillon Reed LLC, 3.760%, dated 7/31/2001, due 8/1/2001	68,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--continued[1]
$994,000,000	Warburg Dillon Reed LLC, 3.860%, dated 7/31/2001, due 8/1/2001	$994,000,000
564,000,000	Westdeutsche Landesbank Girozentrale, 3.870%, dated 7/31/2001, due 8/1/2001	564,000,000

	TOTAL REPURCHASE AGREEMENTS	10,910,966,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$11,951,981,198

1 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,940,141,663) at July 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2001

Assets:
Investments in repurchase agreements	$10,910,966,000
Investments in securities	1,041,015,198

Total investments in securities, at amortized cost and value		$11,951,981,198
Cash		134,231
Income receivable		19,051,963
Receivable for shares sold		794,508

TOTAL ASSETS		11,971,961,900

Liabilities:
Payable for shares redeemed	1,419,980
Income distribution payable	28,776,305
Accrued expenses	1,623,952

TOTAL LIABILITIES		31,820,237

Net assets for 11,940,141,663 shares outstanding		$11,940,141,663

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,009,591,569 ÷ 6,009,591,569 shares outstanding		$1.00

Institutional Service Shares:
$5,319,163,948 ÷ 5,319,163,948 shares outstanding		$1.00

Institutional Capital Shares:
$611,386,146 ÷ 611,386,146 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2001

Investment Income:
Interest			$626,020,820

Expenses:
Investment adviser fee		$22,659,831
Administrative personnel and services fee		8,531,426
Custodian fees		575,520
Transfer and dividend disbursing agent fees and expenses		55,830
Directors'/Trustees' fees		77,520
Auditing fees		13,081
Legal fees		15,292
Portfolio accounting fees		773,877
Shareholder services fee--Institutional Shares		15,237,579
Shareholder services fee--Institutional Service Shares		12,088,594
Shareholder services fee--Institutional Capital Shares		998,615
Share registration costs		311,022
Printing and postage		23,068
Insurance premiums		17,677
Miscellaneous		49,950

TOTAL EXPENSES		61,428,882

Waivers:
Waiver of investment adviser fee	$(9,938,962)
Waiver of shareholder services fee--Institutional Shares	(15,237,579)
Waiver of shareholder services fee--Institutional Capital Shares	(599,169)

TOTAL WAIVERS		(25,775,710)

Net expenses			35,653,172

Net investment income			$590,367,648

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$590,367,648	$570,650,584

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(326,392,484)	(315,812,495)
Institutional Service Shares	(243,382,845)	(235,203,016)
Institutional Capital Shares	(20,592,319)	(19,635,073)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(590,367,648)	(570,650,584)

Share Transactions:
Proceeds from sale of shares	63,459,584,457	62,433,586,372
Net asset value of shares issued to shareholders in payment of distributions declared	152,485,926	145,648,369
Cost of shares redeemed	(61,806,895,613)	(63,418,490,566)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,805,174,770	(839,255,825)

Change in net assets	1,805,174,770	(839,255,825)

Net Assets:
Beginning of period	10,134,966,893	10,974,222,718

End of period	$11,940,141,663	$10,134,966,893

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	5.47%	5.58%	4.91%	5.54%	5.36%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	5.36%	5.43%	4.79%	5.40%	5.24%

Expense waiver/reimbursement[3]	0.34%	0.34%	0.34%	0.35%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,009,592	$5,400,132	$5,477,028	$5,289,871	$4,814,583

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	5.21%	5.32%	4.65%	5.28%	5.10%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	5.03%	5.16%	4.54%	5.15%	5.03%

Expense waiver/reimbursement[3]	0.09%	0.09%	0.09%	0.10%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,319,164	$4,400,816	$5,034,388	$5,045,428	$3,054,110

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2001	2000 [1]	1999	1998	1997 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.02
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	5.37%	5.47%	4.81%	5.43%	1.58%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.30%	0.30%	0.30%[4]

Net investment income	5.16%	5.25%	4.61%	5.30%	5.42%[4]

Expense waiver/reimbursement[5]	0.24%	0.24%	0.24%	0.25%	0.25%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$611,386	$334,019	$462,807	$31,703	$42,505

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2001

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2001, capital paid-in aggregated $11,940,141,663.

Transactions in shares were as follows:

Year Ended July 31	2001	2000
Institutional Shares:
Shares sold	30,414,620,215	31,151,429,016
Shares issued to shareholders in payment of distributions declared	86,667,551	76,576,895
Shares redeemed	(29,891,828,174)	(31,304,901,682)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	609,459,592	(76,895,771)

Year Ended July 31	2001	2000
Institutional Service Shares:
Shares sold	28,747,782,630	28,766,507,789
Shares issued to shareholders in payment of distributions declared	60,900,138	66,129,406
Shares redeemed	(27,890,334,755)	(29,466,208,868)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	918,348,013	(633,571,673)

Year Ended July 31	2001	2000
Institutional Capital Shares:
Shares sold	4,297,181,612	2,515,649,567
Shares issued to shareholders in payment of distributions declared	4,918,237	2,942,068
Shares redeemed	(4,024,732,684)	(2,647,380,016)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	277,367,165	(128,788,381)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,805,174,770	(839,255,825)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TREASURY OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Obligations Fund (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods in the four years ended July 31, 1999 were audited by other auditors, whose report dated September 29, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 7, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Treasury Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00645-07 (9/01)